UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.27%

ASSET-BACKED SECURITIES 1.37%

Automobiles 0.11%

TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	$979	$969,351
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	277	276,478
Total					1,245,829

Other 1.26%

ALM XIX Ltd. 2016-19A C†	5.654%(3 Mo. LIBOR + 4.35%)	#	7/15/2028	462	469,535
ALM XVIII Ltd. 2016-18A C†	5.654%(3 Mo. LIBOR + 4.35%)	#	7/15/2027	500	507,405
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.954%(3 Mo. LIBOR + 3.65%)	#	10/15/2027	400	400,000
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.514%(3 Mo. LIBOR + 4.20%)	#	7/28/2028	250	252,598
Anchorage Capital CLO 9 Ltd. 2016-9A D†	5.304%(3 Mo. LIBOR + 4.00%)	#	1/15/2029	900	912,623
Anchorage Capital CLO Ltd. 2013-1A C†	4.804%(3 Mo. LIBOR + 3.50%)	#	7/13/2025	250	250,314
Apex Credit CLO Ltd. 2015-2A B1†	3.704%(3 Mo. LIBOR + 2.40%)	#	10/19/2026	1,500	1,501,617
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	417,400
BlueMountain CLO Ltd. 2016-1A D†	6.107%(3 Mo. LIBOR + 4.80%)	#	4/20/2027	500	509,750
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	942	940,633
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.867%(3 Mo. LIBOR + 2.55%)	#	11/25/2027	2,500	2,506,453
KKR Financial CLO Ltd. 2013-2A C†	5.063%(3 Mo. LIBOR + 3.75%)	#	1/23/2026	500	502,241
Regatta III Funding Ltd. 2014-1A CR†	4.604%(3 Mo. LIBOR + 3.30%)	#	4/15/2026	400	400,070
Regatta IV Funding Ltd. 2014-1A DR†	4.614%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	1,300	1,300,958
Sound Point CLO XI Ltd. 2016-1A D†	5.957%(3 Mo. LIBOR + 4.65%)	#	7/20/2028	2,000	2,008,434
Voya CLO Ltd. 2016-2A C†	5.556%(3 Mo. LIBOR + 4.25%)	#	7/19/2028	750	754,189
Westcott Park CLO Ltd. 2016-1A D†	5.657%(3 Mo. LIBOR + 4.35%)	#	7/20/2028	850	863,167
Total					14,497,387
Total Asset-Backed Securities (cost $15,391,497)					15,743,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Shares (000)		Fair Value
COMMON STOCKS 14.14%

Aerospace/Defense 0.36%

L3 Technologies, Inc.		6	$1,168,266
Mercury Systems, Inc.*		35	1,824,464
Raytheon Co.		6	1,188,515
Total			4,181,245

Air Transportation 0.16%

Azul SA ADR*		68	1,856,691

Auto Parts & Equipment 0.14%

Chassix Holdings, Inc.		59	1,635,562

Banking 0.67%

Banco Macro SA ADR		11	1,306,810
BOK Financial Corp.		4	358,102
Credit Agricole SA(a)	EUR	65	1,186,999
Danske Bank A/S(a)	DKK	31	1,251,751
LegacyTexas Financial Group, Inc.		15	582,193
Sberbank of Russia PJSC ADR		83	1,175,811
UniCredit SpA*(a)	EUR	87	1,859,025
Total			7,720,691

Beverages 0.66%

Brown-Forman Corp. Class B		32	1,754,705
Constellation Brands, Inc. Class A		6	1,151,624
Davide Campari-Milano SpA(a)	EUR	84	611,028
Monster Beverage Corp.*		31	1,738,497
Remy Cointreau SA(a)	EUR	20	2,316,894
Total			7,572,748

Brokerage 0.27%

CBOE Holdings, Inc.		11	1,173,167
Raymond James Financial, Inc.		22	1,896,413
Total			3,069,580

Building Materials 0.31%

Allegion plc(b)		20	1,767,793
Owens Corning		23	1,759,480
Total			3,527,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Shares (000)			Fair Value
Chemicals 0.46%

Potash Corp. of Saskatchewan, Inc. (Canada)(b)		120		$2,307,780
Sociedad Quimica y Minera de Chile SA ADR		31		1,698,687
Versum Materials, Inc.		32		1,244,919
Total				5,251,386

Discount Stores 0.15%

Wal-Mart Stores, Inc.		22		1,688,293

Diversified Capital Goods 0.11%

Rockwell Automation, Inc.		7		1,229,114

Electric: Generation 0.11%

Vistra Energy Corp.		66		1,226,942

Electric: Integrated 0.50%

El Paso Electric Co.		22		1,213,732
IDACORP, Inc.		13		1,157,511
NextEra Energy, Inc.		8		1,113,780
Pampa Energia SA ADR*		18		1,166,852
Portland General Electric Co.		25		1,151,771
Total				5,803,646

Electronics 0.53%

Cognex Corp.		11		1,159,484
Keyence Corp.(a)	JPY	3		1,354,032
Littelfuse, Inc.		6		1,194,868
Nintendo Co., Ltd.(a)	JPY	3		1,244,676
Trimble, Inc.*		31		1,215,573
Total				6,168,633

Energy: Exploration & Production 0.64%

Carrizo Oil & Gas, Inc.*		75		1,279,354
Chaparral Energy, Inc.*		12		278,536
Chaparral Energy, Inc. Class A*		59		1,324,603
Continental Resources, Inc.*		64		2,475,673
Extraction Oil & Gas, Inc.*		45		687,533
Kosmos Energy Ltd.*		146		1,163,752
Peabody Energy Corp.		—	(c)	10,136
Templar Energy LLC Class A Units		46		138,658
Total				7,358,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Shares (000)		Fair Value
Food & Drug Retailers 0.10%

Cia Brasileira de Distribuicao ADR*		49	$1,158,741

Forestry/Paper 0.26%

Louisiana-Pacific Corp.*		64	1,729,302
Potlatch Corp.		25	1,265,514
Total			2,994,816

Gaming 0.51%

Penn National Gaming, Inc.*		84	1,963,614
Scientific Games Corp. Class A*		47	2,141,653
Wynn Resorts Ltd.		12	1,804,166
Total			5,909,433

Integrated Energy 0.21%

Suncor Energy, Inc. (Canada)(b)		68	2,372,162

Investments & Miscellaneous Financial Services 0.31%

Ameriprise Financial, Inc.		16	2,361,309
BlackRock, Inc.		3	1,187,024
Total			3,548,333

Life Insurance 0.10%

Lincoln National Corp.		16	1,170,022

Machinery 0.54%

Deere & Co.		19	2,329,694
Nabtesco Corp.(a)	JPY	33	1,228,313
Roper Technologies, Inc.		7	1,761,973
Terex Corp.		20	887,119
Total			6,207,099

Media: Content 0.24%

Netflix, Inc.*		15	2,780,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Shares (000)	Fair Value
Medical Products 0.58%

ABIOMED, Inc.*	4	$629,215
Align Technology, Inc.*	6	1,137,924
Baxter International, Inc.	18	1,153,345
Charles River Laboratories International, Inc.*	12	1,257,029
Intuitive Surgical, Inc.*	1	1,263,423
Mettler-Toledo International, Inc.*	2	1,229,778
Total		6,670,714

Metals/Mining (Excluding Steel) 0.28%

Century Aluminum Co.*	64	1,053,228
Southern Copper Corp. (Peru)(b)	55	2,200,835
Total		3,254,063

Monoline Insurance 0.10%

FNF Group	24	1,135,528

Non-Electric Utilities 0.20%

Aqua America, Inc.	35	1,148,374
Cia de Saneamento Basico do Estado de Sao Paulo ADR	113	1,185,306
Total		2,333,680

Oil Field Equipment & Services 0.11%

RPC, Inc.	49	1,216,421

Personal & Household Products 0.20%

Hasbro, Inc.	12	1,202,220
Mohawk Industries, Inc.*	5	1,126,171
Total		2,328,391

Pharmaceuticals 1.02%

Bluebird Bio, Inc.*	9	1,200,027
Blueprint Medicines Corp.*	41	2,847,692
Exelixis, Inc.*	49	1,178,789
Insmed, Inc.*	47	1,471,302
Loxo Oncology, Inc.*	16	1,467,564
Spark Therapeutics, Inc.*	14	1,248,775
Vertex Pharmaceuticals, Inc.*	15	2,319,522
Total		11,733,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Shares (000)		Fair Value
Printing & Publishing 0.11%

S&P Global, Inc.		8	$1,224,845

Real Estate Investment Trusts 0.20%

CoreSite Realty Corp.		11	1,180,209
Goodman Group(a)	AUD	179	1,158,562
Total			2,338,771

Recreation & Travel 0.11%

Vail Resorts, Inc.		6	1,259,451

Restaurants 0.20%

McDonald’s Corp.		7	1,122,612
Shake Shack, Inc. Class A*		37	1,226,885
Total			2,349,497

Software/Services 1.48%

2U, Inc.*		21	1,190,177
Arista Networks, Inc.*		7	1,255,029
Blackbaud, Inc.		13	1,176,520
Cognizant Technology Solutions Corp. Class A		16	1,184,143
Global Payments, Inc.		12	1,179,227
GrubHub, Inc.*		21	1,098,593
InterXion Holding NV (Netherlands)*(b)		24	1,203,323
Mastercard, Inc. Class A		8	1,134,824
MSCI, Inc.		16	1,814,288
PayPal Holdings, Inc.*		18	1,130,642
Shopify, Inc. Class A (Canada)*(b)		11	1,297,000
Snap, Inc. Class A*		80	1,164,669
Tableau Software, Inc. Class A*		15	1,136,531
VMware, Inc. Class A*		10	1,135,139
Total			17,100,105

Specialty Retail 0.58%

Cie Financiere Richemont SA(a)	CHF	14	1,276,206
Maisons du Monde SA†(a)	EUR	16	688,382
Moncler SpA(a)	EUR	78	2,244,627
Wayfair, Inc. Class A*		37	2,494,609
Total			6,703,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments			Shares (000)		Fair Value
Support: Services 0.46%

Bright Horizons Family Solutions, Inc.*				15	$1,275,908
Total System Services, Inc.				26	1,680,009
United Rentals, Inc.*				17	2,347,481
Total					5,303,398

Technology Hardware & Equipment 0.40%

Analog Devices, Inc.				13	1,140,460
Corning, Inc.				40	1,189,859
NVIDIA Corp.				6	1,147,703
Tokyo Electron Ltd.(a)			JPY	8	1,151,744
Total					4,629,766

Telecommunications: Wireless 0.10%

American Tower Corp.				8	1,140,731

Theaters & Entertainment 0.12%

Live Nation Entertainment, Inc.*				32	1,381,406

Transportation: Infrastructure/Services 0.34%

AP Moller - Maersk A/S Class B(a)			DKK	1	1,149,223
Hapag-Lloyd AG†*(a)			EUR	39	1,639,541
Landstar System, Inc.				12	1,185,835
Total					3,974,599

Trucking & Delivery 0.21%

Old Dominion Freight Line, Inc.				22	2,391,699
Total Common Stocks (cost $143,432,532)					162,902,036

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.57%

Automakers 0.14%

Tesla, Inc.	2.375%	3/15/2022		$1,354	1,666,266

Electronics 0.23%

Novellus Systems, Inc.	2.625%	5/15/2041		256	1,407,680
Teradyne, Inc.†	1.25%	12/15/2023		886	1,183,364
Total					2,591,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.20%

RealPage, Inc.†	1.50%	11/15/2022	$976	$1,139,480
Take-Two Interactive Software, Inc.	1.00%	7/1/2018	240	1,139,700
Total				2,279,180
Total Convertible Bonds (cost $5,844,611)				6,536,490

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.36%

Personal & Household Products 0.17%

Stanley Black & Decker, Inc.	5.375%		17	1,937,585

Software/Services 0.10%

Mandatory Exchangeable Trust†	5.75%		6	1,157,846

Telecommunications: Wireless 0.09%

Crown Castle International Corp.	6.875%		1	1,110,720
Total Convertible Preferred Stocks (cost $3,518,685)				4,206,151

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(d) 3.28%

Auto Parts & Equipment 0.03%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$297	299,630	(e)

Building Materials 0.42%

Beacon Roofing Supply, Inc. Bridge Term Loan	— (f)	8/24/2018	2,925	2,925,000	(e)
Hayward Industries, Inc. 1st Lien Initial Term Loan	4.74%	8/5/2024	386	388,974
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	5.333%(3 Mo. LIBOR + 4.00%)	12/20/2023	1,518	1,536,051
Total				4,850,025

Electric: Generation 0.44%

Lightstone Holdco LLC Refinanced Term Loan B	5.735%(1 Mo. LIBOR + 4.50%)	1/30/2024	2,569	2,563,500
Lightstone Holdco LLC Refinanced Term Loan C	5.735%(1 Mo. LIBOR + 4.50%)	1/30/2024	161	160,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Moxie Liberty LLC Advance Construction Term Loan B1	7.833%(3 Mo. LIBOR + 6.50%)		8/21/2020	$1,199	$1,072,223
Sandy Creek Energy Associates, L.P. Term Loan	5.333%(3 Mo. LIBOR + 4.00%)		11/9/2020	1,553	1,272,851
Total					5,069,205

Energy: Exploration & Production 0.26%

California Resources Corp. Term Loan	4.235%(1 Mo. LIBOR + 3.00%)		11/25/2019	741	718,789
Chief Exploration & Development LLC 2nd Lien Term Loan	7.959%(3 Mo. LIBOR + 6.50%)		5/16/2021	1,111	1,089,824
Jonah Energy LLC 2nd Lien Initial Term Loan	9.75%(3 Mo. LIBOR + 6.50%)		5/12/2021	1,190	1,190,375
Total					2,998,988

Gaming 0.31%

Amaya Holdings B.V. 1st Lien Initial Term Loan B3 (Netherlands)(b)	4.833%(3 Mo. LIBOR + 3.50%)		8/1/2021	1,109	1,113,716
Cowlitz Tribal Gaming Authority Term Loan B	11.735%(1 Mo. LIBOR + 10.50%)		12/6/2021	2,210	2,475,200	(e)
Total					3,588,916

Health Services 0.28%

Genoa, a QoL Healthcare Company, LLC 1st Lien Term Loan	4.485%(1 Mo. LIBOR + 3.25%)		10/30/2023	1,098	1,105,720
Parexel International Corp. Bridge Term Loan	—	(f)	7/18/2018	2,079	2,079,000
Total					3,184,720

Investments & Miscellaneous Financial Services 0.11%

Russell Investments US Institutional Holdco, Inc. Initial Term Loan	5.49%(1 Mo. LIBOR + 4.25%)		6/1/2023	332	337,855
VFH Parent LLC Initial Term Loan	5.061%(3 Mo. LIBOR + 3.75%)		12/30/2021	909	919,773
Total					1,257,628

Media: Diversified 0.11%

UFC Holdings, LLC 2nd Lien Term Loan	8.737%(1 Mo. LIBOR + 7.50%)		8/18/2024	1,231	1,254,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.06%

Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.235%(1 Mo. LIBOR + 7.00%)	1/17/2020	$650	$652,844

Personal & Household Products 0.18%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.83%(3 Mo. LIBOR + 3.50%)	10/15/2020	2,401	2,045,780

Real Estate Development & Management 0.09%

Capital Automotive L.P. 2nd Lien Initial Tranche B Term Loan	7.24%(1 Mo. LIBOR + 6.00%)	3/24/2025	1,051	1,068,138

Recreation & Travel 0.18%

Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	4.485%(1 Mo. LIBOR + 3.25%)	7/31/2024	2,088	2,101,708

Software/Services 0.08%

Misys Ltd 2nd Lien Dollar Term Loan	8.567%(3 Mo. LIBOR + 7.25%)	6/13/2025	965	984,816

Specialty Retail 0.22%

Container Store, Inc. (The) Term Loan B	8.333%(3 Mo. LIBOR + 7.00%)	8/15/2021	972	936,049
PetSmart, Inc. Tranche B2 Term Loan	4.24%(1 Mo. LIBOR + 3.00%)	3/11/2022	1,844	1,564,636
Total				2,500,685

Support: Services 0.23%

H&E Equipment Services, Inc. Unsecured Bridge Facility	— (f)	7/31/2018	2,371	2,371,000	(e)
Pike Corp. 2017 Initial Term Loan	4.74%(3 Mo. LIBOR + 3.50%)	9/20/2024	329	333,805
Total				2,704,805

Transportation: Infrastructure/Services 0.26%

Uber Technologies, Inc. Term Loan	5.24%	7/13/2023	2,991	3,010,621

Utility 0.02%

Viva Alamo LLC Initial Term Loan	5.57%	2/22/2021	282	269,779
Total Floating Rate Loans (cost $37,209,905)				37,842,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(a) 0.54%

France 0.30%

CMA CGM SA†	6.50%	7/15/2022	EUR	2,064	$2,564,573
CMA CGM SA†	7.75%	1/15/2021	EUR	734	914,209
Total					3,478,782

Netherlands 0.24%

Hema Bondco I BV†	6.25%(3 Mo. LIBOR + 6.25%) #	7/15/2022	EUR	2,291	2,777,526
Total Foreign Bonds (cost $5,767,908)					6,256,308

FOREIGN GOVERNMENT OBLIGATIONS 3.44%

Argentina 1.01%

City of Buenos Aires†(b)	7.50%	6/1/2027		$1,275	1,416,780
City of Buenos Aires†(b)	8.95%	2/19/2021		1,125	1,257,412
Province of Santa Fe†(b)	6.90%	11/1/2027		1,094	1,133,089
Provincia de Buenos Aires†(b)	6.50%	2/15/2023		1,493	1,577,593
Provincia de Mendoza†(b)	8.375%	5/19/2024		1,346	1,488,339
Provincia of Neuquen†(b)	7.50%	4/27/2025		420	439,950
Provincia of Neuquen†(b)	8.625%	5/12/2028		1,117	1,257,843
Republic of Argentina(b)	7.50%	4/22/2026		2,708	3,046,500
Total					11,617,506

Australia 0.33%

Australian Government(a)	4.25%	4/21/2026	AUD	2,084	1,821,034
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	2,500	2,026,032
Total					3,847,066

Bahamas 0.10%

Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$1,100	1,155,000

Bermuda 0.24%

Government of Bermuda†	4.138%	1/3/2023		1,350	1,427,625
Government of Bermuda†	4.854%	2/6/2024		1,175	1,284,063
Total					2,711,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Canada 0.21%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	3,000	$2,445,851

Cayman Islands 0.04%

Cayman Islands Government†	5.95%	11/24/2019		$425	463,250

Greece 0.15%

Hellenic Republic†(a)	4.375%	8/1/2022	EUR	1,500	1,755,016

Honduras 0.22%

Honduras Government†(b)	6.25%	1/19/2027		$2,300	2,486,208

Jamaica 0.48%

Government of Jamaica(b)	6.75%	4/28/2028		2,373	2,743,781
Government of Jamaica(b)	7.625%	7/9/2025		1,150	1,383,910
Government of Jamaica(b)	8.00%	3/15/2039		1,110	1,377,788
Total					5,505,479

Senegal 0.15%

Republic of Senegal†(b)	6.25%	5/23/2033		1,661	1,712,973

Sri Lanka 0.20%

Republic of Sri Lanka†(b)	6.20%	5/11/2027		2,209	2,321,502

Ukraine 0.11%

Ukraine Government†(b)	7.375%	9/25/2032		1,242	1,212,130

United Arab Emirates 0.11%

Abu Dhabi Government International†(b)	3.125%	5/3/2026		1,255	1,281,513

Uruguay 0.09%

Republic of Uruguay†(a)	8.50%	3/15/2028	UYU	30,282	1,081,704
Total Foreign Government Obligations (cost $37,355,376)					39,596,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.48%

Federal National Mortgage Assoc.(g) (cost $17,223,658)	3.50%	TBA	$16,600	$17,107,726

HIGH YIELD CORPORATE BONDS 71.56%

Advertising 0.30%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	1,579	1,634,265
Lamar Media Corp.	5.75%	2/1/2026	566	616,232
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,222,500
Total				3,472,997

Aerospace/Defense 0.20%

Bombardier, Inc. (Canada)†(b)	8.75%	12/1/2021	361	388,797
Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025	777	778,942
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	1,048	1,134,460
Total				2,302,199

Air Transportation 0.50%

Air Canada (Canada)†(b)	7.75%	4/15/2021	1,140	1,302,450
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	6/15/2029	839	885,637
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	647	678,935
American Airlines 2017-1 Class B Pass-Through Trust	4.95%	8/15/2026	500	523,750
Latam Finance Ltd.†	6.875%	4/11/2024	2,186	2,325,904
Total				5,716,676

Auto Parts & Equipment 0.67%

Allison Transmission, Inc.†	5.00%	10/1/2024	1,250	1,300,437
American Axle & Manufacturing, Inc.†	6.25%	4/1/2025	1,041	1,064,423
American Axle & Manufacturing, Inc.†	6.50%	4/1/2027	2,000	2,022,500
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	1,617	1,669,552
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	339	339,848
TI Group Automotive Systems LLC (United Kingdom)†(b)	8.75%	7/15/2023	1,250	1,331,250
Total				7,728,010

Automakers 0.69%

BMW US Capital LLC†	2.80%	4/11/2026	1,199	1,178,622
Tesla, Inc.†	5.30%	8/15/2025	6,945	6,799,502
Total				7,978,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking 8.77%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		$2,600	$2,765,597
Akbank Turk AS (Turkey)†(b)	7.20%(5 Yr Swap rate + 5.03%) #	3/16/2027		1,100	1,160,775
American Express Credit Corp.	3.30%	5/3/2027		1,891	1,910,382
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021		1,510	1,486,696
Associated Banc-Corp.	4.25%	1/15/2025		1,000	1,028,542
Astoria Financial Corp.	3.50%	6/8/2020		1,393	1,407,333
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%(USD Swap + 5.17%) #	—	(h)	1,415	1,602,488
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%(5 Yr Swap rate + 8.26%) #	—	(h)	1,400	1,451,450
Banco de Bogota SA (Colombia)†(b)	4.375%	8/3/2027		900	911,875
Banco de Bogota SA (Colombia)†(b)	6.25%	5/12/2026		1,000	1,093,000
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%(5 Yr Treasury Note CMT + 7.16%) #	7/19/2026		1,000	1,120,740
Banco do Brasil SA†	6.25%(10 Yr Treasury Note CMT + 4.40%) #	—	(h)	1,983	1,777,264
Banco General SA (Panama)†(b)	4.125%	8/7/2027		2,275	2,278,526
Banco Mercantil del Norte SA (Mexico)†	7.625%(10 Yr Treasury Note CMT + 5.35%) #	—	(h)	1,077	1,177,700
Banistmo SA (Panama)†(b)	3.65%	9/19/2022		1,390	1,394,865
Bank of America Corp.	4.00%	1/22/2025		1,700	1,760,216
Bank of America Corp.	4.45%	3/3/2026		2,201	2,326,681
BankUnited, Inc.	4.875%	11/17/2025		2,525	2,633,477
Barclays Bank plc (United Kingdom)(b)	7.625%	11/21/2022		1,011	1,163,282
BNP Paribas SA (France)†(b)	6.75%(5 Yr Swap rate + 4.92%) #	—	(h)	1,817	1,946,461
Citigroup, Inc.	4.45%	9/29/2027		1,473	1,559,594
Citizens Financial Group, Inc.	4.35%	8/1/2025		831	863,240
Comerica, Inc.	3.80%	7/22/2026		1,258	1,276,056
Commonwealth Bank of Australia (Australia)†(b)	4.50%	12/9/2025		973	1,019,368
Compass Bank	3.875%	4/10/2025		2,100	2,098,260
Credit Suisse Group AG (Switzerland)†(b)	7.50%(5 Yr Swap rate + 4.60%) #	—	(h)	1,075	1,217,630
Fifth Third Bancorp	8.25%	3/1/2038		1,708	2,603,376
Finansbank AS (Turkey)†(b)	4.875%	5/19/2022		1,380	1,380,037
First Republic Bank	4.625%	2/13/2047		1,161	1,201,625
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		1,520	1,525,597
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		2,100	2,774,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%) #	4/15/2027		$2,396	$2,513,404
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		3,671	3,822,189
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		3,212	3,389,416
Intesa Sanpaolo SpA (Italy)†(b)	7.70%(5 Yr Swap rate + 5.46%) #	—	(h)	2,717	2,849,454
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028		1,306	1,318,925
JPMorgan Chase & Co.	3.90%	7/15/2025		1,150	1,211,724
JPMorgan Chase & Co.	6.75%(3 Mo. LIBOR + 3.78%) #	—	(h)	1,688	1,932,861
Lloyds Banking Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 4.76%) #	—	(h)	1,519	1,706,976
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%(5 Yr Swap rate + 3.70%) #	—	(h)	1,794	1,860,737
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	783,480
Manufacturers & Traders Trust Co.	3.40%	8/17/2027		526	527,620
Morgan Stanley	3.125%	7/27/2026		2,144	2,104,525
Morgan Stanley	3.625%	1/20/2027		1,801	1,828,209
Morgan Stanley	4.00%	7/23/2025		937	988,484
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		950	970,235
People’s United Bank NA	4.00%	7/15/2024		1,100	1,126,789
Popular, Inc.	7.00%	7/1/2019		2,125	2,194,063
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		584	622,046
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%	6/10/2023		1,517	1,683,074
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		506	558,210
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%(5 Yr Swap rate + 5.80%) #	—	(h)	2,235	2,346,191
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%(5 Yr Swap rate + 7.60%) #	—	(h)	1,571	1,745,774
Standard Chartered plc (United Kingdom)†(b)	7.50%(5 Yr Swap rate + 6.30%) #	—	(h)	1,375	1,471,250
SVB Financial Group	3.50%	1/29/2025		999	1,001,971
Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr Swap rate + 2.21%) #	9/15/2031		750	747,586
Turkiye Garanti Bankasi AS (Turkey)†(b)	5.25%	9/13/2022		2,200	2,261,490
Turkiye Garanti Bankasi AS (Turkey)†(b)	6.125%(5 Yr Swap rate + 4.22%) #	5/24/2027		1,700	1,706,497
UBS AG	7.625%	8/17/2022		606	715,838
UBS Group AG (Switzerland)(b)	7.00%(5 Yr Swap rate + 4.87%) #	—	(h)	1,000	1,125,050
UniCredit SpA (Italy)(b)	6.375%(5 Yr Swap rate + 5.51%) #	5/2/2023		1,149	1,175,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)

Washington Mutual Bank(i)	6.875%	6/15/2011	$1,250	$125	(j)
Wells Fargo & Co.	4.90%	11/17/2045	1,759	1,965,609
Zenith Bank plc (Nigeria)†(b)	7.375%	5/30/2022	900	932,071
Total				101,103,869

Beverages 0.80%

Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026	3,253	3,369,884
Bacardi Ltd.†	2.75%	7/15/2026	1,149	1,101,686
Brown-Forman Corp.	4.50%	7/15/2045	1,572	1,695,867
Dr. Pepper Snapple Group, Inc.	2.55%	9/15/2026	879	829,953
PepsiCo, Inc.	3.60%	3/1/2024	1,653	1,746,988
PepsiCo, Inc.	4.25%	10/22/2044	419	448,754
Total				9,193,132

Brokerage 0.10%

E*TRADE Financial Corp.	3.80%	8/24/2027	1,167	1,182,860

Building & Construction 1.38%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	1,087	1,081,565
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	1,023	1,048,575
Beazer Homes USA, Inc.	6.75%	3/15/2025	705	745,961
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(b)	6.125%	7/1/2022	947	994,350
ITR Concession Co. LLC†	5.183%	7/15/2035	785	834,254
K Hovnanian Enterprises, Inc.†	10.00%	7/15/2022	1,305	1,357,200
Lennar Corp.	4.75%	11/15/2022	1,754	1,861,432
Lennar Corp.	4.75%	5/30/2025	830	870,463
PulteGroup, Inc.	5.00%	1/15/2027	1,959	2,044,706
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,452,500
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,098,750
William Lyon Homes, Inc.	5.875%	1/31/2025	1,500	1,541,250
Total				15,931,006

Building Materials 1.24%

Builders FirstSource, Inc.†	5.625%	9/1/2024	752	798,060
Builders FirstSource, Inc.†	10.75%	8/15/2023	1,075	1,230,875
FBM Finance, Inc.†	8.25%	8/15/2021	1,003	1,078,225
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,311,000
Lennox International, Inc.	3.00%	11/15/2023	1,081	1,083,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Martin Marietta Materials, Inc.	4.25%	7/2/2024	$1,146	$1,217,343
Masonite International Corp.†	5.625%	3/15/2023	1,068	1,123,055
Owens Corning	4.30%	7/15/2047	1,763	1,687,610
Standard Industries, Inc.†	5.375%	11/15/2024	1,149	1,226,902
Standard Industries, Inc.†	6.00%	10/15/2025	1,786	1,957,385
U.S. Concrete, Inc.	6.375%	6/1/2024	552	597,540
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	851	940,355
Total				14,252,129

Cable & Satellite Television 3.64%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	1,600	1,700,000
Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026	2,384	2,628,360
Cablevision SA (Argentina)†(b)	6.50%	6/15/2021	1,020	1,091,135
Cablevision Systems Corp.	5.875%	9/15/2022	2,250	2,334,375
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	702	732,713
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	3,250	3,302,812
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	1,575	1,657,688
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,898,794
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	2,201	2,580,436
CSC Holdings LLC†	10.125%	1/15/2023	925	1,069,531
CSC Holdings LLC†	10.875%	10/15/2025	3,647	4,517,721
DISH DBS Corp.	7.75%	7/1/2026	6,513	7,489,950
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	2,269	2,371,105
SFR Group SA (France)†(b)	6.25%	5/15/2024	791	838,262
SFR Group SA (France)†(b)	7.375%	5/1/2026	1,019	1,101,794
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	449	480,991
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	584	616,850
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	2,015,805
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	997	1,051,835
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	1,275	1,351,500
Ziggo Secured Finance BV (Netherlands)†(b)	5.50%	1/15/2027	1,122	1,152,507
Total				41,984,164

Chemicals 1.37%

Albemarle Corp.	5.45%	12/1/2044	1,524	1,772,947
CF Industries, Inc.†	4.50%	12/1/2026	1,640	1,718,472
Chemours Co. (The)	5.375%	5/15/2027	647	674,498
Chemours Co. (The)	7.00%	5/15/2025	1,705	1,896,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Chemicals (continued)

GCP Applied Technologies, Inc.†	9.50%		2/1/2023		$459	$519,818
Halcyon Agri Corp. Ltd. (Singapore)(b)	4.50%	#(n)	—	(h)	758	750,337
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%		4/15/2023		1,025	1,176,188
Olin Corp.	5.125%		9/15/2027		1,992	2,086,620
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	4.375%		1/28/2025		1,092	1,134,315
TPC Group, Inc.†	8.75%		12/15/2020		1,133	1,104,675
Tronox Finance LLC†	7.50%		3/15/2022		1,772	1,876,105
Westlake Chemical Corp.	3.60%		8/15/2026		1,108	1,108,217
Total						15,819,004

Consumer/Commercial/Lease Financing 1.03%

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021		1,788	1,829,348
Navient Corp.	5.00%		10/26/2020		964	994,125
Navient Corp.	6.125%		3/25/2024		2,407	2,493,652
Navient Corp.	6.625%		7/26/2021		3,011	3,229,297
Navient Corp.	6.75%		6/25/2025		2,669	2,782,432
TMX Finance LLC/TitleMax Finance Corp.†	8.50%		9/15/2018		616	572,880
Total						11,901,734

Discount Stores 0.59%

Amazon.com, Inc.†	4.25%		8/22/2057		2,075	2,137,877
Amazon.com, Inc.	4.80%		12/5/2034		4,062	4,612,677
Total						6,750,554

Diversified Capital Goods 0.84%

BCD Acquisition, Inc.†	9.625%		9/15/2023		1,074	1,188,112
General Cable Corp.	5.75%		10/1/2022		1,152	1,162,829
Griffon Corp.	5.25%		3/1/2022		1,163	1,180,445
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%		5/27/2025		1,235	1,257,093
SPX FLOW, Inc.†	5.625%		8/15/2024		873	918,832
SPX FLOW, Inc.†	5.875%		8/15/2026		1,253	1,328,180
Valmont Industries, Inc.	5.25%		10/1/2054		2,656	2,611,220
Total						9,646,711

Electric: Distribution/Transportation 0.20%

Oklahoma Gas & Electric Co.	4.15%		4/1/2047		960	1,018,530
Pennsylvania Electric Co.†	3.25%		3/15/2028		1,334	1,319,387
Total						2,337,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.93%

Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(b)	5.95%	12/15/2039	$1,386	$1,431,311
Calpine Corp.	5.75%	1/15/2025	1,237	1,173,604
Dynegy, Inc.	7.625%	11/1/2024	2,290	2,384,463
Dynegy, Inc.†	8.125%	1/30/2026	1,517	1,564,406
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	2,170	2,215,553
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,814	1,972,600
Total				10,741,937

Electric: Integrated 1.74%

Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,321,212
Black Hills Corp.	3.95%	1/15/2026	803	834,977
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,149,634
Emera, Inc. (Canada)(b)	6.75%(3 Mo. LIBOR + 5.44%) #	6/15/2076	916	1,046,530
Enel Finance International NV (Netherlands)†(b)	3.625%	5/25/2027	2,137	2,144,745
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,909	1,984,270
Entergy Mississippi, Inc.	2.85%	6/1/2028	625	603,655
Eskom Holdings SOC Ltd. (South Africa)†(b)	5.75%	1/26/2021	1,136	1,155,736
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,203	2,196,784
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,103,610
Monongahela Power Co.†	3.55%	5/15/2027	942	957,646
National Fuel Gas Co.	3.95%	9/15/2027	1,975	1,955,146
Puget Sound Energy, Inc.	7.02%	12/1/2027	314	408,220
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,113,180
Southern California Edison Co.	3.90%	3/15/2043	1,000	1,027,712
Total				20,003,057

Electronics 1.40%

Applied Materials, Inc.	4.35%	4/1/2047	2,370	2,541,007
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	1,660	1,712,220
Nokia OYJ (Finland)(b)	4.375%	6/12/2027	928	957,000
NVIDIA Corp.	3.20%	9/16/2026	2,872	2,861,400
Qorvo, Inc.	7.00%	12/1/2025	2,879	3,296,455
Trimble, Inc.	4.75%	12/1/2024	3,132	3,369,312
Xilinx, Inc.	2.95%	6/1/2024	1,345	1,347,172
Total				16,084,566

Energy: Exploration & Production 5.30%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.†	7.875%	12/15/2024	1,563	1,695,855
Bill Barrett Corp.	7.00%	10/15/2022	1,087	1,048,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Bill Barrett Corp.	8.75%	6/15/2025	$181	$174,665
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,916	1,954,320
Concho Resources, Inc.	4.875%	10/1/2047	2,658	2,776,919
CONSOL Energy, Inc.	5.875%	4/15/2022	1,065	1,080,975
CONSOL Energy, Inc.	8.00%	4/1/2023	1,091	1,164,708
Continental Resources, Inc.	3.80%	6/1/2024	3,564	3,457,080
Continental Resources, Inc.	4.50%	4/15/2023	4,919	4,943,595
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,840	2,935,850
Denbury Resources, Inc.	5.50%	5/1/2022	407	235,043
Eclipse Resources Corp.	8.875%	7/15/2023	1,322	1,351,745
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	1,138	1,155,070
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	964	755,535
Gulfport Energy Corp.	6.00%	10/15/2024	259	262,238
Gulfport Energy Corp.	6.375%	5/15/2025	327	332,314
Halcon Resources Corp.†	6.75%	2/15/2025	1,097	1,140,880
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	2,903	2,859,455
Jonah Energy LLC/Jonah Energy Finance Corp.†(k)	7.25%	10/15/2025	1,853	1,869,214
Kosmos Energy Ltd.†	7.875%	8/1/2021	1,175	1,222,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	1,661	1,457,527
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	1,354	1,323,535
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	3,196	2,756,550
Murphy Oil Corp.	6.875%	8/15/2024	517	552,539
Newfield Exploration Co.	5.625%	7/1/2024	1,649	1,776,797
Oasis Petroleum, Inc.	6.875%	3/15/2022	1,100	1,124,750
PDC Energy, Inc.	7.75%	10/15/2022	1,550	1,614,906
PT Saka Energi Indonesia (Indonesia)†(b)	4.45%	5/5/2024	948	962,500
Range Resources Corp.	4.875%	5/15/2025	2,379	2,355,210
Range Resources Corp.†	5.875%	7/1/2022	1,056	1,095,600
Sanchez Energy Corp.	6.125%	1/15/2023	1,658	1,434,170
Sanchez Energy Corp.	7.75%	6/15/2021	906	862,965
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	2,070	2,204,550
SM Energy Co.	6.50%	1/1/2023	1,867	1,890,337
Southwestern Energy Co.	7.75%	10/1/2027	1,714	1,780,417
Texaco Capital, Inc.	8.625%	11/15/2031	1,223	1,842,626
Ultra Resources, Inc.†	6.875%	4/15/2022	481	491,221
Ultra Resources, Inc.†	7.125%	4/15/2025	448	453,040
WPX Energy, Inc.	6.00%	1/15/2022	1,242	1,290,128
YPF SA (Argentina)†(b)	6.95%	7/21/2027	1,361	1,446,063
Total				61,131,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.44%

Ingles Markets, Inc.	5.75%	6/15/2023	$1,076	$1,057,170
New Albertson’s, Inc.	7.75%	6/15/2026	1,047	863,775
SMU SA (Chile)†(b)	7.75%	2/8/2020	900	929,583
Whole Foods Market, Inc.	5.20%	12/3/2025	1,950	2,241,801
Total				5,092,329

Food: Wholesale 1.05%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	1,297	1,391,032
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,435,000
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	1,664	1,808,768
Kernel Holding SA (Ukraine)†(b)	8.75%	1/31/2022	1,185	1,303,405
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	1,299	1,360,703
McCormick & Co., Inc.	4.20%	8/15/2047	613	630,656
MHP SE (Ukraine)†(b)	7.75%	5/10/2024	1,597	1,723,882
Pilgrim’s Pride Corp.†	5.875%	9/30/2027	1,148	1,179,570
Post Holdings, Inc.†	5.75%	3/1/2027	1,235	1,278,225
Total				12,111,241

Foreign Sovereign 0.09%

Instituto Costarricense de Electricidad (Costa Rica)†(b)	6.375%	5/15/2043	1,047	983,070

Forestry/Paper 0.49%

Klabin Finance SA (Luxembourg)†(b)	4.875%	9/19/2027	1,103	1,097,375
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	1,991	2,190,100
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,145	1,114,944
Rayonier, Inc.	3.75%	4/1/2022	1,262	1,280,029
Total				5,682,448

Gaming 1.44%

Caesars Entertainment Operating Co., Inc. (i)	10.00%	12/15/2018	1,945	1,990,560
Eldorado Resorts, Inc.	6.00%	4/1/2025	552	582,470
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	704	770,000
International Game Technology plc†	6.50%	2/15/2025	593	669,349
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	1,033	1,115,640
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	544	592,188
MGM Resorts International	6.00%	3/15/2023	3,631	4,012,255
MGM Resorts International	7.75%	3/15/2022	416	486,720
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,065	2,214,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

Penn National Gaming, Inc.†	5.625%	1/15/2027	$1,226	$1,275,040
River Rock Entertainment Authority(i)	9.00%	11/1/2018	431	114,215
Scientific Games International, Inc.	10.00%	12/1/2022	1,460	1,622,425
Station Casinos LLC†	5.00%	10/1/2025	1,110	1,115,439
Total				16,561,013

Gas Distribution 1.78%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	1,068	1,141,425
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	282	307,380
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	1,057	1,101,923
Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	852	881,820
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	1,059	1,143,720
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	1,017	1,160,651
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,204,052
Energy Transfer Equity LP	5.50%	6/1/2027	1,097	1,160,077
Energy Transfer Equity LP	5.875%	1/15/2024	1,263	1,362,461
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,895	2,016,633
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,512,693
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	1,419	1,497,045
NGPL PipeCo LLC†	4.375%	8/15/2022	104	108,160
NGPL PipeCo LLC†	4.875%	8/15/2027	453	475,809
Rockies Express Pipeline LLC†	5.625%	4/15/2020	1,600	1,690,000
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,360	1,516,400
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,186,506
Williams Cos., Inc. (The)	3.70%	1/15/2023	543	543,000
Williams Cos., Inc. (The)	4.55%	6/24/2024	457	475,280
Total				20,485,035

Health Facilities 2.96%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	1,020	1,100,325
Ascension Health	3.945%	11/15/2046	1,017	1,039,099
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	1,770	1,754,513
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,128	1,102,620
Dignity Health	3.812%	11/1/2024	675	697,453
Dignity Health	4.50%	11/1/2042	326	311,309
Dignity Health	5.267%	11/1/2064	1,001	1,047,279
HCA, Inc.	5.25%	4/15/2025	1,612	1,747,005
HCA, Inc.	5.25%	6/15/2026	763	824,040
HCA, Inc.	5.50%	6/15/2047	1,816	1,886,370
HCA, Inc.	5.875%	3/15/2022	1,715	1,903,650
HCA, Inc.	7.05%	12/1/2027	390	441,675
HCA, Inc.	7.50%	2/15/2022	2,467	2,836,285
HCA, Inc.	7.58%	9/15/2025	552	640,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	7.69%	6/15/2025	$1,240	$1,447,700
HCA, Inc.	8.36%	4/15/2024	261	314,505
Kindred Healthcare, Inc.	8.75%	1/15/2023	1,190	1,115,506
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	2,978	3,124,941
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	1,799,368
Northwell Healthcare, Inc.	3.979%	11/1/2046	2,486	2,356,908
NYU Hospitals Center	4.368%	7/1/2047	1,191	1,261,969
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	1,034	1,092,163
RWJ Barnabas Health, Inc.	3.949%	7/1/2046	994	991,606
Tenet Healthcare Corp.	8.125%	4/1/2022	3,244	3,308,880
Total				34,145,489

Health Services 0.69%

ASP AMC Merger Sub, Inc.†	8.00%	5/15/2025	1,405	1,359,338
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	675	702,000
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	596	664,540
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,225	1,284,719
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	1,483	1,546,027
Team Health Holdings, Inc.†	6.375%	2/1/2025	1,148	1,090,600
West Street Merger Sub, Inc.†	6.375%	9/1/2025	1,351	1,351,000
Total				7,998,224

Hotels 0.28%

ESH Hospitality, Inc.†	5.25%	5/1/2025	1,095	1,134,693
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	1,254	1,282,215
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%	12/1/2024	731	804,283
Total				3,221,191

Insurance Brokerage 0.23%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	1,639	1,736,996
AssuredPartners, Inc.†	7.00%	8/15/2025	933	957,491
Total				2,694,487

Insurance-Reinsurance 0.41%

Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	921,116
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	917,926
Validus Holdings Ltd.	8.875%	1/26/2040	1,975	2,864,157
Total				4,703,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy 1.41%

Cenovus Energy, Inc. (Canada)†(b)	5.40%	6/15/2047	$453	$455,685
Cenovus Energy, Inc. (Canada)(b)	6.75%	11/15/2039	2,678	3,090,889
Exxon Mobil Corp.	3.043%	3/1/2026	2,101	2,142,643
Hess Corp.	4.30%	4/1/2027	1,836	1,830,293
Petrobras Global Finance BV (Netherlands)(b)	5.625%	5/20/2043	2,500	2,237,500
Petrobras Global Finance BV (Netherlands)(b)	7.375%	1/17/2027	1,200	1,323,600
Petroleos Mexicanos (Mexico)(b)	5.50%	6/27/2044	1,881	1,758,735
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	2,473	3,357,455
Total				16,196,800

Investments & Miscellaneous Financial Services 1.69%

CBOE Holdings, Inc.	3.65%	1/12/2027	874	896,307
CRC Escrow Issuer LLC/CRC Finco, Inc.†(k)	5.25%	10/15/2025	2,286	2,286,000
FMR LLC†	5.35%	11/15/2021	800	876,855
GrupoSura Finance SA†	5.50%	4/29/2026	1,015	1,110,156
Moody’s Corp.†	3.25%	1/15/2028	2,326	2,314,241
MSCI, Inc.†	5.75%	8/15/2025	1,338	1,466,783
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,938	2,044,047
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	1,197	1,160,305
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	2,206	2,185,374
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	1,571	1,624,181
S&P Global, Inc.	6.55%	11/15/2037	1,391	1,800,904
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%	9/27/2023	1,100	1,146,750
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	550	574,063
Total				19,485,966

Life Insurance 0.55%

Lincoln National Corp.	3.625%	12/12/2026	1,176	1,196,165
Nuveen Finance LLC†	4.125%	11/1/2024	1,453	1,531,605
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	1,889	1,956,008
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,611,097
Total				6,294,875

Machinery 0.09%

Xylem, Inc.	3.25%	11/1/2026	1,004	1,004,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.74%

Centene Corp.	6.125%	2/15/2024	$2,044	$2,215,185
Kaiser Foundation Hospitals	4.15%	5/1/2047	2,048	2,198,284
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,114,135
WellCare Health Plans, Inc.	5.25%	4/1/2025	2,829	2,984,595
Total				8,512,199

Media: Content 1.14%

Activision Blizzard, Inc.	3.40%	9/15/2026	1,101	1,115,522
AMC Networks, Inc.	4.75%	8/1/2025	1,137	1,151,213
iHeartCommunications, Inc.	9.00%	3/1/2021	3,492	2,498,962
Netflix, Inc.†	4.375%	11/15/2026	1,705	1,715,128
Netflix, Inc.	5.50%	2/15/2022	636	696,420
Netflix, Inc.	5.875%	2/15/2025	1,661	1,820,871
Sirius XM Radio, Inc.†	5.00%	8/1/2027	1,792	1,836,800
Sirius XM Radio, Inc.†	6.00%	7/15/2024	1,075	1,159,656
Univision Communications, Inc.†	5.125%	2/15/2025	1,134	1,146,758
Total				13,141,330

Medical Products 1.10%

Boston Scientific Corp.	7.00%	11/15/2035	2,396	3,068,833
Edwards Lifesciences Corp.	2.875%	10/15/2018	552	557,986
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	2,900	3,143,216
Medtronic, Inc.	4.375%	3/15/2035	1,779	1,961,075
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	2,325	2,290,125
Stryker Corp.	3.50%	3/15/2026	1,607	1,652,348
Total				12,673,583

Metals/Mining (Excluding Steel) 4.40%

Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	2,477	2,755,662
Aleris International, Inc.†	9.50%	4/1/2021	1,684	1,801,880
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	1,363	1,419,224
Anglo American Capital plc (United Kingdom)†(b)	4.00%	9/11/2027	1,321	1,307,135
Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	2,386	2,493,183
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	660	700,369
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	2,458	2,368,897
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.50%	8/1/2047	910	928,300
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	4/1/2023	1,150	1,187,375
Freeport-McMoRan, Inc.	3.55%	3/1/2022	4,670	4,610,177
Freeport-McMoRan, Inc.	3.875%	3/15/2023	4,941	4,891,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)

Glencore Funding LLC†	4.00%	3/27/2027		$1,958	$1,972,821
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023		686	746,025
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023		1,039	1,111,730
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025		766	833,040
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019		1,037	946,263
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023		1,408	1,434,341
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021		1,825	1,966,438
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024		1,322	1,474,030
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022		1,464	1,599,420
Mirabela Nickel Ltd. (Australia)(b)(i)	1.00%	9/10/2044		15	2	(j)
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022		689	717,421
New Gold, Inc. (Canada)†(b)	6.375%	5/15/2025		464	491,840
Novelis Corp.†	5.875%	9/30/2026		1,000	1,017,500
Novelis Corp.†	6.25%	8/15/2024		974	1,018,025
Peabody Energy Corp.†	6.00%	3/31/2022		1,099	1,138,839
Peabody Energy Corp.†	6.375%	3/31/2025		2,093	2,158,406
Peabody Energy Corp.(i)	10.00%	3/15/2022		1,310	131	(j)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		2,127	2,249,302
Rain CII Carbon LLC/CII Carbon Corp.†(a)	8.50%	1/15/2021	EUR	475	587,803
Samarco Mineracao SA (Brazil)†(b)(i)	4.125%	11/1/2022		$1,820	1,110,200
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024		1,169	1,344,350
Vedanta Resources plc (India)†(b)	6.125%	8/9/2024		2,272	2,309,933
Total					50,691,652

Monoline Insurance 0.15%

Fidelity National Financial, Inc.	5.50%	9/1/2022		406	445,465
MGIC Investment Corp.	5.75%	8/15/2023		1,204	1,327,410
Total					1,772,875

Multi-Line Insurance 0.15%

American International Group, Inc.	4.70%	7/10/2035		1,576	1,696,158

Non-Electric Utilities 0.12%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		1,368	1,406,409

Oil Field Equipment & Services 1.07%

Ensco plc (United Kingdom)(b)	4.50%	10/1/2024		682	569,470
Ensco plc (United Kingdom)(b)	5.20%	3/15/2025		374	316,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)

Forum Energy Technologies, Inc.	6.25%	10/1/2021	$1,300	$1,309,750
National Oilwell Varco, Inc.	3.95%	12/1/2042	102	86,654
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	1,804	1,668,700
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	269	273,708
Precision Drilling Corp. (Canada)(b)	7.75%	12/15/2023	553	566,825
Rowan Cos., Inc.	4.75%	1/15/2024	362	318,560
Rowan Cos., Inc.	7.375%	6/15/2025	72	70,740
SESI LLC	7.125%	12/15/2021	615	630,375
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	972	1,049,598
Transocean Proteus Ltd.†	6.25%	12/1/2024	1,424	1,498,813
Unit Corp.	6.625%	5/15/2021	1,136	1,144,520
Weatherford International Ltd.	7.75%	6/15/2021	1,031	1,076,106
Weatherford International Ltd.†	9.875%	2/15/2024	1,625	1,795,625
Total				12,375,474

Oil Refining & Marketing 0.33%

Citgo Holding, Inc.†	10.75%	2/15/2020	2,485	2,690,012
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	1,051	1,106,178
Total				3,796,190

Packaging 0.70%

BWAY Holding Co.†	7.25%	4/15/2025	3,369	3,478,492
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,528,100
Pactiv LLC	7.95%	12/15/2025	825	932,250
Sealed Air Corp.†	6.875%	7/15/2033	1,850	2,178,375
Total				8,117,217

Personal & Household Products 0.59%

Arcelik AS (Turkey)†(b)	5.00%	4/3/2023	1,425	1,470,642
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,582	1,044,120
Gibson Brands, Inc.†	8.875%	8/1/2018	2,225	1,802,250
Hasbro, Inc.	3.50%	9/15/2027	1,586	1,570,189
SC Johnson & Son, Inc.†	4.75%	10/15/2046	805	921,214
Total				6,808,415

Pharmaceuticals 0.77%

Biogen, Inc.	5.20%	9/15/2045	1,504	1,757,830
Celgene Corp.	5.00%	8/15/2045	2,445	2,773,250
Pfizer, Inc.	5.60%	9/15/2040	1,578	2,001,060
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	1,332	1,421,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)

Zoetis, Inc.	3.95%	9/12/2047	$889	$886,115
Total				8,840,165

Property & Casualty 0.47%

Allstate Corp. (The)	4.20%	12/15/2046	1,244	1,327,577
Arch Capital Finance LLC	4.011%	12/15/2026	1,507	1,565,096
Chubb INA Holdings, Inc.	3.35%	5/3/2026	876	898,724
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	1,526	1,599,420
Total				5,390,817

Rail 0.40%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524	1,655,326
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	1,659	1,800,015
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	1,072	1,117,560
Total				4,572,901

Real Estate Development & Management 0.13%

Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023	400	407,800
Kaisa Group Holdings Ltd. (China)(b)	9.375%	6/30/2024	1,113	1,122,724
Total				1,530,524

Real Estate Investment Trusts 0.72%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,627	1,659,759
Digital Realty Trust LP	3.70%	8/15/2027	1,887	1,909,389
Digital Realty Trust LP	4.75%	10/1/2025	989	1,073,126
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	767,760
Goodman US Finance Three LLC†	4.50%	10/15/2037	1,137	1,154,365
VEREIT Operating Partnership LP	3.95%	8/15/2027	1,748	1,743,938
Total				8,308,337

Real Estate Management & Development 0.23%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	2,539	2,614,487

Recreation & Travel 0.74%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	1,144	1,204,060
LTF Merger Sub, Inc.†	8.50%	6/15/2023	552	589,260
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,950	3,831,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel (continued)

Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	$1,587	$1,706,025
Viking Cruises Ltd.†	5.875%	9/15/2027	1,144	1,150,807
Total				8,481,304

Reinsurance 0.08%

RenaissanceRe Finance, Inc.	3.45%	7/1/2027	918	905,481

Restaurants 0.86%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%	4/4/2027	1,199	1,262,115
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%	9/27/2023	880	971,300
CEC Entertainment, Inc.	8.00%	2/15/2022	322	335,685
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	762	786,765
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,610	1,700,562
McDonald’s Corp.	3.70%	1/30/2026	2,699	2,815,892
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,043	1,024,748
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	989,625
Total				9,886,692

Software/Services 2.41%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	2,150	2,201,654
Autodesk, Inc.	3.50%	6/15/2027	2,322	2,319,973
Camelot Finance SA (Luxembourg)†(b)	7.875%	10/15/2024	923	996,840
First Data Corp.†	5.75%	1/15/2024	2,996	3,145,800
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	1,095	1,151,119
Microsoft Corp.	3.30%	2/6/2027	1,123	1,165,359
Microsoft Corp.	4.00%	2/12/2055	3,817	3,974,707
Microsoft Corp.	4.50%	2/6/2057	999	1,130,883
Oracle Corp.	4.375%	5/15/2055	2,565	2,781,252
Priceline Group, Inc. (The)	2.75%	3/15/2023	479	480,058
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,015	1,046,627
Rackspace Hosting, Inc.†	8.625%	11/15/2024	1,065	1,138,219
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,010	1,154,884
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	700	728,875
VeriSign, Inc.	4.625%	5/1/2023	872	904,700
VeriSign, Inc.	5.25%	4/1/2025	741	803,985
Visa, Inc.	3.15%	12/14/2025	477	488,856
VMware, Inc.	3.90%	8/21/2027	2,091	2,117,084
Total				27,730,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.86%

Alimentation Couche-Tard, Inc. (Canada)†(b)	4.50%	7/26/2047	$1,095	$1,140,719
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	44	3,081	(l)
Coach, Inc.	4.125%	7/15/2027	1,682	1,693,485
Hot Topic, Inc.†	9.25%	6/15/2021	1,564	1,327,445
JD.com, Inc. (China)(b)	3.875%	4/29/2026	2,294	2,307,826
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	1,475	1,500,812
Rent-A-Center, Inc.	4.75%	5/1/2021	960	873,600
Tiffany & Co.	4.90%	10/1/2044	1,133	1,117,141
Total				9,964,109

Steel Producers/Products 0.61%

ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	2,346	2,709,630
ArcelorMittal (Luxembourg)(b)	6.75%	2/25/2022	750	860,325
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	1,082	1,214,545
Steel Dynamics, Inc.†	4.125%	9/15/2025	604	610,414
Steel Dynamics, Inc.	5.00%	12/15/2026	502	537,140
Worthington Industries, Inc.	4.30%	8/1/2032	1,089	1,098,242
Total				7,030,296

Support: Services 2.18%

AECOM	5.125%	3/15/2027	1,418	1,469,402
AECOM	5.875%	10/15/2024	999	1,111,587
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,190	1,094,800
Ashtead Capital, Inc.†	4.375%	8/15/2027	1,393	1,436,531
BakerCorp International, Inc.	8.25%	6/1/2019	507	476,580
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	1,040	1,121,900
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	1,208	1,310,680
Carlson Travel, Inc.†	6.75%	12/15/2023	942	937,290
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,200,660
Cloud Crane LLC†	10.125%	8/1/2024	990	1,101,375
GW Honos Security Corp. (Canada)†(b)	8.75%	5/15/2025	1,182	1,263,263
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,467	1,305,630
Marble II Pte Ltd. (Singapore)†(b)	5.30%	6/20/2022	2,199	2,240,102
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,295,270
Monitronics International, Inc.	9.125%	4/1/2020	1,185	1,060,575
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	1,178	1,302,939
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	1,130	1,197,800
Sotheby’s†	5.25%	10/1/2022	837	862,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

United Rentals North America, Inc.	4.625%	10/15/2025	$1,138	$1,155,070
United Rentals North America, Inc.	4.875%	1/15/2028	1,328	1,336,300
United Rentals North America, Inc.	5.875%	9/15/2026	755	822,950
Total				25,102,814

Technology Hardware & Equipment 1.07%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,594,233
CommScope Technologies LLC†	6.00%	6/15/2025	2,102	2,257,022
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	3,055	3,397,197
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	3,055	3,376,307
Western Digital Corp.	10.50%	4/1/2024	1,489	1,753,298
Total				12,378,057

Telecommunications: Satellite 0.51%

Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	1,225	1,204,328
Intelsat Jackson Holdings SA (Luxembourg)(b)	5.50%	8/1/2023	657	560,093
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	10/15/2020	2,085	2,017,238
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	2,183	2,079,307
Total				5,860,966

Telecommunications: Wireless 1.82%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	1,558	1,667,932
GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	1,939	2,203,451
SBA Communications Corp.	4.875%	9/1/2024	900	928,125
Sprint Capital Corp.	8.75%	3/15/2032	236	302,375
Sprint Corp.	7.125%	6/15/2024	1,375	1,550,313
Sprint Corp.	7.625%	2/15/2025	3,410	3,930,025
Sprint Corp.	7.875%	9/15/2023	1,686	1,959,975
T-Mobile USA, Inc.	6.375%	3/1/2025	2,386	2,574,971
T-Mobile USA, Inc.	6.50%	1/15/2024	1,054	1,125,672
T-Mobile USA, Inc.	6.50%	1/15/2026	4,228	4,677,225
Total				20,920,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services 1.00%

Equinix, Inc.	5.375%	4/1/2023	$324	$338,839
Equinix, Inc.	5.875%	1/15/2026	4,621	5,088,877
GCI, Inc.	6.875%	4/15/2025	1,480	1,598,400
IHS Netherlands Holdco BV (Netherlands)†(b)	9.50%	10/27/2021	1,050	1,102,860
Sable International Finance Ltd.†	6.875%	8/1/2022	1,465	1,582,200
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	1,729	1,838,705
Total				11,549,881

Transportation: Infrastructure/Services 0.82%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	1,579	1,572,673
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029	1,200	1,300,296
Autopistas del Sol SA (Costa Rica)†(b)	7.375%	12/30/2030	1,432	1,516,130
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	1,000	1,113,750
Delhi International Airport Ltd. (India)†(b)	6.125%	10/31/2026	1,706	1,842,565
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	1,030	1,275,526
Stena AB (Sweden)†(b)	7.00%	2/1/2024	877	844,113
Total				9,465,053

Trucking & Delivery 0.10%

XPO CNW, Inc.	6.70%	5/1/2034	1,155	1,123,237
Total High Yield Corporate Bonds (cost $790,519,734)				824,569,563

MUNICIPAL BONDS 3.42%

Air Transportation 0.08%

Miami Dade Cnty, FL	3.982%	10/1/2041	970	982,998

Education 0.46%

California St Univ	3.899%	11/1/2047	2,675	2,744,898
Ohio Univ	5.59%	12/1/2114	1,000	1,153,890
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,383,240
Total				5,282,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation 1.27%

California	7.55%	4/1/2039	$1,000	$1,534,600
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,307,780
Chicago, IL	5.432%	1/1/2042	2,292	2,208,846
Chicago, IL	6.314%	1/1/2044	917	981,447
District of Columbia	5.591%	12/1/2034	1,445	1,796,034
Honolulu City & Cnty, HI	5.418%	12/1/2027	740	883,856
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,280,390
New York City	5.985%	12/1/2036	1,134	1,460,547
Ohio St Univ	4.048%	12/1/2056	676	708,860
Pennsylvania	5.45%	2/15/2030	1,336	1,572,125
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	919,458
Total				14,653,943

Government Guaranteed 0.05%

City & County of San Francisco CA	5.45%	6/15/2025	460	541,765

Lease Obligation 0.07%

Wisconsin	3.294%	5/1/2037	790	754,260

Miscellaneous 0.58%

Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	1,960	2,597,980
Pasadena Public Fing Auth	7.148%	3/1/2043	2,945	4,144,233
Total				6,742,213

Tax Revenue 0.55%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	2,220	2,805,236
New York City Indl Dev Agy†	11.00%	3/1/2029	2,585	3,536,022
Total				6,341,258

Transportation: Infrastructure/Services 0.19%

Chicago Transit Auth, IL	6.20%	12/1/2040	330	407,316
Port of Seattle, WA	3.571%	5/1/2032	650	661,238
Port of Seattle, WA	3.755%	5/1/2036	1,105	1,123,719
Total				2,192,273

Utilities 0.17%

San Antonio, TX	5.718%	2/1/2041	1,480	1,910,695
Total Municipal Bonds (cost $38,364,247)				39,401,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.08%

Commercial Mortgage Pass-Through Certificates 2015-PC1 D (cost $1,035,734)	4.589	%#(m)	7/10/2050		$1,237	$946,377

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.03%

Energy: Exploration & Production

Templar Energy LLC Units (cost $387,546)	Zero Coupon				39	368,169
Total Long-Term Investments (cost $1,096,051,433)						$1,155,477,032

	Interest Rate			Principal Amount (000)
SHORT-TERM INVESTMENTS 1.01%

FOREIGN GOVERNMENT OBLIGATION 0.17%

Uruguay

Uruguay Treasury Bill(a) (cost $1,972,297)	Zero Coupon		5/4/2018	UYU	58,901	1,901,700

HIGH YIELD CORPORATE BOND 0.11%

Gaming

Caesars Entertainment Operating Co., Inc.(i) (cost $1,031,241)	11.25%		6/1/2017		$985	1,275,468

REPURCHASE AGREEMENT 0.73%

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $8,190,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $8,599,533; proceeds: $8,429,060 (cost $8,428,975)					8,429	8,428,975

Total Short-Term Investments (cost $11,432,513)						$11,606,143

Total Investments in Securities 101.28% (cost $1,107,483,946)						1,167,083,175

Liabilities in Excess of Foreign Cash and Other Assets(o) (1.28%)						(14,777,480)

Net Assets 100.00%						$1,152,305,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

AUD	Australian dollar
CAD	Canadian dollar.
CHF	Swiss franc.
DKK	Danish Krone
EUR	euro
JPY	Japanese yen.
UYU	Uruguayan Peso
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2017.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Amount is less than $1,000.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2017.
(e)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(k)	Securities purchased on a when-issued basis (See Note 2(l)).
(l)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(o)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2017(1):

Referenced Index	Swap Counterparty	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Depreciation(4)
Markit CDX. NA.IG.28(5)(8)	Credit Suisse	1.00%	6/20/2022	$81,136,000	79,430,254	1,371,448	(334,299)
Markit CDX. NA.EM.28(6)(7)	Credit Suisse	1.00%	12/20/2022	$39,577,000	$41,175,238	$(1,601,465)	$(3,227)
					$120,605,492	$(230,017)	$(337,526)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(h)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $337,526.
(5)	Central Clearinghouse: Chicago Mercantile Exchange (CME).
(6)	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets soverign Issuers. (See Note 2(h)).
(7)	Central Clearinghouse: Intercontinental Exchange, Inc. (ICE).
(8)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of investment grade issuers. (See Note 2(h)).

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at September 30, 2017(1):

Referenced Index	Swap Counterparty	Fund Recieves	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CDX. NA.HY.29(5)(6)	Credit Suisse	5.00%	12/20/2022	$8,011,000	$8,634,909	$(611,803)	$12,106

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(h)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $12,106. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Central Clearinghouse: Chicago Mercantile Exchange (ICE).
(6)	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of High Yield Issuers. (See Note 2(h)).

Open Forward Foreign Currency Exchange Contracts at September 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Barclays Bank plc	11/16/2017	290,000	$347,679	$343,551	$4,128
euro	Sell	State Street Bank and Trust	11/16/2017	286,000	343,231	338,812	4,419
Japanese yen	Sell	Citibank	10/26/2017	340,000,000	3,076,176	3,024,676	51,500
Japanese yen	Sell	State Street Bank and Trust	10/26/2017	62,520,000	570,622	556,184	14,438
Japanese yen	Sell	State Street Bank and Trust	10/26/2017	103,256,000	919,232	918,576	656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	State Street Bank and Trust	10/26/2017	38,587,000	345,089	343,274	1,815
Japanese yen	Sell	State Street Bank and Trust	10/26/2017	26,000,000	233,193	231,299	1,894
Swiss franc	Sell	State Street Bank and Trust	10/5/2017	1,090,000	$1,145,195	$1,125,776	$19,419
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$98,269

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Buy	State Street Bank and Trust	10/26/2017	25,070,000	$228,368	$223,025	$(5,343)
Danish krone	Sell	Citibank	10/10/2017	16,000,000	2,449,046	2,542,229	(93,182)
euro	Sell	Standard Chartered Bank	11/16/2017	15,370,000	18,194,499	18,208,208	(13,709)
euro	Sell	State Street Bank and Trust	11/16/2017	385,000	453,889	456,094	(2,205)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(114,439)

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2017	27	Short	$(3,700,640)	$(3,626,859)	$73,781
Ultra Long U.S. Treasury Bond	December 2017	136	Short	(22,829,699)	(22,457,000)	372,699
Long U.S. Treasury Bond	December 2017	745	Short	(115,320,310)	(113,845,313)	1,474,997
U.S. 10-Year Treasury Note	December 2017	842	Short	(106,577,278)	(105,513,125)	1,064,153
Totals				$(248,427,927)	$(245,442,297)	$2,985,630

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2017	236	Long	$51,031,733	$50,905,937	$(125,796)
U.S. 5-Year Treasury Note	December 2017	1,166	Long	137,943,770	137,005,000	(938,770)
Totals				$188,975,503	$187,910,937	$(1,064,566)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$15,743,216	$—	$15,743,216
Common Stocks
Auto Parts & Equipment	—	1,635,562	—	1,635,562
Energy: Exploration & Production	6,930,915	427,330	—	7,358,245
Remaining Industries	153,908,229	—	—	153,908,229
Convertible Bonds	—	6,536,490	—	6,536,490
Convertible Preferred Stocks
Personal & Household Products	1,937,585	—	—	1,937,585
Software/Services	—	1,157,846	—	1,157,846
Telecommunications: Wireless	1,110,720	—	—	1,110,720
Floating Rate Loans
Auto Parts & Equipment	—	—	299,630	299,630
Building Materials	—	1,925,025	2,925,000	4,850,025
Electric: Generation	—	5,069,205	—	5,069,205
Energy: Exploration & Production	—	2,998,988	—	2,998,988
Gaming	—	1,113,716	2,475,200	3,588,916
Health Services	—	3,184,720	—	3,184,720
Investments & Miscellaneous Financial Services	—	1,257,628	—	1,257,628
Media: Diversified	—	1,254,389	—	1,254,389
Metals/Mining (Excluding Steel)	—	652,844	—	652,844
Personal & Household Products	—	2,045,780	—	2,045,780
Real Estate Development & Management	—	1,068,138	—	1,068,138
Recreation & Travel	—	2,101,708	—	2,101,708
Software/Services	—	984,816	—	984,816
Specialty Retail	—	2,500,685	—	2,500,685
Support: Services	—	333,805	2,371,000	2,704,805
Transportation: Infrastructure/Services	—	3,010,621	—	3,010,621
Utility	—	269,779	—	269,779
Foreign Bonds	—	6,256,308	—	6,256,308
Foreign Government Obligations	—	41,498,586	—	41,498,586
Government Sponsored Enterprises Pass-Through	—	17,107,726	—	17,107,726
High Yield Corporate Bonds
Banking	—	101,103,744	125	101,103,869
Metals/Mining (Excluding Steel)	—	50,691,519	133	50,691,652
Specialty Retail	—	9,961,028	3,081	9,964,109
Remaining Industries	—	664,085,401	—	664,085,401
Municipal Bonds	—	39,401,433	—	39,401,433
Non-Agency Commercial Mortgage-Backed Security	—	946,377	—	946,377
Preferred Stock	—	368,169	—	368,169
Repurchase Agreement	—	8,428,975	—	8,428,975
Total	$163,887,449	$995,121,557	$8,074,169	$1,167,083,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$12,106	$—	$12,106
Liabilities	—	(337,526)	—	(337,526)
Forward Foreign Currency Exchange Contracts
Assets	—	98,269	—	98,269
Liabilities	—	(114,439)	—	(114,439)
Futures Contracts
Assets	2,985,630	—	—	2,985,630
Liabilities	(1,064,566)	—	—	(1,064,566)
Total	$1,921,064	$500,231	$—	$2,421,295

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2017	$1,057,410	$18,476	$765,335	$6,521	$63,006
Accrued Discounts (Premiums)	—	—	16,607	—	(616)
Realized Gain (Loss)	—	(184,855)	(3,873)	—	(10,306)
Change in Unrealized Appreciation (Depreciation)	—	166,379	68,564	(7,310)	3,697
Purchases	—	—	5,296,000	4,128	—
Sales	—	—	(464,128)	—	(55,781)
Net Transfers in to Level 3	—	—	2,392,325	—	—
Net Transfers out of Level 3	(1,057,410)	—	—	—	—
Balance as of September 30, 2017	$—	$—	$8,070,830	$3,339	$—
Change in unrealized appreciation/depreciation for period ended September 30, 2017 related to Level 3 investments held at September 30, 2017.	$—	$166,379	$68,564	$(7,310)	$3,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.04%

Aerospace & Defense 5.59%

General Dynamics Corp.	11,900	$2,446
Lockheed Martin Corp.	9,892	3,069
Northrop Grumman Corp.	7,700	2,216
Raytheon Co.	12,600	2,351
Total		10,082

Air Freight & Logistics 2.13%

FedEx Corp.	17,000	3,835

Banks 0.56%

Commerce Bancshares, Inc.	6,500	376
Cullen/Frost Bankers, Inc.	6,600	626
Total		1,002

Beverages 3.97%

Coca-Cola Co. (The)	80,268	3,613
PepsiCo, Inc.	31,824	3,546
Total		7,159

Biotechnology 3.15%

AbbVie, Inc.	63,799	5,669

Building Products 0.88%

A.O. Smith Corp.	26,700	1,587

Capital Markets 3.10%

Ameriprise Financial, Inc.	18,100	2,688
Eaton Vance Corp.	20,500	1,012
S&P Global, Inc.	6,800	1,063
SEI Investments Co.	7,100	433
T. Rowe Price Group, Inc.	4,300	390
Total		5,586

Chemicals 5.17%

Air Products & Chemicals, Inc.	4,600	696
Ecolab, Inc.	9,400	1,209
International Flavors & Fragrances, Inc.	9,300	1,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Chemicals (continued)

Monsanto Co.	19,595	$2,348
PPG Industries, Inc.	16,606	1,804
RPM International, Inc.	10,600	544
Sherwin-Williams Co. (The)	3,900	1,396
Total		9,326

Commercial Services & Supplies 0.57%

Waste Management, Inc.	13,200	1,033

Distributors 0.38%

Genuine Parts Co.	7,200	689

Diversified Telecommunication Services 3.54%

AT&T, Inc.	73,108	2,863
Verizon Communications, Inc.	71,000	3,514
Total		6,377

Electric: Utilities 3.83%

Edison International	15,600	1,204
Eversource Energy	18,100	1,094
NextEra Energy, Inc.	13,621	1,996
Southern Co. (The)	27,500	1,351
Xcel Energy, Inc.	26,600	1,259
Total		6,904

Food & Staples Retailing 7.70%

Costco Wholesale Corp.	12,400	2,037
CVS Health Corp.	31,700	2,578
Kroger Co. (The)	28,300	568
Sysco Corp.	35,300	1,904
Wal-Mart Stores, Inc.	43,680	3,413
Walgreens Boots Alliance, Inc.	43,821	3,384
Total		13,884

Food Products 1.88%

Archer-Daniels-Midland Co.	39,700	1,688
Flowers Foods, Inc.	32,200	606
General Mills, Inc.	21,200	1,097
Total		3,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.93%

Abbott Laboratories	88,200	$4,706
Becton, Dickinson & Co.	5,700	1,117
Medtronic plc (Ireland)(a)	39,291	3,056
Total		8,879

Health Care Providers & Services 1.59%

AmerisourceBergen Corp.	16,700	1,382
Cardinal Health, Inc.	22,148	1,482
Total		2,864

Hotels, Restaurants & Leisure 2.92%

McDonald’s Corp.	29,774	4,665
Cracker Barrel Old Country Store, Inc.	3,900	591
Total		5,256

Household Products 3.93%

Clorox Co. (The)	3,600	475
Kimberly-Clark Corp.	30,435	3,582
Procter & Gamble Co. (The)	33,200	3,020
Total		7,077

Industrial Conglomerates 3.64%

3M Co.	20,517	4,306
Roper Technologies, Inc.	9,300	2,264
Total		6,570

Information Technology Services 4.39%

Accenture plc Class A (Ireland)(a)	19,600	2,648
Automatic Data Processing, Inc.	11,400	1,246
International Business Machines Corp.	27,687	4,017
Total		7,911

Insurance 3.46%

Aflac, Inc.	5,200	423
Assurant, Inc.	6,400	612
Brown & Brown, Inc.	7,700	371
Chubb Ltd. (Switzerland)(a)	29,064	4,143
Hanover Insurance Group, Inc. (The)	7,100	688
Total		6,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Machinery 3.91%

Cummins, Inc.	10,900	$1,832
Graco, Inc.	7,600	940
Illinois Tool Works, Inc.	10,900	1,613
Pentair plc (United Kingdom)(a)	22,300	1,515
Stanley Black & Decker, Inc.	2,400	362
Toro Co. (The)	12,700	788
Total		7,050

Multi-Utilities 2.93%

Consolidated Edison, Inc.	11,700	944
Dominion Energy, Inc.	42,900	3,300
SCANA Corp.	21,498	1,043
Total		5,287

Oil, Gas & Consumable Fuels 4.89%

Chevron Corp.	53,249	6,257
Occidental Petroleum Corp.	39,873	2,560
Total		8,817

Pharmaceuticals 1.86%

Johnson & Johnson	25,819	3,357

Professional Services 1.01%

Robert Half International, Inc.	36,300	1,827

Road & Rail 2.92%

CSX Corp.	9,300	505
J.B. Hunt Transport Services, Inc.	7,000	777
Union Pacific Corp.	34,300	3,978
Total		5,260

Semiconductors & Semiconductor Equipment 4.98%

Analog Devices, Inc.	7,000	603
Microchip Technology, Inc.	30,866	2,771
QUALCOMM, Inc.	57,257	2,968
Texas Instruments, Inc.	29,300	2,627
Total		8,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Software 2.43%

Microsoft Corp.	58,800	$4,380

Specialty Retail 4.43%

Best Buy Co., Inc.	9,200	524
Lowe’s Cos., Inc.	47,025	3,759
Ross Stores, Inc.	38,000	2,454
TJX Cos., Inc. (The)	17,000	1,253
Total		7,990

Textiles, Apparel & Luxury Goods 1.67%

NIKE, Inc. Class B	39,400	2,043
VF Corp.	15,100	960
Total		3,003

Trading Companies & Distributors 0.70%

Fastenal Co.	15,300	698
W.W. Grainger, Inc.	3,100	557
Total		1,255
Total Common Stocks (cost $164,241,066)		178,513

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.93%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $1,630,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $1,711,507; proceeds: $1,676,870 (cost $1,676,854)	$1,677	1,677

Total Investments in Securities 99.97% (cost $165,917,920)		180,190

Other Assets in Excess of Liabilities(b) 0.03%		45

Net Assets 100.00%		$180,235

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized Appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2017

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2017	10	Long	$ 1,246,926	$ 1,258,050	$ 11,124

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$178,513	$—	$—	$178,513
Repurchase Agreement	—	1,677	—	1,677
Total	$178,513	$1,677	$—	$180,190
Other Financial Instruments
Futures Contracts
Assets	$11	$—	$—	$11
Liabilities	—	—	—	—
Total	$11	$—	$—	$11

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.99%

Banks 3.99%

Citizens Financial Group, Inc.	33,111	$1,254
East West Bancorp, Inc.	8,361	500
Total		1,754

Beverages 3.28%

Coca-Cola Co. (The)	12,222	550
PepsiCo, Inc.	8,000	892
Total		1,442

Biotechnology 3.31%

Celgene Corp.*	9,970	1,454

Building Products 0.91%

Johnson Controls International plc	9,873	398

Capital Markets 2.90%

Charles Schwab Corp. (The)	8,737	382
Morgan Stanley	18,571	895
Total		1,277

Chemicals 3.68%

DowDuPont, Inc.	11,973	829
PPG Industries, Inc.	7,264	789
Total		1,618

Consumer Finance 0.71%

Discover Financial Services	4,828	311

Diversified Telecommunication Services 1.29%

AT&T, Inc.	14,530	569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Electric: Utilities 4.27%

NextEra Energy, Inc.	9,209	$1,349
PG&E Corp.	7,779	530
Total		1,879

Electrical Equipment 1.23%

AMETEK, Inc.	8,206	542

Electronic Equipment, Instruments & Components 1.51%

Corning, Inc.	22,225	665

Energy Equipment & Services 0.55%

Halliburton Co.	5,257	242

Equity Real Estate Investment Trusts 2.69%

Boston Properties, Inc.	4,899	602
Prologis, Inc.	3,678	233
Vornado Realty Trust	4,537	349
Total		1,184

Food & Staples Retailing 0.45%

Walgreens Boots Alliance, Inc.	2,584	199

Food Products 0.50%

Mondelez International, Inc. Class A	5,408	220

Health Care Equipment & Supplies 5.04%

Abbott Laboratories	25,069	1,337
Baxter International, Inc.	14,005	879
Total		2,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Health Care Providers & Services 4.14%

UnitedHealth Group, Inc.	9,297	$1,821

Hotels, Restaurants & Leisure 2.48%

McDonald’s Corp.	3,485	546
Yum! Brands, Inc.	7,419	546
Total		1,092

Household Durables 1.42%

Lennar Corp. Class A	11,815	624

Household Products 1.21%

Clorox Co. (The)	3,192	421
Colgate-Palmolive Co.	1,544	113
Total		534

Industrial Conglomerates 3.44%

Honeywell International, Inc.	10,666	1,512

Information Technology Services 1.47%

Fidelity National Information Services, Inc.	6,931	647

Insurance 6.40%

Allstate Corp. (The)	13,366	1,228
Chubb Ltd. (Switzerland)(a)	7,054	1,006
Hartford Financial Services Group, Inc. (The)	10,470	580
Total		2,814

Internet & Direct Marketing Retail 3.93%

Amazon.com, Inc.*	1,131	1,087
Netflix, Inc.*	3,546	643
Total		1,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Internet Software & Services 5.37%

Alphabet, Inc. Class A*	1,171	$1,140
Facebook, Inc. Class A*	7,138	1,220
Total		2,360

Life Sciences Tools & Services 1.49%

Thermo Fisher Scientific, Inc.	3,472	657

Machinery 2.98%

Caterpillar, Inc.	1,212	151
ITT, Inc.	8,926	395
PACCAR, Inc.	5,318	385
Parker-Hannifin Corp.	2,160	378
Total		1,309

Media 3.84%

Charter Communications, Inc. Class A*	641	233
Comcast Corp. Class A	11,542	444
Walt Disney Co. (The)	10,241	1,010
Total		1,687

Oil, Gas & Consumable Fuels 2.37%

Devon Energy Corp.	16,037	589
EOG Resources, Inc.	4,661	451
Total		1,040

Pharmaceuticals 4.70%

Allergan plc	928	190
Bristol-Myers Squibb Co.	5,231	333
Johnson & Johnson	6,631	862
Novartis AG ADR	7,950	683
Total		2,068

Professional Services 0.40%

Nielsen Holdings plc	4,248	176

Road & Rail 1.11%

CSX Corp.	9,006	489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.05%

Broadcom Ltd.	1,757	$426
Lam Research Corp.	1,351	250
Microchip Technology, Inc.	7,404	665
Total		1,341

Software 6.23%

Microsoft Corp.	18,605	1,386
Oracle Corp.	27,970	1,352
Total		2,738

Specialty Retail 0.79%

Burlington Stores, Inc.*	3,618	345

Technology Hardware, Storage & Peripherals 4.20%

Apple, Inc.	11,972	1,845

Tobacco 0.66%

Altria Group, Inc.	4,550	288
Total Common Stocks (cost $37,072,864)		43,087

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.44%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $1,040,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $1,092,004; proceeds: $1,070,564 (cost $1,070,553)	$1,071	1,071

Total Investments in Securities 100.43% (cost $38,143,417)		44,158

Liabilities in Excess of Other Assets (0.43)%		(188)

Net Assets 100.00%		$43,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2017

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$43,087	$—	$—	$43,087
Repurchase Agreement	—	1,071	—	1,071
Total	$43,087	$1,071	$—	$44,158

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.78%

Aerospace & Defense 2.24%

Aerojet Rocketdyne Holdings, Inc.*	5,262	$184
BWX Technologies, Inc.	5,263	295
Curtiss-Wright Corp.	3,479	364
Total		843

Air Freight & Logistics 2.78%

Atlas Air Worldwide Holdings, Inc.*	7,559	498
XPO Logistics, Inc.*	8,087	548
Total		1,046

Banks 6.16%

Cadence BanCorp*	3,045	70
CenterState Bank Corp.	10,590	284
Pinnacle Financial Partners, Inc.	5,174	346
Sterling Bancorp	9,412	232
Texas Capital Bancshares, Inc.*	2,943	252
Webster Financial Corp.	5,872	309
Western Alliance Bancorp*	9,376	498
Wintrust Financial Corp.	4,117	322
Total		2,313

Biotechnology 16.51%

Agios Pharmaceuticals, Inc.*	6,867	458
Avexis, Inc.*	4,244	411
Bluebird Bio, Inc.*	2,137	293
Blueprint Medicines Corp.*	11,034	769
Clovis Oncology, Inc.*	4,090	337
Exact Sciences Corp.*	14,601	688
FibroGen, Inc.*	5,359	288
Foundation Medicine, Inc.*	6,842	275
Insmed, Inc.*	7,658	239
Loxo Oncology, Inc.*	6,498	599
Repligen Corp.*	9,602	368
Sage Therapeutics, Inc.*	3,126	195
Sarepta Therapeutics, Inc.*	8,229	373
Spark Therapeutics, Inc.*	7,234	645
TESARO, Inc.*	2,065	267
Total		6,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Building Products 2.39%

Apogee Enterprises, Inc.	3,845	$186
Builders FirstSource, Inc.*	31,923	574
Trex Co., Inc.*	1,546	139
Total		899

Capital Markets 2.32%

Evercore, Inc. Class A	6,037	485
Hamilton Lane, Inc. Class A	1,023	27
Moelis & Co. Class A	8,391	361
Total		873

Chemicals 0.76%

Minerals Technologies, Inc.	4,032	285

Commercial Services & Supplies 0.54%

Brink’s Co. (The)	2,402	202

Communications Equipment 1.30%

Acacia Communications, Inc.*	1,637	77
Lumentum Holdings, Inc.*	7,583	412
Total		489

Construction & Engineering 2.57%

MasTec, Inc.*	10,476	486
Quanta Services, Inc.*	12,797	478
Total		964

Construction Materials 1.23%

Eagle Materials, Inc.	4,323	461

Diversified Consumer Services 2.04%

Chegg, Inc.*	32,689	485
Grand Canyon Education, Inc.*	3,108	282
Total		767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 3.16%

Cognex Corp.	2,473	$273
Coherent, Inc.*	868	204
IPG Photonics Corp.*	1,004	186
Universal Display Corp.	4,068	524
Total		1,187

Health Care Equipment & Supplies 5.52%

ABIOMED, Inc.*	727	123
Glaukos Corp.*	4,259	141
Insulet Corp.*	13,400	738
Nevro Corp.*	4,680	425
Penumbra, Inc.*	7,156	646
Total		2,073

Health Care Providers & Services 1.87%

HealthEquity, Inc.*	6,352	321
Tivity Health, Inc.*	9,338	381
Total		702

Hotels, Restaurants & Leisure 5.86%

Dave & Buster’s Entertainment, Inc.*	10,359	544
Extended Stay America, Inc. Unit	19,831	396
Marriott Vacations Worldwide Corp.	3,173	395
Planet Fitness, Inc. Class A	32,130	867
Total		2,202

Household Durables 2.70%

iRobot Corp.*	3,870	298
Roku, Inc.*	6,026	160
SodaStream International Ltd. (Israel)*(a)	8,382	557
Total		1,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Internet Software & Services 13.16%

2U, Inc.*	14,179	$795
Alarm.com Holdings, Inc.*	8,053	364
Etsy, Inc.*	10,483	177
Five9, Inc.*	22,407	536
GrubHub, Inc.*	11,588	610
Okta, Inc.*	3,207	90
Shopify, Inc. Class A (Canada)*(a)	2,379	277
Stamps.com, Inc.*	3,677	745
Trade Desk, Inc. (The) Class A*	11,272	693
TrueCar, Inc.*	12,005	190
Twilio, Inc. Class A*	5,912	176
Wix.com Ltd. (Israel)*(a)	4,061	292
Total		4,945

Machinery 2.42%

Allison Transmission Holdings, Inc.	10,568	397
Proto Labs, Inc.*	4,044	325
RBC Bearings, Inc.*	1,496	187
Total		909

Media 2.11%

Live Nation Entertainment, Inc.*	18,174	792

Multi-Line Retail 0.56%

Ollie’s Bargain Outlet Holdings, Inc.*	4,515	210

Oil, Gas & Consumable Fuels 1.41%

GasLog Ltd. (Monaco)(a)	30,354	530

Professional Services 0.75%

WageWorks, Inc.*	4,635	281

Real Estate Management & Development 0.44%

Redfin Corp.*	6,670	167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.35%

Cavium, Inc.*	4,231	$279
CEVA, Inc.*	8,814	377
Cirrus Logic, Inc.*	4,094	218
Inphi Corp.*	4,875	194
Monolithic Power Systems, Inc.	5,300	565
Total		1,633

Software 6.11%

Blackline, Inc.*	6,217	212
HubSpot, Inc.*	7,058	593
Materialise NV ADR*	6,024	88
Paycom Software, Inc.*	7,215	541
Proofpoint, Inc.*	5,541	483
RingCentral, Inc. Class A*	9,036	377
Total		2,294

Specialty Retail 1.39%

Burlington Stores, Inc.*	2,103	201
Floor & Decor Holdings, Inc. Class A*	8,232	320
Total		521

Textiles, Apparel & Luxury Goods 1.22%

Canada Goose Holdings, Inc. (Canada)*(a)	22,255	457

Thrifts & Mortgage Finance 0.41%

WSFS Financial Corp.	3,127	153

Trading Companies & Distributors 2.50%

Air Lease Corp.	10,557	450
Beacon Roofing Supply, Inc.*	9,583	491
Total		941
Total Common Stocks (cost $30,358,256)		36,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.90%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $1,760,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $1,881,113; proceeds: $1,841,993 (cost $1,841,974)	$1,842	$1,842

Total Investments in Securities 101.68% (cost $32,200,230)		38,201

Liabilities in Excess of Cash and Other Assets (1.68)%		(629)

Net Assets 100.00%		$37,572

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$36,359	$—	$—	$36,359
Repurchase Agreement	—	1,842	—	1,842
Total	$36,359	$1,842	$—	$38,201

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.57%

Aerospace & Defense 2.08%
General Dynamics Corp.	38,749	$7,966

Airlines 0.80%

Delta Air Lines, Inc.	63,696	3,071

Banks 16.01%

Bank of America Corp.	423,177	10,723
Citigroup, Inc.	165,579	12,044
Citizens Financial Group, Inc.	154,941	5,868
Comerica, Inc.	33,974	2,591
East West Bancorp, Inc.	92,545	5,532
JPMorgan Chase & Co.	171,321	16,363
Signature Bank*	28,289	3,622
Webster Financial Corp.	69,859	3,671
Wells Fargo & Co.	18,812	1,038
Total		61,452

Beverages 1.98%

Coca-Cola Co. (The)	50,221	2,261
PepsiCo, Inc.	47,800	5,326
Total		7,587

Biotechnology 1.25%

Celgene Corp.*	32,818	4,786

Building Products 1.72%

Johnson Controls International plc	134,796	5,431
Owens Corning	15,054	1,164
Total		6,595

Capital Markets 3.03%

Charles Schwab Corp. (The)	88,182	3,857
Goldman Sachs Group, Inc. (The)	13,577	3,221
Invesco Ltd.	130,111	4,559
Total		11,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Chemicals 2.24%

DowDuPont, Inc.	124,350	$8,609

Communications Equipment 2.32%

Cisco Systems, Inc.	265,300	8,922

Consumer Finance 0.90%

Discover Financial Services	53,540	3,452

Containers & Packaging 0.72%

Packaging Corp. of America	16,298	1,869
Sealed Air Corp.	20,959	895
Total		2,764

Diversified Telecommunication Services 3.27%

AT&T, Inc.	320,569	12,557

Electric: Utilities 2.46%

Duke Energy Corp.	49,295	4,137
NextEra Energy, Inc.	36,202	5,305
Total		9,442

Electrical Equipment 1.21%

AMETEK, Inc.	70,038	4,625

Electronic Equipment, Instruments & Components 0.95%

Corning, Inc.	122,368	3,661

Energy Equipment & Services 0.88%

Halliburton Co.	73,708	3,393

Equity Real Estate Investment Trusts 2.26%

Boston Properties, Inc.	24,980	3,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts (continued)

Prologis, Inc.	64,543	$4,096
Vornado Realty Trust	19,800	1,522
Total		8,688

Food & Staples Retailing 2.01%

CVS Health Corp.	39,402	3,204
Wal-Mart Stores, Inc.	57,939	4,528
Total		7,732

Food Products 1.06%

Mondelez International, Inc. Class A	99,913	4,063

Health Care Equipment & Supplies 4.37%

Abbott Laboratories	168,800	9,007
Baxter International, Inc.	59,908	3,759
Boston Scientific Corp.*	136,663	3,987
Total		16,753

Health Care Providers & Services 1.93%

Aetna, Inc.	22,204	3,531
UnitedHealth Group, Inc.	19,707	3,859
Total		7,390

Hotels, Restaurants & Leisure 1.09%

Carnival Corp.	36,015	2,325
Yum! Brands, Inc.	25,411	1,871
Total		4,196

Household Durables 0.61%

Lennar Corp. Class A	44,321	2,340

Household Products 1.88%

Clorox Co. (The)	17,430	2,299
Colgate-Palmolive Co.	38,500	2,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Household Products (continued)

Procter & Gamble Co. (The)	23,034	$2,096
Total		7,200

Industrial Conglomerates 2.07%

General Electric Co.	75,800	1,833
Honeywell International, Inc.	43,085	6,107
Total		7,940

Information Technology Services 0.80%

Fidelity National Information Services, Inc.	32,796	3,063

Insurance 6.48%

Allstate Corp. (The)	64,400	5,919
Chubb Ltd. (Switzerland)(a)	51,700	7,370
Hartford Financial Services Group, Inc. (The)	84,963	4,710
Marsh & McLennan Cos., Inc.	47,681	3,996
MetLife, Inc.	55,669	2,892
Total		24,887

Life Sciences Tools & Services 0.75%

Thermo Fisher Scientific, Inc.	15,230	2,882

Machinery 2.52%

Dover Corp.	44,775	4,092
ITT, Inc.	44,515	1,971
PACCAR, Inc.	49,940	3,612
Total		9,675

Media 1.25%

Comcast Corp. Class A	76,506	2,944
Walt Disney Co. (The)	18,641	1,837
Total		4,781

Metals & Mining 0.82%

Reliance Steel & Aluminum Co.	41,072	3,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Multi-Utilities 1.15%

Sempra Energy	38,649	$4,411

Oil, Gas & Consumable Fuels 9.23%

Chevron Corp.	119,318	14,020
ConocoPhillips	114,900	5,751
Devon Energy Corp.	91,300	3,351
EOG Resources, Inc.	60,292	5,833
Exxon Mobil Corp.	78,827	6,462
Total		35,417

Pharmaceuticals 7.78%

Allergan plc	20,691	4,241
Johnson & Johnson	93,100	12,104
Merck & Co., Inc.	107,505	6,883
Novartis AG ADR	54,075	4,642
Pfizer, Inc.	55,600	1,985
Total		29,855

Road & Rail 0.54%

CSX Corp.	37,952	2,059

Semiconductors & Semiconductor Equipment 1.08%

Broadcom Ltd.	10,822	2,625
Intel Corp.	40,322	1,535
Total		4,160

Software 2.77%

Microsoft Corp.	38,864	2,895
Oracle Corp.	160,132	7,742
Total		10,637

Specialty Retail 1.99%

Burlington Stores, Inc.*	29,118	2,779
Lowe’s Cos., Inc.	60,606	4,845
Total		7,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 0.60%

Apple, Inc.	14,859	$2,290

Tobacco 0.71%

Altria Group, Inc.	18,140	1,150
Philip Morris International, Inc.	14,120	1,568
Total		2,718
Total Common Stocks (cost $344,144,482)		374,408

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.77%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $6,625,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $6,956,277; proceeds: $6,819,007 (cost $6,818,939)	$6,819	6,819

Total Investments in Securities 99.34% (cost $350,963,421)		381,227

Other Assets in Excess of Liabilities 0.66%		2,516

Net Assets 100.00%		$383,743

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$374,408	$—	$—	$374,408
Repurchase Agreement	—	6,819	—	6,819
Total	$374,408	$6,819	$—	$381,227

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.52%

Aerospace & Defense 2.07%

General Dynamics Corp.	69,177	$14,222

Airlines 0.80%

Delta Air Lines, Inc.	114,666	5,529

Banks 16.28%

Bank of America Corp.	758,420	19,218
Citigroup, Inc.	295,016	21,460
Citizens Financial Group, Inc.	277,640	10,514
Comerica, Inc.	60,219	4,592
East West Bancorp, Inc.	164,091	9,809
JPMorgan Chase & Co.	306,765	29,299
Signature Bank*	49,015	6,276
Webster Financial Corp.	171,872	9,032
Wells Fargo & Co.	33,443	1,845
Total		112,045

Beverages 2.04%

Coca-Cola Co. (The)	90,016	4,051
PepsiCo, Inc.	89,300	9,951
Total		14,002

Biotechnology 1.23%

Celgene Corp.*	58,081	8,469

Building Products 1.70%

Johnson Controls International plc	238,736	9,619
Owens Corning	26,678	2,063
Total		11,682

Capital Markets 3.00%

Charles Schwab Corp. (The)	155,959	6,822
Goldman Sachs Group, Inc. (The)	24,150	5,728
Invesco Ltd.	230,982	8,093
Total		20,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Chemicals 2.18%

DowDuPont, Inc.	216,931	$15,018

Communications Equipment 2.30%

Cisco Systems, Inc.	470,220	15,814

Consumer Finance 0.90%

Discover Financial Services	95,973	6,188

Containers & Packaging 0.71%

Packaging Corp. of America	28,808	3,304
Sealed Air Corp.	37,412	1,598
Total		4,902

Diversified Telecommunication Services 2.99%

AT&T, Inc.	525,048	20,566

Electric: Utilities 2.45%

Duke Energy Corp.	87,399	7,334
NextEra Energy, Inc.	64,871	9,507
Total		16,841

Electrical Equipment 1.19%

AMETEK, Inc.	124,057	8,193

Electronic Equipment, Instruments & Components 0.94%

Corning, Inc.	217,122	6,496

Energy Equipment & Services 0.88%

Halliburton Co.	130,855	6,023

Equity Real Estate Investment Trusts 2.38%

Boston Properties, Inc.	51,896	6,377
Prologis, Inc.	115,035	7,300
Vornado Realty Trust	35,500	2,729
Total		16,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.71%

CVS Health Corp.	69,947	$5,688
Wal-Mart Stores, Inc.	77,593	6,063
Total		11,751

Food Products 1.05%

Mondelez International, Inc. Class A	177,741	7,227

Health Care Equipment & Supplies 4.35%

Abbott Laboratories	302,529	16,143
Baxter International, Inc.	106,357	6,674
Boston Scientific Corp.*	242,883	7,085
Total		29,902

Health Care Providers & Services 1.91%

Aetna, Inc.	39,484	6,278
UnitedHealth Group, Inc.	34,959	6,847
Total		13,125

Hotels, Restaurants & Leisure 1.08%

Carnival Corp.	63,749	4,116
Yum! Brands, Inc.	45,033	3,315
Total		7,431

Household Durables 0.60%

Lennar Corp. Class A	78,760	4,159

Household Products 1.86%

Clorox Co. (The)	31,183	4,113
Colgate-Palmolive Co.	68,300	4,976
Procter & Gamble Co. (The)	40,795	3,712
Total		12,801

Industrial Conglomerates 2.04%

General Electric Co.	134,733	3,258
Honeywell International, Inc.	76,247	10,807
Total		14,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Information Technology Services 1.60%

Fidelity National Information Services, Inc.	81,133	$7,577
Global Payments, Inc.	36,382	3,457
Total		11,034

Insurance 5.67%

Allstate Corp. (The)	114,100	10,487
Chubb Ltd. (Switzerland)(a)	91,756	13,080
Hartford Financial Services Group, Inc. (The)	150,597	8,348
Marsh & McLennan Cos., Inc.	84,805	7,107
Total		39,022

Internet Software & Services 0.49%

Alphabet, Inc. Class A*	3,471	3,380

Life Sciences Tools & Services 0.75%

Thermo Fisher Scientific, Inc.	27,307	5,167

Machinery 2.51%

Dover Corp.	80,165	7,326
ITT, Inc.	78,865	3,491
PACCAR, Inc.	89,543	6,478
Total		17,295

Media 1.23%

Comcast Corp. Class A	135,740	5,223
Walt Disney Co. (The)	33,029	3,256
Total		8,479

Metals & Mining 0.81%

Reliance Steel & Aluminum Co.	73,551	5,602

Multi-Utilities 1.25%

Sempra Energy	75,132	8,575

Oil, Gas & Consumable Fuels 9.12%

Chevron Corp.	211,801	24,887
ConocoPhillips	203,500	10,185
Devon Energy Corp.	161,900	5,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

EOG Resources, Inc.	106,668	$10,319
Exxon Mobil Corp.	139,500	11,436
Total		62,771

Pharmaceuticals 7.35%

Allergan plc	36,757	7,533
Johnson & Johnson	146,873	19,095
Merck & Co., Inc.	190,374	12,190
Novartis AG ADR	96,076	8,248
Pfizer, Inc.	98,800	3,527
Total		50,593

Road & Rail 0.53%

CSX Corp.	67,745	3,676

Semiconductors & Semiconductor Equipment 1.25%

Broadcom Ltd.	19,292	4,679
Intel Corp.	102,214	3,892
Total		8,571

Software 2.99%

Microsoft Corp.	91,843	6,842
Oracle Corp.	283,875	13,725
Total		20,567

Specialty Retail 1.98%

Burlington Stores, Inc.*	52,239	4,987
Lowe’s Cos., Inc.	107,632	8,604
Total		13,591

Technology Hardware, Storage & Peripherals 0.60%

Apple, Inc.	26,660	4,109

Tobacco 0.75%

Altria Group, Inc.	30,058	1,906
Philip Morris International, Inc.	28,979	3,217
Total		5,123
Total Common Stocks (cost $600,740,523)		671,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.89%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $12,625,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $13,256,301; proceeds: $12,991,885 (cost $12,991,755)	$12,992	$12,992

Total Investments in Securities 99.41% (cost $613,732,278)		684,047

Other Assets in Excess of Liabiities 0.59%		4,079

Net Assets 100.00%		$688,126

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$671,055	$—	$—	$671,055
Repurchase Agreement	—	12,992	—	12,992
Total	$671,055	$12,992	$—	$684,047

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.95%

Air Freight & Logistics 0.81%

Expeditors International of Washington, Inc.	18,032	$1,080

Banks 2.39%

First Republic Bank	15,450	1,614
Western Alliance Bancorp*	29,604	1,571
Total		3,185

Beverages 1.06%

Brown-Forman Corp. Class B	25,916	1,407

Biotechnology 3.92%

Alexion Pharmaceuticals, Inc.*	7,668	1,076
Incyte Corp., Ltd.*	9,921	1,158
Insmed, Inc.*	23,532	735
Repligen Corp.*	15,877	608
TESARO, Inc.*	5,174	668
Vertex Pharmaceuticals, Inc.*	6,407	974
Total		5,219

Building Products 1.39%

A.O. Smith Corp.	31,081	1,847

Capital Markets 5.47%

CBOE Holdings, Inc.	14,714	1,584
E*TRADE Financial Corp.*	38,063	1,660
MarketAxess Holdings, Inc.	5,155	951
Moody’s Corp.	16,614	2,313
MSCI, Inc.	6,635	775
Total		7,283

Chemicals 2.27%

Axalta Coating Systems Ltd.*	30,928	894
FMC Corp.	23,924	2,137
Total		3,031

Commercial Services & Supplies 1.38%

Cintas Corp.	12,706	1,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Construction Materials 1.29%

Vulcan Materials Co.	14,357	$1,717

Consumer Finance 0.61%

SLM Corp.*	71,315	818

Containers & Packaging 2.21%

Ball Corp.	32,586	1,346
Owens-Illinois, Inc.*	63,293	1,592
Total		2,938

Diversified Consumer Services 0.81%

Service Corp. International	31,337	1,081

Electrical Equipment 3.37%

AMETEK, Inc.	23,432	1,547
Hubbell, Inc.	10,825	1,256
Rockwell Automation, Inc.	9,482	1,690
Total		4,493

Electronic Equipment, Instruments & Components 1.72%

Keysight Technologies, Inc.*	21,351	890
Trimble, Inc.*	35,799	1,405
Total		2,295

Food Products 0.97%

Hershey Co. (The)	11,844	1,293

Health Care Equipment & Supplies 3.77%

DENTSPLY SIRONA, Inc.	15,478	926
Edwards Lifesciences Corp.*	14,369	1,571
Intuitive Surgical, Inc.*	916	958
West Pharmaceutical Services, Inc.	16,337	1,572
Total		5,027

Health Care Providers & Services 1.78%

Centene Corp.*	9,157	886
Henry Schein, Inc.*	18,084	1,483
Total		2,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 5.04%

Aramark	33,103	$1,344
Marriott International, Inc. Class A	9,733	1,073
Norwegian Cruise Line Holdings Ltd.*	23,920	1,293
Vail Resorts, Inc.	6,923	1,579
Wynn Resorts Ltd.	9,594	1,429
Total		6,718

Household Durables 1.21%

Mohawk Industries, Inc.*	6,521	1,614

Household Products 0.88%

Church & Dwight Co., Inc.	24,308	1,178

Industrial Conglomerates 1.53%

Roper Technologies, Inc.	8,356	2,034

Information Technology Services 7.10%

DXC Technology Co.	21,941	1,884
Euronet Worldwide, Inc.*	10,971	1,040
Fidelity National Information Services, Inc.	23,511	2,196
Global Payments, Inc.	21,320	2,026
Total System Services, Inc.	15,393	1,008
Vantiv, Inc. Class A*	18,571	1,309
Total		9,463

Insurance 2.91%

Marsh & McLennan Cos., Inc.	14,347	1,202
Progressive Corp. (The)	55,174	2,672
Total		3,874

Internet & Direct Marketing Retail 1.37%

Expedia, Inc.	12,667	1,823

Internet Software & Services 2.46%

Akamai Technologies, Inc.*	13,083	637
CoStar Group, Inc.*	6,016	1,614
Yelp, Inc.*	23,791	1,030
Total		3,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Leisure Products 0.91%

Hasbro, Inc.	12,428	$1,214

Life Sciences Tools & Services 4.62%

Agilent Technologies, Inc.	25,556	1,641
Charles River Laboratories International, Inc.*	11,161	1,206
Illumina, Inc.*	7,330	1,460
Mettler-Toledo International, Inc.*	2,965	1,856
Total		6,163

Machinery 5.71%

Fortive Corp.	26,385	1,868
IDEX Corp.	13,940	1,693
Ingersoll-Rand plc	12,322	1,099
Stanley Black & Decker, Inc.	7,630	1,152
Wabtec Corp.	23,796	1,802
Total		7,614

Media 0.51%

Scripps Networks Interactive, Inc. Class A	7,899	679

Multi-Line Retail 2.73%

Dollar General Corp.	23,526	1,907
Dollar Tree, Inc.*	19,900	1,728
Total		3,635

Oil, Gas & Consumable Fuels 0.79%

Cimarex Energy Co.	9,282	1,055

Pharmaceuticals 2.20%

Zoetis, Inc.	46,073	2,938

Road & Rail 2.01%

Genesee & Wyoming, Inc. Class A*	19,201	1,421
J.B. Hunt Transport Services, Inc.	11,298	1,255
Total		2,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 7.32%

Advanced Micro Devices, Inc.*	37,876	$483
Analog Devices, Inc.	28,314	2,440
KLA-Tencor Corp.	11,429	1,212
Lam Research Corp.	4,363	807
MACOM Technology Solutions Holdings, Inc.*	10,336	461
Microchip Technology, Inc.	19,780	1,776
Skyworks Solutions, Inc.	19,888	2,027
Teradyne, Inc.	14,758	550
Total		9,756

Software 6.17%

PTC, Inc.*	28,789	1,620
Red Hat, Inc.*	23,520	2,607
ServiceNow, Inc.*	19,242	2,262
Splunk, Inc.*	9,813	652
Ultimate Software Group, Inc. (The)*	5,728	1,086
Total		8,227

Specialty Retail 5.58%

AutoZone, Inc.*	2,104	1,252
Burlington Stores, Inc.*	16,261	1,552
O’Reilly Automotive, Inc.*	6,905	1,487
Tractor Supply Co.	21,722	1,375
Ulta Salon, Cosmetics & Fragrance, Inc.*	7,839	1,772
Total		7,438

Technology Hardware, Storage & Peripherals 0.64%

NetApp, Inc.	19,385	848

Textiles, Apparel & Luxury Goods 2.04%

Carter’s, Inc.	14,047	1,387
Hanesbrands, Inc.	54,105	1,334
Total		2,721
Total Common Stocks (cost $114,970,284)		131,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.60%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $760,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $812,299; proceeds: $795,324 (cost $795,317)	$795	$795

Total Investments in Securities 99.55% (cost $115,765,601)		132,660

Other Assets in Excess of Liabilities 0.45%		602

Net Assets 100.00%		$133,262

*	Non-income producing security.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$131,865	$—	$—	$131,865
Repurchase Agreement	—	795	—	795
Total	$131,865	$795	$—	$132,660

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCK 96.42%

Australia 2.40%

Airlines 0.68%
Qantas Airways Ltd.	97,251	$445
Beverages 0.54%
Treasury Wine Estates Ltd.	32,817	352
Equity Real Estate Investment Trusts 0.49%
Mirvac Group	178,750	321
Metals & Mining 0.69%
BHP Billiton Ltd.	22,477	455
Total Australia		1,573

Austria 1.33%

Banks
Erste Group Bank AG *	20,156	871

Belgium 0.99%

Beverages
Anheuser-Busch InBev SA	5,402	647

Brazil 1.52%

Electric: Utilities 0.55%
EDP-Energias do Brasil SA	75,000	358
Health Care Providers & Services 0.97%
Qualicorp SA	53,200	637
Total Brazil		995

Canada 0.28%

Oil, Gas & Consumable Fuels
Seven Generations Energy Ltd. Class A *	11,600	183

China 0.77%

Internet Software & Services
Tencent Holdings Ltd.	11,700	504

Denmark 2.44%

Banks 1.08%
Danske Bank A/S	17,766	711
Diversified Telecommunication Services 0.70%
TDC A/S	77,788	456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Pharmaceuticals 0.66%
Novo Nordisk A/S Class B	9,085	$434
Total Denmark		1,601

Finland 0.93%

Insurance
Sampo OYJ A Shares	11,594	613

France 10.24%

Auto Components 1.57%
Valeo SA	13,908	1,032
Banks 1.02%
BNP Paribas SA	8,239	665
Beverages 1.00%
Remy Cointreau SA	5,550	657
Construction & Engineering 1.33%
Vinci SA	9,186	873
Diversified Telecommunication Services 0.45%
Orange SA	18,127	297
Information Technology Services 1.05%
Atos SE	4,442	689
Machinery 1.43%
Alstom SA	22,035	936
Oil, Gas & Consumable Fuels 1.25%
Total SA	15,290	821
Pharmaceuticals 0.66%
Sanofi	4,360	433
Textiles, Apparel & Luxury Goods 0.48%
LVMH Moet Hennessy Louis Vuitton SE	1,142	315
Total France		6,718

Germany 11.51%

Hotels, Restaurants & Leisure 0.99%
TUI AG	38,373	651
Industrial Conglomerates 1.49%
Rheinmetall AG	6,351	716
Siemens AG Registered Shares	1,878	264
		980
Insurance 1.51%
Allianz SE Registered Shares	4,423	993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Life Sciences Tools & Services 0.96%
MorphoSys AG *	7,444	$628
Pharmaceuticals 1.06%
Bayer AG Registered Shares	5,097	695
Real Estate Management & Development 1.72%
Aroundtown SA	72,249	517
PATRIZIA Immobilien AG *	29,294	610
		1,127
Semiconductors & Semiconductor Equipment 1.11%
Infineon Technologies AG	28,933	727
Software 1.26%
SAP SE	7,566	829
Textiles, Apparel & Luxury Goods 1.41%
adidas AG	4,090	925
Total Germany		7,555

Hong Kong 3.23%

Household Durables 1.11%
Techtronic Industries Co., Ltd.	136,500	729
Industrial Conglomerates 0.48%
Jardine Strategic Holdings Ltd.	7,281	314
Paper & Forest Products 0.67%
Nine Dragons Paper Holdings Ltd.	224,000	440
Real Estate Management & Development 0.97%
Hysan Development Co., Ltd.	136,000	640
Total Hong Kong		2,123

India 1.45%

Banks 0.93%
ICICI Bank Ltd. ADR	71,081	608
Information Technology Services 0.52%
Vakrangee Ltd.	45,607	345
Total India		953

Indonesia 1.26%

Banks
Bank Rakyat Indonesia Persero Tbk PT	419,000	475
Bank Tabungan Negara Persero Tbk PT	1,511,700	354
Total Indonesia		829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Ireland 2.05%

Banks
Allied Irish Banks plc	119,100	$716
Bank of Ireland Group plc *	76,939	630
Total Ireland		1,346

Israel 0.59%

Semiconductors & Semiconductor Equipment
Tower Semiconductor Ltd. *	12,499	384

Italy 5.13%

Banks 2.01%
UniCredit SpA *	61,866	1,318
Electric: Utilities 1.52%
Enel SpA	166,397	1,002
Electrical Equipment 1.02%
Prysmian SpA	19,851	670
Internet & Direct Marketing Retail 0.58%
Yoox Net-A-Porter Group SpA *	9,664	379
Total Italy		3,369

Japan 17.15%

Automobiles 0.87%
Honda Motor Co., Ltd.	19,400	575
Building Products 0.93%
Daikin Industries Ltd.	6,000	608
Chemicals 3.13%
Asahi Kasei Corp.	35,335	435
Mitsubishi Chemical Holdings Corp.	85,900	818
Mitsubishi Gas Chemical Co., Inc.	34,100	799
		2,052
Construction & Engineering 1.12%
Obayashi Corp.	28,800	345
Taisei Corp.	7,400	388
		733
Distributors 0.52%
PALTAC Corp.	8,700	339
Diversified Financial Services 1.03%
ORIX Corp.	42,000	677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Household Durables 0.75%
Sony Corp.	13,200	$491
Machinery 3.77%
DMG Mori Co., Ltd.	48,000	862
Komatsu Ltd.	29,700	845
Makino Milling Machine Co., Ltd.	48,000	426
Nabtesco Corp.	9,200	342
		2,475
Professional Services 1.07%
Recruit Holdings Co., Ltd.	32,300	700
Software 1.53%
Nintendo Co., Ltd.	2,727	1,007
Specialty Retail 0.70%
Bic Camera, Inc.	41,500	461
Trading Companies & Distributors 0.89%
Mitsubishi Corp.	25,230	586
Wireless Telecommunication Services 0.84%
SoftBank Group Corp.	6,826	551
Total Japan		11,255

Luxembourg 1.63%

Metals & Mining 1.10%
Ternium SA ADR	23,376	723
Multi-Line Retail 0.53%
B&M European Value Retail SA	67,322	350
Total Luxembourg		1,073

Macau 1.01%

Hotels, Restaurants & Leisure
Wynn Macau Ltd.	244,800	660

Netherlands 5.01%

Banks 1.45%
ING Groep NV	51,721	954
Health Care Equipment & Supplies 1.35%
Koninklijke Philips NV	21,385	883
Insurance 1.17%
ASR Nederland NV	19,261	770
Oil, Gas & Consumable Fuels 1.04%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Royal Dutch Shell plc B Shares	22,250	$684
Total Netherlands		3,291

Norway 1.35%

Banks 0.29%
Sparebank 1 Oestlandet *	17,663	190
Metals & Mining 1.06%
Norsk Hydro ASA	95,301	693
Total Norway		883

Philippines 0.74%

Banks
Metropolitan Bank & Trust Co.	284,850	485

South Korea 1.75%

Insurance 0.58%
ING Life Insurance Korea Ltd. †	9,270	384
Technology Hardware, Storage & Peripherals 1.17%
Samsung Electronics Co., Ltd.	343	768
Total South Korea		1,152

Spain 2.57%

Banks 1.43%
Banco Bilbao Vizcaya Argentaria SA	104,777	936
Oil, Gas & Consumable Fuels 1.14%
Repsol SA	40,744	751
Total Spain		1,687

Sweden 2.05%

Commercial Services & Supplies 1.04%
Loomis AB Class B	17,211	684
Machinery 1.01%
Volvo AB B Shares	34,397	663
Total Sweden		1,347

Switzerland 6.11%

Food Products 2.38%
Nestle SA Registered Shares	18,688	1,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Insurance 1.17%
Swiss Life Holding AG Registered Shares *	2,173	$765
Pharmaceuticals 2.56%
Novartis AG Registered Shares	10,163	870
Roche Holding AG	3,159	807
		1,677
Total Switzerland		4,007

Taiwan 0.72%

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	387,682	474

United Kingdom 10.21%

Banks 0.55%
Royal Bank of Scotland Group plc *	100,519	361
Beverages 0.95%
Coca-Cola European Partners plc	14,840	622
Hotels, Restaurants & Leisure 1.53%
Compass Group plc	47,300	1,003
Insurance 0.91%
Direct Line Insurance Group plc	122,241	596
Internet & Direct Marketing Retail 0.51%
ASOS plc *	4,145	331
Metals & Mining 0.94%
Rio Tinto plc	13,308	619
Personal Products 1.06%
Unilever NV CVA	11,749	695
Pharmaceuticals 0.73%
GlaxoSmithKline plc	23,993	479
Semiconductors & Semiconductor Equipment 0.58%
IQE plc *	228,643	382
Tobacco 1.50%
British American Tobacco plc	15,726	984
Wireless Telecommunication Services 0.95%
Vodafone Group plc	223,611	626
Total United Kingdom		6,698
Total Common Stock (cost $55,526,521)		63,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO (formerly, “INTERNATIONAL CORE EQUITY PORTFOLIO”) September 30, 2017

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 1.09%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $695,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $729,753; proceeds: $714,972 (cost $714,965)	$715	$715

Total Investments in Securities 97.51% (cost $56,241,486)		63,991

Foreign Cash and Other Assets in Excess of Liabilities 2.49%		1,637

Net Assets 100.00%		$65,628

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock	$63,276	$—	$—	$63,276
Repurchase Agreement	—	715	—	715
Total	$63,276	$715	$—	$63,991

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCK 96.68%

Australia 1.79%

Auto Components 0.83%
GUD Holdings Ltd.	55,497	$474
Electric: Utilities 0.96%
AusNet Services	414,581	550
Total Australia		1,024

Canada 5.31%

Electric: Utilities 0.89%
Emera, Inc.	13,400	507
Metals & Mining 0.70%
Hudbay Minerals, Inc.	54,302	403
Oil, Gas & Consumable Fuels 2.76%
Africa Oil Corp. *	197,904	269
Canacol Energy Ltd. *	163,000	542
Vermilion Energy, Inc.	10,800	384
Whitecap Resources, Inc.	49,600	386
		1,581
Paper & Forest Products 0.96%
Interfor Corp. *	34,700	550
Total Canada		3,041

China 0.86%

Energy Equipment & Services 0.17%
Hilong Holding Ltd.	649,000	99
Internet & Direct Marketing Retail 0.13%
Secoo Holding Ltd. ADR *	8,303	74
Internet Software & Services 0.56%
China Rapid Finance Ltd. ADR *	48,940	322
Total China		495

Finland 2.02%

Machinery 1.28%
Outotec OYJ *	92,596	733
Trading Companies & Distributors 0.74%
Cramo OYJ	16,077	422
Total Finland		1,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
France 7.02%

Building Products 0.49%
Tarkett SA	6,181	$278
Construction Materials 0.69%
Vicat SA	5,196	396
Health Care Providers & Services 1.08%
Korian SA	18,867	621
Hotels, Restaurants & Leisure 1.06%
Elior Group SA †	22,911	607
Information Technology Services 1.21%
Altran Technologies SA	37,608	692
Life Sciences Tools & Services 0.25%
Genfit *	4,893	142
Real Estate Management & Development 1.08%
Nexity SA *	10,163	621
Specialty Retail 1.16%
Maisons du Monde SA †	15,143	666
Total France		4,023

Germany 6.01%

Industrial Conglomerates 1.59%
Rheinmetall AG	8,067	909
Internet Software & Services 0.74%
XING SE	1,356	425
Life Sciences Tools & Services 1.44%
Gerresheimer AG	6,723	520
MorphoSys AG *	3,646	308
		828
Machinery 1.02%
Deutz AG	72,202	583
Real Estate Management & Development 1.22%
PATRIZIA Immobilien AG *	33,533	699
Total Germany		3,444

Hong Kong 1.49%

Communications Equipment 0.72%
VTech Holdings Ltd.	28,400	414
Paper & Forest Products 0.77%
Lee & Man Paper Manufacturing Ltd.	345,000	442
Total Hong Kong		856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
India 1.54%

Consumer Finance 0.40%
Bharat Financial Inclusion Ltd. *	15,632	$227
Information Technology Services 0.66%
Vakrangee Ltd.	50,301	381
Thrifts & Mortgage Finance 0.48%
Dewan Housing Finance Corp., Ltd.	32,590	274
Total India		882

Indonesia 1.15%

Banks 0.85%
Bank Tabungan Negara Persero Tbk PT	2,093,196	489
Consumer Finance 0.30%
PT Clipan Finance Indonesia Tbk *	7,426,600	169
Total Indonesia		658

Ireland 4.92%

Beverages 0.51%
C&C Group plc	80,750	291
Equity Real Estate Investment Trusts 1.07%
Hibernia REIT plc	341,433	615
Food Products 0.59%
Origin Enterprises plc *	42,554	335
Health Care Providers & Services 1.22%
UDG Healthcare plc	61,293	698
Household Durables 1.53%
Cairn Homes plc *	432,963	879
Total Ireland		2,818

Israel 2.34%

Chemicals 0.92%
Frutarom Industries Ltd.	6,884	529
Electronic Equipment, Instruments & Components 0.70%
Orbotech Ltd. *	9,502	401
Semiconductors & Semiconductor Equipment 0.72%
Tower Semiconductor Ltd. *	13,324	410
Total Israel		1,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Italy 7.54%

Beverages 0.46%
Davide Campari-Milano SpA	36,179	$263
Capital Markets 0.91%
Anima Holding SpA †	64,533	521
Construction Materials 1.21%
Buzzi Unicem SpA	25,681	693
Diversified Financial Services 0.94%
doBank SpA *†	41,701	541
Electrical Equipment 1.00%
Prysmian SpA	16,971	573
Internet & Direct Marketing Retail 1.05%
Yoox Net-A-Porter Group SpA *	15,332	601
Textiles, Apparel & Luxury Goods 1.97%
Brunello Cucinelli SpA	19,182	595
Moncler SpA	18,441	532
		1,127
Total Italy		4,319

Japan 21.69%

Banks 0.72%
Shinsei Bank Ltd.	25,600	410
Beverages 1.51%
Coca-Cola Bottlers Japan, Inc.	26,600	863
Chemicals 0.99%
KH Neochem Co., Ltd.	23,200	569
Construction & Engineering 1.34%
SHO-BOND Holdings Co., Ltd.	13,500	769
Containers & Packaging 0.73%
Fuji Seal International, Inc.	13,900	420
Equity Real Estate Investment Trusts 0.90%
GLP J-Reit	493	514
Food & Staples Retailing 1.40%
Sundrug Co., Ltd.	19,400	803
Food Products 0.69%
Nichirei Corp.	15,800	397
Health Care Providers & Services 0.58%
Japan Lifeline Co., Ltd.	6,700	331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Hotels, Restaurants & Leisure 1.84%
HIS Co., Ltd.	19,900	$628
St. Marc Holdings Co., Ltd.	14,500	426
		1,054
Information Technology Services 0.85%
NS Solutions Corp.	22,100	487
Machinery 3.91%
CKD Corp.	16,100	316
DMG Mori Co., Ltd.	39,200	704
Nabtesco Corp.	8,300	308
Takeuchi Manufacturing Co., Ltd.	30,700	642
Tsubakimoto Chain Co.	34,000	272
		2,242
Professional Services 1.04%
en-japan, Inc.	16,300	597
Real Estate Management & Development 1.14%
Kenedix, Inc.	117,600	653
Semiconductors & Semiconductor Equipment 0.71%
Megachips Corp.	12,400	407
Software 0.48%
Trend Micro, Inc.	5,600	276
Specialty Retail 2.02%
Bic Camera, Inc.	35,200	392
United Arrows Ltd.	21,000	763
		1,155
Wireless Telecommunication Services 0.84%
Okinawa Cellular Telephone Co.	13,900	483
Total Japan		12,430

Luxembourg 1.49%

Machinery 0.25%
Stabilus SA	1,588	144
Multi-Line Retail 1.24%
B&M European Value Retail SA	136,937	711
Total Luxembourg		855

Mexico 0.87%

Banks
Banco del Bajio SA *†	256,590	497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Netherlands 4.96%

Air Freight & Logistics 1.01%
PostNL NV	134,004	$577
Hotels, Restaurants & Leisure 1.18%
Basic-Fit NV *†	30,659	678
Insurance 1.25%
ASR Nederland NV	17,859	714
Machinery 1.52%
Aalberts Industries NV	18,083	874
Total Netherlands		2,843

Philippines 1.70%

Banks 0.98%
Security Bank Corp.	117,880	564
Real Estate Management & Development 0.72%
Filinvest Land, Inc.	10,256,500	410
Total Philippines		974

Portugal 1.01%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	178,665	582

South Korea 1.77%

Auto Components 1.03%
Mando Corp.	2,668	593
Insurance 0.74%
ING Life Insurance Korea Ltd. †	10,231	424
Total South Korea		1,017

Spain 1.76%

Equity Real Estate Investment Trusts 0.87%
Hispania Activos Inmobiliarios SOCIMI SA	27,665	498
Household Durables 0.89%
Neinor Homes SA *†	23,919	512
Total Spain		1,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
Sweden 4.51%

Commercial Services & Supplies 3.54%
Bravida Holding AB †	85,922	$629
Intrum Justitia AB	17,558	621
Loomis AB Class B	19,611	780
		2,030
Consumer Finance 0.97%
Hoist Finance AB †	53,842	555
Total Sweden		2,585

Taiwan 1.02%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	96,000	331
Visual Photonics Epitaxy Co., Ltd.	128,000	254
		585

United Kingdom 11.49%

Capital Markets 2.48%
Man Group plc	301,990	679
TP ICAP plc	105,330	740
		1,419
Consumer Finance 1.03%
Arrow Global Group plc	102,945	590
Electronic Equipment, Instruments & Components 0.76%
accesso Technology Group plc *	17,280	435
Household Durables 0.91%
Bovis Homes Group plc	35,549	521
Insurance 0.97%
Lancashire Holdings Ltd.	62,197	557
Internet & Direct Marketing Retail 0.90%
ASOS plc *	6,444	514
Machinery 1.67%
Bodycote plc	52,116	640
Concentric AB	18,918	320
		960
Media 0.57%
Huntsworth plc	329,220	324
Metals & Mining 0.85%
Hill & Smith Holdings plc	28,793	488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Oil, Gas & Consumable Fuels 0.62%
Tullow Oil plc *	143,282	$357
Semiconductors & Semiconductor Equipment 0.64%
IQE plc *	218,538	365
Software 0.09%
Alfa Financial Software Holdings plc *†	8,039	55
Total United Kingdom		6,585

United States 1.22%

Exchange- Traded Funds 0.78%
VanEck Vectors Junior Gold Miners	13,347	448
Semiconductors & Semiconductor Equipment 0.44%
CEVA, Inc. *	5,907	253
Total United States		701

Vietnam 1.20%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	173,283	689
Total Common Stock (cost $46,257,151)		55,408

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.16%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $1,765,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $1,853,257; proceeds: $1,814,941 (cost $1,814,923)	$1,815	1,815

Total Investments in Securities 99.84% (cost $48,072,074)		57,223

Foreign Cash and Other Assets in Excess of Liabilities 0.16%		90

Net Assets 100.00%		$57,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2017

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock	$55,408	$—	$—	$55,408
Repurchase Agreement	—	1,815	—	1,815
Total	$55,408	$1,815	$—	$57,223

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.31%

Aerospace & Defense 1.61%

Textron, Inc.	97,968	$5,279

Airlines 1.41%

Alaska Air Group, Inc.	60,815	4,638

Banks 7.04%

CIT Group, Inc.	108,654	5,330
Citizens Financial Group, Inc.	167,000	6,324
East West Bancorp, Inc.	74,000	4,424
KeyCorp	373,400	7,027
Total		23,105

Beverages 3.19%

Coca-Cola European Partners plc (United Kingdom)(a)	78,659	3,274
Molson Coors Brewing Co. Class B	88,156	7,197
Total		10,471

Capital Markets 2.78%

E*TRADE Financial Corp.*	143,400	6,253
OM Asset Management plc (United Kingdom)(a)	193,284	2,884
Total		9,137

Chemicals 3.32%

Axalta Coating Systems Ltd.*	111,200	3,216
Eastman Chemical Co.	52,617	4,761
FMC Corp.	32,511	2,904
Total		10,881

Communications Equipment 0.79%

Juniper Networks, Inc.	93,600	2,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Containers & Packaging 1.30%

Graphic Packaging Holding Co.	184,036	$2,567
Packaging Corp. of America	14,802	1,698
Total		4,265

Electric: Utilities 6.38%

Edison International	71,300	5,502
FirstEnergy Corp.	197,895	6,101
Great Plains Energy, Inc.	177,100	5,366
PPL Corp.	104,600	3,970
Total		20,939

Electrical Equipment 2.74%

AMETEK, Inc.	54,201	3,579
Hubbell, Inc.	46,639	5,411
Total		8,990

Electronic Equipment, Instruments & Components 0.79%

Flex Ltd.*	157,300	2,606

Energy Equipment & Services 1.26%

Patterson-UTI Energy, Inc.	197,412	4,134

Equity Real Estate Investment Trusts 10.88%

Alexandria Real Estate Equities, Inc.	35,406	4,212
Apartment Investment & Management Co. Class A	67,300	2,952
Brixmor Property Group, Inc.	162,560	3,056
Duke Realty Corp.	142,601	4,110
Healthcare Trust of America, Inc. Class A	131,440	3,917
Highwoods Properties, Inc.	105,300	5,485
Invitation Homes, Inc.	120,200	2,722
UDR, Inc.	148,214	5,637
Vornado Realty Trust	47,009	3,614
Total		35,705

Food Products 1.52%

B&G Foods, Inc.	75,820	2,415
Bunge Ltd.	37,117	2,578
Total		4,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.94%

DENTSPLY SIRONA, Inc.	79,793	$4,772
Zimmer Biomet Holdings, Inc.	41,700	4,883
Total		9,655

Health Care Providers & Services 2.21%

Envision Healthcare Corp.*	82,500	3,708
HealthSouth Corp.	76,474	3,545
Total		7,253

Hotels, Restaurants & Leisure 2.13%

Aramark	87,100	3,537
MGM Resorts International	105,678	3,444
Total		6,981

Household Durables 4.84%

Lennar Corp. Class A	64,300	3,395
Newell Brands, Inc.	208,319	8,889
Whirlpool Corp.	19,600	3,615
Total		15,899

Information Technology Services 2.63%

Conduent, Inc.*	319,035	4,999
CSRA, Inc.	112,479	3,630
Total		8,629

Insurance 8.36%

Allstate Corp. (The)	28,945	2,660
Brown & Brown, Inc.	48,567	2,340
Hanover Insurance Group, Inc. (The)	49,148	4,764
Hartford Financial Services Group, Inc. (The)	81,086	4,495
Lincoln National Corp.	45,300	3,329
RenaissanceRe Holdings Ltd.	19,097	2,581
XL Group Ltd.	183,900	7,255
Total		27,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 1.45%

Agilent Technologies, Inc.	21,000	$1,348
PerkinElmer, Inc.	49,300	3,400
Total		4,748

Machinery 5.81%

Ingersoll-Rand plc	30,000	2,675
ITT, Inc.	76,427	3,383
Kennametal, Inc.	74,109	2,990
Parker-Hannifin Corp.	23,169	4,055
Pentair plc (United Kingdom)(a)	87,599	5,953
Total		19,056

Metals & Mining 2.59%

Alcoa Corp.*	53,256	2,483
Freeport-McMoRan, Inc.*	203,212	2,853
Steel Dynamics, Inc.	91,600	3,157
Total		8,493

Multi-Line Retail 1.00%

Dollar Tree, Inc.*	37,953	3,295

Multi-Utilities 0.81%

SCANA Corp.	55,016	2,668

Oil, Gas & Consumable Fuels 7.79%

Cabot Oil & Gas Corp.	106,700	2,854
Cimarex Energy Co.	50,169	5,703
Concho Resources, Inc.*	28,000	3,688
Hess Corp.	74,400	3,489
Noble Energy, Inc.	181,544	5,149
Williams Cos., Inc. (The)	155,700	4,672
Total		25,555

Road & Rail 2.22%

Kansas City Southern	67,167	7,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.95%

Maxim Integrated Products, Inc.	44,023	$2,100
Qorvo, Inc.*	50,278	3,554
Skyworks Solutions, Inc.	16,709	1,703
Teradyne, Inc.	104,809	3,908
Tower Semiconductor Ltd. (Israel)*(a)	55,700	1,713
Total		12,978

Specialty Retail 0.65%

Advance Auto Parts, Inc.	21,400	2,123

Technology Hardware, Storage & Peripherals 1.45%

NetApp, Inc.	66,162	2,895
Western Digital Corp.	21,700	1,875
Total		4,770

Thrifts & Mortgage Finance 1.47%

Astoria Financial Corp.	223,729	4,810
Total Common Stocks (cost $289,268,067)		319,385

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.24%

Repurchase Agreement

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $10,330,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $10,846,541; proceeds: $10,632,672 (cost $10,632,566)	$10,633	10,633

Total Investments in Securities 100.55% (cost $299,900,633)		330,018

Liabilities in Excess of Other Assets (0.55)%		(1,809)

Net Assets 100.00%		$328,209

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$319,385	$—	$—	$319,385
Repurchase Agreement	—	10,633	—	10,633
Total	$319,385	$10,633	$—	$330,018

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.62%

ASSET-BACKED SECURITIES 23.08%

Automobiles 9.77%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$3	$2,753
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	4	4,434
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	100	102,381
AmeriCredit Automobile Receivables Trust 2013-3 E†	3.74%	12/8/2020	100	100,539
AmeriCredit Automobile Receivables Trust 2014-3 B	1.92%	11/8/2019	196	195,806
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	49	48,856
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	31	30,814
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	21	21,062
AmeriCredit Automobile Receivables Trust 2017-1 A2A	1.51%	5/18/2020	34	34,181
AmeriCredit Automobile Receivables Trust 2017-1 D	3.13%	1/18/2023	16	16,099
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	38	38,126
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	64,684
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	54	54,022
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29	28,930
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	193	193,203
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	15	15,063
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	7	6,711
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	228	230,084
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,296
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	26	26,062
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	58	58,298
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	11	10,995
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	14,962
Capital Auto Receivables Asset Trust 2013-4 C	2.67%	2/20/2019	19	18,777
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	21	21,132
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	11,071
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,127
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,177
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	16	16,036
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	12,119
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	21	21,002
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	24	23,940
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4	3,999
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1	1,086
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	32	31,878
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	32	31,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	$24	$24,405
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	28	27,817
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21	20,741
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	113	112,999
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	165	165,065
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	49	48,897
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	169	169,451
Chrysler Capital Auto Receivables Trust 2015-AA A4†	1.55%	2/18/2020	45	45,004
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3	3,019
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	42	42,042
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	11	11,094
CPS Auto Receivables Trust 2016-B A†	2.07%	11/15/2019	31	31,072
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	90	90,226
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	100	99,871
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	42	42,326
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	2	1,739
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5	5,108
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	23	23,159
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22	22,635
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	22	21,663
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	17	17,082
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	20	20,207
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41	41,861
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	30	30,120
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	78	78,988
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	27	27,897
Drive Auto Receivables Trust 2017-2 B	2.25%	6/15/2021	37	37,034
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	42	41,957
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	180	180,453
Drive Auto Receivables Trust 2017-BA B†	2.20%	5/15/2020	41	41,136
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	52	52,259
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	34	34,223
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	65	64,964
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	50	49,791
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	3	2,918
Fifth Third Auto Trust 2017-1 A4	2.03%	7/15/2024	39	38,856
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	22	22,435
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	34	34,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	$98	$98,578
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	3	3,244
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	60	60,468
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	10	10,008
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	63	63,194
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	30	29,921
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	35	35,022
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	49	48,926
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	47	47,208
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	92	91,953
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	71,832
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	43	43,016
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	49	48,470
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	13	12,510
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	26	25,887
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	14	14,105
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	16	15,710
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	6	6,037
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	13	13,096
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	77	77,891
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22	22,497
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	264	271,165
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	10	10,029
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	17	16,497
Santander Drive Auto Receivables Trust 2016-3 A3	1.50%	8/17/2020	34	33,979
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	250	249,684
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	89	90,173
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	20	20,035
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	34	34,030
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	29	29,104
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	10,003
TCF Auto Receivables Owner Trust 2015-2A A3†	2.06%	4/15/2020	14	14,508
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6	6,070
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4	4,071
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	31	30,909
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	50	49,703
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33	32,675
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	74	73,508
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	10	10,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	$11	$10,979
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	100	100,211
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	82	81,964
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	67	66,916
Westlake Automobile Receivables Trust 2017-2A D†	3.28%	12/15/2022	130	129,783
Total				5,562,631

Credit Cards 5.67%

BA Credit Card Trust 2016-A1 A	1.624%(1 Mo. LIBOR + .39%) #	10/15/2021	48	48,220
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	241	240,071
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	100	99,431
Barclays Dryrock Issuance Trust 2017-1 A	1.557%(1 Mo. LIBOR + .33%) #	3/15/2023	220	220,622
Barclays Dryrock Issuance Trust 2017-2 A	1.534%(1 Mo. LIBOR + .30%) #	5/15/2023	221	221,448
Capital One Multi-Asset Execution Trust 2015-A3	1.634%(1 Mo. LIBOR + .40%) #	3/15/2023	50	50,330
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	28	28,020
Capital One Multi-Asset Execution Trust 2016-A1	1.684%(1 Mo. LIBOR + .45%) #	2/15/2022	74	74,410
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	28	27,775
Chase Issuance Trust 2012-A4	1.58%	8/16/2021	150	149,410
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	22	21,858
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	35	35,983
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	178	177,666
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	145	145,050
Discover Card Execution Note Trust 2015-A4	2.19%	4/17/2023	100	100,751
Discover Card Execution Note Trust 2016-A2	1.774%(1 Mo. LIBOR + .54%) #	9/15/2021	100	100,653
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	100	99,243
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	161	160,837
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	24	24,212
Synchrony Credit Card Master Note Trust 2015-2 A	1.60%	4/15/2021	56	56,027
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	300	301,270
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	179	178,982
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	100	100,165
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	142	141,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	$44	$43,800
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	17	17,315
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	49	49,592
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	33	32,641
World Financial Network Credit Card Master Trust 2017-A A	2.12%	3/15/2024	150	150,117
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	131	131,071
Total				3,228,524

Other 7.64%

Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	17	17,001
Ammc CLO 19 Ltd. 2016-19A A†	2.804%(3 Mo. LIBOR + 1.50%) #	10/15/2028	250	252,191
Apidos CLO X 2012-10A A†	2.731%(3 Mo. LIBOR + 1.42%) #	10/30/2022	173	173,778
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%	11/13/2018	18	18,012
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	20	19,552
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	28	27,835
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	20	19,996
Avery Point V CLO Ltd. 2014-5A AR†	2.284%(3 Mo. LIBOR + .98%) #	7/17/2026	250	251,297
BlueMountain CLO Ltd. 2014-4A A1R†	2.667%(3 Mo. LIBOR + 1.35%) #	11/30/2026	250	251,025
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	11	11,017
CNH Equipment Trust 2016-B A4	1.97%	11/15/2021	6	5,984
Conn Funding II LP 2017-A†	2.73%	7/15/2019	49	49,347
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	99,992
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	100	99,896
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	100	100,070
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	100	100,288
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	33	32,183
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	55	55,364
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	39	39,172
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	89	88,488
Ford Credit Floorplan Master Owner Trust A 2015-1 A1	1.42%	1/15/2020	50	49,994
GoldenTree Loan Opportunities IX Ltd. 2014-9A AR†	2.681%(3 Mo. LIBOR + 1.37%) #	10/29/2026	500	504,931
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	2.784%(1 Mo. LIBOR + 1.55%) #	3/15/2027	100	99,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	3.984%(1 Mo. LIBOR + 2.75%) #	3/15/2027	$100		$99,920
Leaf Receivables Funding 12 LLC 2017-1 A3†	2.07%	8/15/2020	100		99,943
MMAF Equipment Finance LLC 2016-AA A2†	1.39%	12/17/2018	52		52,457
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.467%(3 Mo. LIBOR + 1.16%) #	7/22/2024	250		250,683
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.504%(3 Mo. LIBOR + 1.20%) #	4/18/2025	250		250,960
MVW Owner Trust 2017-1A A†	2.42%	12/20/2034	99		99,005
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%	4/18/2022	100		100,163
Nissan Master Owner Trust Receivables 2016-A A2	1.54%	6/15/2021	35		34,822
Oaktree EIF I Ltd. 2015-A1 A†	2.924%(3 Mo. LIBOR + 1.62%) #	10/18/2027	250		252,689
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	100		101,101
OneMain Financial Issuance Trust 2015-2A A†	2.57%	7/18/2025	71		71,163
OneMain Financial Issuance Trust 2017-1A A1†	2.37%	9/14/2032	100		99,623
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	96		95,903
Sofi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	89		88,724
Taco Bell Funding LLC 2016-1A A2I†	3.832%	5/25/2046	25		25,286
Tryon Park CLO Ltd. 2013-1A A1†	2.424%(3 Mo. LIBOR + 1.12%) #	7/15/2025	250		250,462
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	1.886%(1 Mo. LIBOR + .65%) #	1/20/2022	5		5,041
Total					4,345,175
Total Asset-Backed Securities (cost $13,122,367)					13,136,330

			Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $728)			—	(a)	218

			Principal Amount (000)
CONVERTIBLE BONDS 0.17%

Real Estate Investment Trusts 0.15%

VEREIT, Inc.	3.00%	8/1/2018	$84		84,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.02%

RH†	Zero Coupon	6/15/2019	$12	$11,055
Total Convertible Bonds (cost $95,052)				95,685

CORPORATE BONDS 38.48%

Aerospace/Defense 0.16%

Harris Corp.	1.999%	4/27/2018	60	60,112
Orbital ATK, Inc.	5.50%	10/1/2023	4	4,295
Spirit AeroSystems, Inc.	5.25%	3/15/2022	24	24,938
Total				89,345

Air Transportation 0.03%

Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	3	3,148
US Airways 2012-2 Class B Pass Through Trust	6.75%	12/3/2022	11	12,357
Total				15,505

Auto Parts: Original Equipment 0.64%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	79	81,811
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	19	21,422
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	21	21,053
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	209,000
Titan International, Inc.	6.875%	10/1/2020	31	32,004
Total				365,290

Automotive 1.77%

Ford Motor Credit Co. LLC	8.125%	1/15/2020	100	112,672
General Motors Financial Co., Inc.	2.40%	5/9/2019	55	55,258
General Motors Financial Co., Inc.	3.10%	1/15/2019	80	81,148
General Motors Financial Co., Inc.	3.15%	6/30/2022	103	103,903
General Motors Financial Co., Inc.	3.20%	7/6/2021	46	46,838
General Motors Financial Co., Inc.	4.20%	3/1/2021	85	89,145
General Motors Financial Co., Inc.	4.375%	9/25/2021	82	86,989
Hyundai Capital America†	1.75%	9/27/2019	36	35,482
Hyundai Capital America†	2.00%	7/1/2019	5	4,959
Hyundai Capital America†	2.40%	10/30/2018	29	29,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Hyundai Capital America†	2.50%	3/18/2019	$117	$117,113
Hyundai Capital America†	3.25%	9/20/2022	31	30,973
Navistar International Corp.	8.25%	11/1/2021	17	17,107
Volkswagen International Finance NV (Netherlands)†(b)	1.60%	11/20/2017	200	199,965
Total				1,010,664

Banks: Regional 7.87%

ABN AMRO Bank NV (Netherlands)(b)	6.25%	4/27/2022	200	225,249
Associated Banc-Corp.	2.75%	11/15/2019	29	29,395
Banco de Credito del Peru (Panama)†(b)	2.25%	10/25/2019	200	200,700
Bank of America Corp.	2.151%	11/9/2020	20	19,950
Bank of America Corp.	2.328%(3 Mo. LIBOR + .63%) #	10/1/2021	59	58,968
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%) #	7/21/2021	37	37,021
Bank of America Corp.	2.65%	4/1/2019	9	9,083
Bank of America Corp.	5.49%	3/15/2019	300	313,552
Bank of America Corp.	5.625%	7/1/2020	43	46,843
Bank of America Corp.	5.65%	5/1/2018	50	51,149
Bank of America Corp.	6.875%	4/25/2018	83	85,400
Bank of America Corp.	6.875%	11/15/2018	14	14,758
Bank of America Corp.	7.625%	6/1/2019	165	180,119
Barclays Bank plc (United Kingdom)†(b)	10.179%	6/12/2021	80	99,131
Citigroup, Inc.	1.80%	2/5/2018	20	20,008
Citigroup, Inc.	2.274%(3 Mo. LIBOR + .96%) #	4/25/2022	90	90,603
Citigroup, Inc.	2.45%	1/10/2020	61	61,468
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%) #	7/24/2023	61	61,127
Citigroup, Inc.	2.90%	12/8/2021	70	70,912
Citigroup, Inc.	8.50%	5/22/2019	45	49,660
Compass Bank	5.50%	4/1/2020	68	71,828
European Investment Bank (Luxembourg)(b)	1.00%	3/15/2018	157	156,684
European Investment Bank (Luxembourg)(b)	1.25%	5/15/2018	66	65,928
Goldman Sachs Group, Inc. (The)	2.30%	12/13/2019	40	40,188
Goldman Sachs Group, Inc. (The)	2.424%(3 Mo. LIBOR + 1.11%) #	4/26/2022	64	64,732
Goldman Sachs Group, Inc. (The)	2.60%	12/27/2020	69	69,551
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	67	67,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	$103	$113,210
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	119	127,837
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	24	26,948
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	8	8,102
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	19	20,868
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	55	59,085
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	400	411,956
JPMorgan Chase & Co.	2.295%	8/15/2021	21	20,990
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017	50	50,007
Macquarie Bank Ltd. (Australia)†(b)	1.947%(3 Mo. LIBOR + .63%) #	10/27/2017	150	150,066
Macquarie Bank Ltd. (Australia)†(b)	2.484%(3 Mo. LIBOR + 1.18%) #	1/15/2019	136	137,428
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020	75	81,050
Macquarie Group Ltd. (Australia)†(b)	7.625%	8/13/2019	9	9,868
Morgan Stanley	2.109%(3 Mo. LIBOR + .80%) #	2/14/2020	56	56,275
Morgan Stanley	2.487%(3 Mo. LIBOR + 1.18%) #	1/20/2022	59	59,858
Morgan Stanley	2.80%	6/16/2020	11	11,189
Morgan Stanley	4.875%	11/1/2022	39	42,302
Morgan Stanley	7.30%	5/13/2019	200	216,559
Popular, Inc.	7.00%	7/1/2019	57	58,852
Santander UK Group Holdings plc (United Kingdom)(b)	2.875%	10/16/2020	55	55,825
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%	1/8/2021	173	176,279
Santander UK plc (United Kingdom)(b)	2.00%	8/24/2018	10	10,020
Santander UK plc (United Kingdom)(b)	2.50%	3/14/2019	38	38,350
Santander UK plc (United Kingdom)(b)	3.05%	8/23/2018	15	15,181
SVB Financial Group	5.375%	9/15/2020	5	5,432
Synovus Financial Corp.	7.875%	2/15/2019	83	89,329
Wells Fargo & Co.	2.239%(3 Mo. LIBOR + .93%) #	2/11/2022	39	39,381
Wells Fargo & Co.	2.55%	12/7/2020	6	6,071
Wells Fargo & Co.	3.069%	1/24/2023	117	119,044
Total				4,478,369

Beverages 0.03%

Beam Suntory, Inc.	1.75%	6/15/2018	2	1,997
Cott Beverages, Inc.	5.375%	7/1/2022	16	16,740
Total				18,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.02%

Sterigenics-Nordion Topco LLC PIK 8.875%†	8.125%	11/1/2021	$11	$11,248

Building Materials 0.25%

Atrium Windows & Doors, Inc.†	7.75%	5/1/2019	12	12,180
CPG Merger Sub LLC†	8.00%	10/1/2021	35	36,312
Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	5	5,077
Griffon Corp.†	5.25%	3/1/2022	24	24,360
Martin Marietta Materials, Inc.	1.965%(3 Mo. LIBOR + .65%) #	5/22/2020	10	10,044
Martin Marietta Materials, Inc.	6.60%	4/15/2018	14	14,360
Ply Gem Industries, Inc.	6.50%	2/1/2022	24	25,117
Standard Industries, Inc.†	5.125%	2/15/2021	5	5,169
Vulcan Materials Co.	7.50%	6/15/2021	10	11,697
Total				144,316

Business Services 0.41%

APX Group, Inc.	8.75%	12/1/2020	81	83,734
Chicago Parking Meters LLC†	5.489%	12/30/2020	30	30,978
ERAC USA Finance LLC†	5.25%	10/1/2020	25	27,049
ERAC USA Finance LLC†	6.375%	10/15/2017	7	7,010
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	43	47,561
Sotheby’s†	5.25%	10/1/2022	11	11,330
United Rentals North America, Inc.	7.625%	4/15/2022	6	6,252
Verisk Analytics, Inc.	4.875%	1/15/2019	17	17,592
Total				231,506

Chemicals 0.59%

Blue Cube Spinco, Inc.	9.75%	10/15/2023	62	75,640
Celanese US Holdings LLC	5.875%	6/15/2021	55	60,900
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	9	10,192
Westlake Chemical Corp.	4.625%	2/15/2021	60	62,100
Westlake Chemical Corp.	4.875%	5/15/2023	81	84,645
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	40	43,442
Total				336,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.01%

Peabody Energy Corp.†	6.00%	3/31/2022	$8	$8,290

Computer Hardware 0.62%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	32	32,625
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	29	31,844
Dell International LLC/EMC Corp.†	4.42%	6/15/2021	123	129,234
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	30	31,438
Everi Payments, Inc.	10.00%	1/15/2022	43	46,870
Hewlett Packard Enterprise Co.	3.041%(3 Mo. LIBOR + 1.74%) #	10/5/2017	25	25,002
Western Digital Corp.	10.50%	4/1/2024	46	54,165
Total				351,178

Computer Software 0.94%

Activision Blizzard, Inc.†	6.125%	9/15/2023	129	138,385
Dun & Bradstreet Corp. (The)	3.50%	12/1/2017	66	66,133
Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	3	3,090
First Data Corp.†	5.75%	1/15/2024	31	32,550
First Data Corp.†	7.00%	12/1/2023	77	82,413
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	41	41,935
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	63	72,037
VMware, Inc.	2.30%	8/21/2020	36	36,124
VMware, Inc.	2.95%	8/21/2022	60	60,268
Total				532,935

Construction/Homebuilding 0.39%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	57	58,496
Century Communities, Inc.	6.875%	5/15/2022	30	31,830
D.R. Horton, Inc.	3.75%	3/1/2019	60	61,139
M/I Homes, Inc.	6.75%	1/15/2021	3	3,146
William Lyon Homes, Inc.	5.75%	4/15/2019	30	30,525
William Lyon Homes, Inc.	7.00%	8/15/2022	35	36,313
Total				221,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.27%

Packaging Corp. of America	6.50%	3/15/2018	$85	$86,725
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	64	65,203
Total				151,928

Drugs 0.53%

inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	14	15,610
Mylan NV	3.15%	6/15/2021	16	16,290
Mylan NV	3.75%	12/15/2020	25	25,934
Mylan, Inc.	2.55%	3/28/2019	122	122,598
Teva Pharmaceutical Finance Co. BV (Curacao)(b)	3.65%	11/10/2021	9	9,070
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.40%	7/20/2018	36	35,872
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	1.70%	7/19/2019	30	29,576
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	2.20%	7/21/2021	49	47,166
Total				302,116

Electric: Power 2.71%

AES Corp. (The)	4.875%	5/15/2023	31	31,930
American Electric Power Co., Inc.	1.65%	12/15/2017	10	10,001
Dominion Energy, Inc.	2.962%	7/1/2019	37	37,544
Dominion Energy, Inc.†	1.50%	9/30/2018	30	29,933
Dominion Energy, Inc.	4.104%	4/1/2021	77	80,750
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	15	16,866
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	22	24,459
Emera US Finance LP	2.70%	6/15/2021	10	10,060
Enel Finance International NV (Netherlands)†(b)	2.875%	5/25/2022	200	201,518
Eversource Energy	2.50%	3/15/2021	200	200,056
Exelon Generation Co. LLC	3.40%	3/15/2022	41	42,161
Exelon Generation Co. LLC	4.25%	6/15/2022	2	2,140
Exelon Generation Co. LLC	5.20%	10/1/2019	1	1,061
Exelon Generation Co. LLC	6.20%	10/1/2017	5	5,000
FirstEnergy Corp.	2.85%	7/15/2022	18	18,055
ITC Holdings Corp.†	6.05%	1/31/2018	75	75,978
Jersey Central Power & Light Co.	7.35%	2/1/2019	45	47,960
Metropolitan Edison Co.	7.70%	1/15/2019	11	11,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Oklahoma Gas & Electric Co.	8.25%	1/15/2019	$100	$107,625
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	200	202,305
Origin Energy Finance Ltd. (Australia)†(b)	5.45%	10/14/2021	102	111,091
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,681
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	10	10,830
PSEG Power LLC	5.125%	4/15/2020	3	3,207
Public Service Co. of New Mexico	7.95%	5/15/2018	19	19,709
Puget Energy, Inc.	6.00%	9/1/2021	35	39,222
SCANA Corp.	4.125%	2/1/2022	36	37,112
SCANA Corp.	4.75%	5/15/2021	30	31,510
SCANA Corp.	6.25%	4/1/2020	12	12,957
TECO Finance, Inc.	5.15%	3/15/2020	7	7,470
West Penn Power Co.†	5.95%	12/15/2017	100	100,795
Total				1,542,737

Electrical Equipment 0.65%

Broadcom Corp./Broadcom Cayman Finance Ltd.†	2.375%	1/15/2020	13	13,077
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.00%	1/15/2022	43	43,788
Micron Technology, Inc.	7.50%	9/15/2023	94	104,692
NXP BV/NXP Funding LLC (Netherlands)†(b)	5.75%	3/15/2023	200	209,250
Total				370,807

Electronics 0.14%

Jabil, Inc.	8.25%	3/15/2018	22	22,621
PerkinElmer, Inc.	5.00%	11/15/2021	10	10,846
Tech Data Corp.	3.70%	2/15/2022	45	45,410
Total				78,877

Entertainment 0.45%

Churchill Downs, Inc.	5.375%	12/15/2021	79	81,864
Eldorado Resorts, Inc.	7.00%	8/1/2023	11	11,949
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	5	5,062
Scientific Games International, Inc.	6.25%	9/1/2020	31	31,542
Scientific Games International, Inc.	6.625%	5/15/2021	8	8,240
Scientific Games International, Inc.	10.00%	12/1/2022	91	101,124
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	3	3,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)

WMG Acquisition Corp.†	5.625%	4/15/2022	$2	$2,088
WMG Acquisition Corp.†	6.75%	4/15/2022	9	9,484
Total				254,398

Financial Services 1.65%

CIT Group, Inc.†	5.50%	2/15/2019	48	50,280
Discover Financial Services	5.20%	4/27/2022	10	10,878
E*TRADE Financial Corp.	2.95%	8/24/2022	18	18,055
International Lease Finance Corp.	5.875%	4/1/2019	34	35,825
International Lease Finance Corp.	6.25%	5/15/2019	104	110,572
International Lease Finance Corp.†	7.125%	9/1/2018	61	63,882
International Lease Finance Corp.	8.25%	12/15/2020	83	97,175
International Lease Finance Corp.	8.625%	1/15/2022	2	2,453
Jefferies Group LLC	8.50%	7/15/2019	146	161,526
Lazard Group LLC	4.25%	11/14/2020	75	79,276
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	56	57,295
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	27	27,851
Navient Corp.	4.875%	6/17/2019	21	21,788
Navient Corp.	5.00%	10/26/2020	120	123,750
Navient Corp.	5.50%	1/15/2019	42	43,507
Navient Corp.	8.00%	3/25/2020	12	13,260
Synchrony Financial	2.60%	1/15/2019	10	10,066
Synchrony Financial	2.711%(3 Mo. LIBOR + 1.40%) #	11/9/2017	6	6,006
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	7	7,306
Total				940,751

Food 0.60%

Dean Foods Co.†	6.50%	3/15/2023	59	60,032
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	138	141,450
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	82	83,230
McCormick & Co., Inc.	2.70%	8/15/2022	18	18,100
Smithfield Foods, Inc.†	2.65%	10/3/2021	12	11,992
Smithfield Foods, Inc.†	2.70%	1/31/2020	17	17,069
Smithfield Foods, Inc.†	3.35%	2/1/2022	10	10,197
Total				342,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.32%

Alere, Inc.†	6.375%	7/1/2023	$24	$25,860
Life Technologies Corp.	5.00%	1/15/2021	49	52,481
Life Technologies Corp.	6.00%	3/1/2020	96	104,344
Total				182,685

Health Care Services 0.23%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	18	18,625
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	13	13,520
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	62	62,271
Universal Health Services, Inc.†	3.75%	8/1/2019	11	11,289
Universal Health Services, Inc.†	4.75%	8/1/2022	25	25,937
Total				131,642

Insurance 0.16%

CNA Financial Corp.	5.875%	8/15/2020	11	12,020
Lincoln National Corp.	7.00%	3/15/2018	5	5,121
Lincoln National Corp.	8.75%	7/1/2019	10	11,120
Protective Life Corp.	7.375%	10/15/2019	15	16,470
Willis North America, Inc.	7.00%	9/29/2019	44	47,919
Total				92,650

Leasing 0.03%

DAE Funding LLC (United Arab Emirates)†(b)	4.00%	8/1/2020	18	18,405

Leisure 0.13%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	40	42,700
NCL Corp. Ltd.†	4.75%	12/15/2021	14	14,560
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	18	19,969
Total				77,229

Lodging 0.45%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	116	123,685
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	5	5,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Lodging (continued)

Golden Nugget, Inc.†	8.50%	12/1/2021		$47	$49,559
Hyatt Hotels Corp.†	6.875%	8/15/2019		50	54,099
Station Casinos LLC	7.50%	3/1/2021		24	24,960
Total					257,722

Machinery: Agricultural 0.33%

BAT Capital Corp.†	2.297%	8/14/2020		48	48,176
BAT Capital Corp.†	2.764%	8/15/2022		36	36,232
Bunge Ltd. Finance Corp.	8.50%	6/15/2019		1	1,105
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020		94	102,326
Total					187,839

Machinery: Industrial/Specialty 0.02%

Kennametal, Inc.	2.65%	11/1/2019		10	10,047

Manufacturing 0.04%

American Outdoor Brands Corp.†	5.00%	7/15/2018		5	4,975
Pentair Finance Sarl (Luxembourg)(b)	2.90%	9/15/2018		17	17,137
Total					22,112

Media 0.78%

Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		92	91,195
Cox Communications, Inc.†	3.25%	12/15/2022		49	49,471
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	107,000
Sky plc (United Kingdom)†(b)	9.50%	11/15/2018		50	54,054
Time Warner Cable LLC	8.25%	4/1/2019		22	23,926
Time Warner Cable LLC	8.75%	2/14/2019		6	6,519
Univision Communications, Inc.†	6.75%	9/15/2022		33	34,341
Viacom, Inc.	2.75%	12/15/2019		24	24,233
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		50	51,375
Total					442,114

Metal Fabricating 0.07%

Zekelman Industries, Inc.†	9.875%	6/15/2023		36	40,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.59%

Century Aluminum Co.†	7.50%	6/1/2021	$80	$81,600
Eldorado Gold Corp. (Canada)†(b)	6.125%	12/15/2020	45	45,956
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	221	249,067
Freeport-McMoRan, Inc.	2.30%	11/14/2017	28	28,009
Freeport-McMoRan, Inc.	6.50%	11/15/2020	25	25,606
Freeport-McMoRan, Inc.	6.875%	2/15/2023	25	27,375
Glencore Finance Canada Ltd. (Canada)†(b)	2.70%	10/25/2017	209	209,256
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	57	60,179
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	42	45,399
Goldcorp, Inc. (Canada)(b)	2.125%	3/15/2018	14	14,016
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	40	41,465
Hecla Mining Co.	6.875%	5/1/2021	23	23,869
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	35	37,450
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	13	14,593
Total				903,840

Natural Gas 0.13%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	10	10,526
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	5	5,127
National Fuel Gas Co.	3.75%	3/1/2023	8	8,162
National Fuel Gas Co.	4.90%	12/1/2021	2	2,124
Sempra Energy	6.15%	6/15/2018	30	30,913
Sempra Energy	9.80%	2/15/2019	18	19,850
Total				76,702

Oil 4.55%

Anadarko Holding Co.	7.05%	5/15/2018	4	4,118
Anadarko Petroleum Corp.	4.85%	3/15/2021	36	38,199
Atwood Oceanics, Inc.	6.50%	2/1/2020	37	36,954
Bill Barrett Corp.	7.00%	10/15/2022	12	11,580
Canadian Natural Resources Ltd. (Canada)(b)	2.95%	1/15/2023	70	69,652
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	13	14,078
Canadian Oil Sands Ltd. (Canada)†(b)	9.40%	9/1/2021	5	6,111
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	14	14,280
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	130	132,925
Cenovus Energy, Inc. (Canada)(b)	5.70%	10/15/2019	35	37,107
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%	5/9/2018	400	399,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

CNOOC Finance 2015 Australia Pty Ltd. (Australia)(b)	2.625%	5/5/2020	$200	$201,059
Continental Resources, Inc.	5.00%	9/15/2022	92	93,840
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	23	23,776
Denbury Resources, Inc.	5.50%	5/1/2022	11	6,353
Devon Energy Corp.	2.25%	12/15/2018	15	14,874
Devon Energy Corp.	4.00%	7/15/2021	11	11,442
Devon Energy Corp.	6.30%	1/15/2019	6	6,251
Eclipse Resources Corp.	8.875%	7/15/2023	35	35,788
Encana Corp. (Canada)(b)	3.90%	11/15/2021	27	27,842
Encana Corp. (Canada)(b)	6.50%	5/15/2019	112	119,221
Endeavor Energy Resources LP/EER Finance, Inc.†	7.00%	8/15/2021	60	62,325
Endeavor Energy Resources LP/EER Finance, Inc.†	8.125%	9/15/2023	15	16,200
Eni SpA (Italy)†(b)	4.15%	10/1/2020	100	103,888
Gulfport Energy Corp.	6.625%	5/1/2023	25	25,438
KazMunayGas National Co. JSC (Kazakhstan)†(b)	9.125%	7/2/2018	100	104,765
Laredo Petroleum, Inc.	7.375%	5/1/2022	39	40,511
Matador Resources Co.	6.875%	4/15/2023	53	56,379
Newfield Exploration Co.	5.75%	1/30/2022	51	54,697
Noble Energy, Inc.	5.625%	5/1/2021	46	47,418
PDC Energy, Inc.	7.75%	10/15/2022	33	34,382
Petrobras Global Finance BV (Netherlands)(b)	6.125%	1/17/2022	25	26,938
Petroleos Mexicanos (Mexico)(b)	3.125%	1/23/2019	20	20,230
Petroleos Mexicanos (Mexico)(b)	5.50%	2/4/2019	105	109,672
Petroleos Mexicanos (Mexico)(b)	8.00%	5/3/2019	30	32,775
Phillips 66†	1.954%(3 Mo. LIBOR + .65%) #	4/15/2019	16	16,021
Pioneer Natural Resources Co.	3.45%	1/15/2021	25	25,576
Pioneer Natural Resources Co.	3.95%	7/15/2022	14	14,723
Pioneer Natural Resources Co.	6.875%	5/1/2018	21	21,604
Pioneer Natural Resources Co.	7.50%	1/15/2020	13	14,473
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	42	42,220
Range Resources Corp.†	5.75%	6/1/2021	55	57,475
Resolute Energy Corp.	8.50%	5/1/2020	45	46,012
Rice Energy, Inc.	6.25%	5/1/2022	77	80,561
Rice Energy, Inc.	7.25%	5/1/2023	30	32,550
RSP Permian, Inc.	6.625%	10/1/2022	4	4,210
Sable Permian Resources Land LLC†	13.00%	11/30/2020	27	31,326
Sanchez Energy Corp.	6.125%	1/15/2023	23	19,895
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	2	2,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	$31	$33,015
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	25	26,250
SM Energy Co.	6.50%	11/15/2021	68	69,020
SM Energy Co.	6.50%	1/1/2023	8	8,100
Western Refining Logistics LP/WNRL Finance Corp.	7.50%	2/15/2023	3	3,225
Total				2,589,082

Oil: Crude Producers 4.59%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	17	17,340
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	165	170,362
Boardwalk Pipelines LP	5.20%	6/1/2018	55	55,890
Buckeye Partners LP	2.65%	11/15/2018	111	111,480
Buckeye Partners LP	5.50%	8/15/2019	50	52,551
Buckeye Partners LP	6.05%	1/15/2018	41	41,465
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	115	115,413
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	62	63,489
DCP Midstream Operating LP†	9.75%	3/15/2019	71	77,922
Enbridge Energy Partners LP	6.50%	4/15/2018	70	71,747
Enbridge Energy Partners LP	9.875%	3/1/2019	45	49,766
Energy Transfer LP	9.00%	4/15/2019	59	64,949
Energy Transfer LP	9.70%	3/15/2019	42	46,403
Energy Transfer LP	4.65%	6/1/2021	40	42,539
Energy Transfer LP/Regency Energy Finance Corp.	5.50%	4/15/2023	129	133,386
Energy Transfer LP/Regency Energy Finance Corp.	6.50%	7/15/2021	155	158,875
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	83	89,453
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	44	47,829
Gulf South Pipeline Co. LP	4.00%	6/15/2022	30	30,923
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	9	9,700
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	62	67,887
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	66	66,978
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	125	136,730
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	30	32,939
Kinder Morgan Energy Partners LP	9.00%	2/1/2019	25	27,165
Kinder Morgan, Inc.†	5.00%	2/15/2021	16	17,175
Kinder Morgan, Inc.†	5.625%	11/15/2023	5	5,574
Kinder Morgan, Inc.	7.25%	6/1/2018	79	81,795
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	35,393
MPLX LP	5.50%	2/15/2023	229	236,213
NGPL PipeCo LLC†	4.375%	8/15/2022	9	9,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

ONEOK Partners LP	3.20%	9/15/2018	$22	$22,268
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	65	67,227
Rockies Express Pipeline LLC†	6.00%	1/15/2019	37	38,480
Rockies Express Pipeline LLC†	6.85%	7/15/2018	7	7,263
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	240	260,254
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,305
Texas Eastern Transmission LP†	2.80%	10/15/2022	5	4,962
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,246
TransCanada PipeLines Ltd. (Canada)(b)	6.50%	8/15/2018	1	1,041
TransCanada PipeLines Ltd. (Canada)(b)	7.125%	1/15/2019	25	26,642
Western Gas Partners LP	2.60%	8/15/2018	5	5,024
Total				2,612,403

Oil: Integrated Domestic 0.33%

National Oilwell Varco, Inc.	1.35%	12/1/2017	26	25,974
National Oilwell Varco, Inc.	2.60%	12/1/2022	47	45,664
SESI LLC	7.125%	12/15/2021	38	38,950
TechnipFMC plc (United Kingdom)†(b)	3.45%	10/1/2022	2	2,015
Weatherford International Ltd.	9.625%	3/1/2019	69	74,520
Total				187,123

Paper & Forest Products 0.00%

International Paper Co.	9.375%	5/15/2019	2	2,231

Real Estate Investment Trusts 2.22%

Brixmor Operating Partnership LP	3.875%	8/15/2022	24	24,747
CBRE Services, Inc.	5.00%	3/15/2023	55	56,994
DDR Corp.	3.50%	1/15/2021	15	15,230
DDR Corp.	4.625%	7/15/2022	6	6,364
DDR Corp.	7.50%	7/15/2018	22	22,881
Digital Realty Trust LP	3.40%	10/1/2020	20	20,635
Digital Realty Trust LP	5.875%	2/1/2020	47	50,551
EPR Properties	7.75%	7/15/2020	131	147,797
First Industrial LP	7.50%	12/1/2017	50	50,455
HCP, Inc.	2.625%	2/1/2020	12	12,101
HCP, Inc.	3.75%	2/1/2019	50	50,922
HCP, Inc.	4.00%	12/1/2022	12	12,631
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	12	13,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Healthcare Trust of America Holdings LP	2.95%	7/1/2022	$10	$10,074
Hospitality Properties Trust	6.70%	1/15/2018	5	5,019
Kilroy Realty LP	4.80%	7/15/2018	25	25,430
Kilroy Realty LP	6.625%	6/1/2020	92	101,634
Mack-Cali Realty LP	2.50%	12/15/2017	219	219,120
National Retail Properties, Inc.	6.875%	10/15/2017	10	10,017
Select Income REIT	2.85%	2/1/2018	50	50,117
SL Green Realty Corp.	5.00%	8/15/2018	8	8,163
SL Green Realty Corp.	7.75%	3/15/2020	75	83,584
VEREIT Operating Partnership LP	3.00%	2/6/2019	118	119,085
VEREIT Operating Partnership LP	4.125%	6/1/2021	41	42,889
Welltower, Inc.	2.25%	3/15/2018	75	75,195
Weyerhaeuser Co.	4.70%	3/15/2021	25	26,712
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,209
Total				1,263,725

Retail 0.25%

Best Buy Co., Inc.	5.00%	8/1/2018	5	5,128
Coach, Inc.	3.00%	7/15/2022	25	24,991
PVH Corp.	4.50%	12/15/2022	30	30,750
Rite Aid Corp.	6.75%	6/15/2021	78	81,022
Total				141,891

Savings & Loan 0.20%

People’s United Financial, Inc.	3.65%	12/6/2022	109	112,326

Steel 0.30%

BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC (Australia)†(b)	6.50%	5/15/2021	45	47,241
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.†	6.375%	5/1/2022	41	42,743
U.S. Steel Corp.†	8.375%	7/1/2021	71	78,632
Total				168,616

Technology 0.75%

Baidu, Inc. (China)(b)	3.25%	8/6/2018	200	202,027
eBay, Inc.	1.791%(3 Mo. LIBOR + .48%) #	8/1/2019	75	75,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Expedia, Inc.	7.456%	8/15/2018	$58	$60,785
Priceline Group, Inc. (The)	2.75%	3/15/2023	23	23,051
TIBCO Software, Inc.†	11.375%	12/1/2021	55	60,294
VeriSign, Inc.	4.625%	5/1/2023	8	8,300
Total				429,619

Telecommunications 0.12%

GCI, Inc.	6.75%	6/1/2021	14	14,368
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	10/15/2020	54	52,245
Total				66,613

Textiles Products 0.04%

Springs Industries, Inc.	6.25%	6/1/2021	22	22,743

Transportation: Miscellaneous 0.10%

Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	25	25,354
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	25	26,063
XPO Logistics, Inc.†	6.50%	6/15/2022	3	3,161
Total				54,578

Utilities 0.02%

United Utilities plc (United Kingdom)(b)	5.375%	2/1/2019	10	10,409
Total Corporate Bonds (cost $21,754,481)				21,904,461

FLOATING RATE LOANS(d) 3.20%

Aerospace/Defense 0.01%

Gol LuxCo S.A. Term Loan (Luxembourg)(b)	6.50%	8/31/2020	6	6,180

Business Services 0.02%

Neff Rental LLC 2nd Lien Closing DateTerm Loan	7.664%(3 Mo. LIBOR + 6.25%)	6/9/2021	13	12,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Chemicals 0.34%

Celanese U.S. Holdings LLC Term Loan	2.736%(3 Mo. LIBOR + 1.50%)		7/15/2021		$54	$54,101	(e)
E.I. du Pont de Nemours and Company Delayed Draw Term Loan A
	—	(f)	3/22/2022		35	34,956	(e)
FMC Corporation Term Loan A	2.485%(1 Mo. LIBOR + 1.25%)		4/21/2020		15	14,991	(e)
Mosaic Company (The) Term Loan	2.737%(1 Mo. LIBOR + 1.50%)		11/18/2021		84	84,158	(e)
Sherwin-Williams Company (The) Term Loan A	2.487%(1 Mo. LIBOR + 1.25%)		4/13/2021		6	6,300	(e)
Total						194,506

Consumer Products 0.02%

Textron, Inc. Term Loan A	2.484%(1 Mo. LIBOR + 1.25%)		3/14/2019		12	11,985	(e)

Containers 0.29%

Ball Corp. USD Term Loan A	2.985%(1 Mo. LIBOR + 1.75%)		3/18/2021		71	71,176
Ball UK Aquisition Ltd. EUR Term Loan A(g)	1.75%(1 Mo. Euribor + 1.75%)		3/18/2021	EUR	11	13,573	(e)
WestRock Co. Closing Date Term Loan	2.365%(1 Mo. LIBOR + 1.13%)		7/1/2020		$78	77,860	(e)
Total						162,609

Drugs 0.12%

Teva Pharmaceutical Industries Ltd Term Loan B (Israel)(b)
	—	(f)	11/16/2020		69	68,467	(e)
Electric: Power 0.30%

FirstEnergy Corp. Term Loan	2.984%(1 Mo. LIBOR + 1.75%)		12/6/2021		174	173,348	(e)

Electrical Equipment 0.17%

Analog Devices, Inc. 3 Year Term Loan	2.365%(1 Mo. LIBOR + 1.13%)		9/23/2019		98	97,641	(e)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.05%

Keysight Technologies, Inc. Delayed Draw Term Loan	2.75%(1 Mo. LIBOR + 1.50%)		2/14/2020	$27	$27,368	(e)

Food 0.04%

Amplify Snack Brands, Inc. Term Loan	6.74%(1 Mo. LIBOR + 5.50%)		9/2/2023	26	25,504

Gaming 0.12%

Seminole Tribe of Florida Term Loan B	3.456%(3 Mo. LIBOR + 2.00%)		7/8/2024	70	70,421

Health Care Products 0.16%

Zimmer Biomet Holdings, Inc. Term Loan	2.485%(1 Mo. LIBOR + 1.25%)		9/30/2019	64	63,940	(e)
Zimmer Holdings, Inc. Term Loan	2.612%(1 Mo. LIBOR + 1.38%)		5/29/2019	26	25,707	(e)
Total					89,647

Health Care Services 0.02%

Laboratory Corp. of America Holdings Term Loan	2.485%(1 Mo. LIBOR + 1.24%)		12/19/2019	14	13,702	(e)

Household Equipment/Products 0.22%

Dell International LLC Term Loan A1	3.24%(1 Mo. LIBOR + 2.00%)		12/31/2018	2	2,160
Dell International LLC Term Loan A2	3.45%(1 Wk. LIBOR + 2.25%)		9/7/2021	122	122,499
Total					124,659

Lodging 0.09%

VML US Finance, LLC USD New Initial Term Loan	—	(f)	5/31/2022	55	54,381	(e)

Machinery: Industrial/Specialty 0.07%

Flowserve Corp. 2012 Term Loan	2.583%(3 Mo. LIBOR + 1.25%)		10/14/2020	38	37,406	(e)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.19%

Tyco International Holding S.a.r.I. Term Loan (Luxembourg)(b)	2.982%(1 Mo. LIBOR + 1.75%)		3/2/2020	$106	$106,320

Media 0.08%

Charter Communications Operating, LLC Term Loan E1	3.24%(1 Mo. LIBOR + 2.00%)		7/1/2020	45	45,135

Metals & Minerals: Miscellaneous 0.06%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.735%(1 Mo. LIBOR + 3.50%)		9/5/2019	36	36,124

Miscellaneous 0.16%

Harris Corp. 3 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)		3/16/2018	3	2,852	(e)
Harris Corp. 5 Year Tranche Term Loan	2.74%(1 Mo. LIBOR + 1.50%)		3/16/2020	16	15,742	(e)
Rockwell Collins, Inc. Term Loan	2.486%(1 Mo. LIBOR + 1.25%)		12/16/2019	71	70,848	(e)
Total					89,442

Oil 0.08%

Noble Energy, Inc. Initial Term Loan	2.444%(1 Wk. LIBOR + 1.25%)		1/6/2019	24	23,630	(e)
Petroleos Mexicanos Term Loan (Mexico)(b)	—	(f)	2/14/2020	20	19,863	(e)
Total					43,493

Oil: Crude Producers 0.06%

Buckeye Partners L.P. Delayed Draw Term Loan	2.59%(1 Mo. LIBOR + 1.35%)		9/30/2019	17	16,957	(e)
ONEOK Partners, L.P. Term Loan	2.535%(1 Mo. LIBOR + 1.30%)		1/8/2019	19	18,512	(e)
Total					35,469

Real Estate Investment Trusts 0.19%

American Tower Corporation Term Loan	2.49%(1 Mo. LIBOR + 1.25%)		1/31/2022	107	105,834	(e)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.31%

Burlington Coat Factory Warehouse Corp. Term Loan B4	3.99%(1 Mo. LIBOR + 2.75%)	8/13/2021	$72	$72,338
PVH Corp. Tranche A Term Loan	2.734%(1 Mo. LIBOR + 1.50%)	5/19/2021	86	85,669
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	5.115%(1 Mo. LIBOR + 3.88%)	6/21/2021	18	18,112
Total				176,119

Technology 0.03%

Symantec Corp. Term Loan A1	— (f)	5/10/2019	4	3,996
Symantec Corp. Term Loan A2	2.813%(2 Mo. LIBOR + 1.50%)	8/1/2019	2	1,997
Zayo Group, LLC 2017 Incremental Refinancing Term Loan B1	3.237%(1 Mo. LIBOR + 2.00%)	1/19/2021	9	8,969
Total				14,962
Total Floating Rate Loans (cost $1,816,285)				1,823,672

Foreign Government Obligations(b) 0.60%

Argentina 0.05%

Republic of Argentina	5.625%	1/26/2022	25	26,288

Dominican Republic 0.00%

Dominican Republic†	9.04%	1/23/2018	1	1,120

Indonesia 0.36%

Republic of Indonesia†	3.70%	1/8/2022	200	207,738

Qatar 0.19%

State of Qatar†	5.25%	1/20/2020	100	106,217
Total Foreign Government Obligations (cost $337,957)				341,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.35%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.691%	#(h)	10/25/2030	$20	$20,351
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.02%	#(h)	1/25/2047	143	145,501
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%	#(h)	4/25/2045	75	76,514
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.942%	#(h)	6/25/2047	104	106,262
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%	#(h)	8/25/2045	30	30,604
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%	#(h)	4/25/2046	30	30,450
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.071%	#(h)	10/25/2047	39	39,372
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	14	14,307
Government National Mortgage Assoc. 2014-112 A	3.00%	#(h)	1/16/2048	7	7,294
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	17	17,302
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	27	27,321
Government National Mortgage Assoc. 2014-64 IO	1.176%	#(h)	12/16/2054	313	22,082
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	688
Government National Mortgage Assoc. 2014-78 IO	0.609%	#(h)	3/16/2056	56	2,702
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(h)	11/16/2055	11	11,139
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(h)	2/16/2049	27	26,803
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	43	43,521
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	56	55,534
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	40	39,342
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	49	48,557
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(h)	8/16/2051	29	28,472
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	67	66,080
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	195	192,672
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	59	58,159
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	91	89,918
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	88	87,942
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	88	87,910
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	60	58,979
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	75	74,127
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	50	49,281
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	30	29,411
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	30	29,426
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	61	59,892
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	58	57,840
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	48	47,555
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	66	66,140
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	60	59,791
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,927,135)					1,909,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.55%

Federal Home Loan Mortgage Corp.	3.103%(12 Mo. LIBOR + 1.64%)	#	10/1/2043	$14	$14,763
Federal Home Loan Mortgage Corp.	3.211%(12 Mo. LIBOR + 1.89%)	#	12/1/2040	25	25,893
Federal Home Loan Mortgage Corp.	3.367%(12 Mo. LIBOR + 1.83%)	#	6/1/2042	11	11,253
Federal Home Loan Mortgage Corp.	3.434%(12 Mo. LIBOR + 1.82%)	#	6/1/2041	14	14,828
Federal National Mortgage Assoc.	2.699%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	9	9,662
Federal National Mortgage Assoc.	2.716%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	39	40,294
Federal National Mortgage Assoc.	2.841%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	10	10,428
Federal National Mortgage Assoc.	2.909%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	22	23,013
Federal National Mortgage Assoc.	3.142%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	20	20,939
Federal National Mortgage Assoc.	3.334%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	2	2,056
Federal National Mortgage Assoc.	3.345%(12 Mo. LIBOR + 1.82%)	#	12/1/2040	4	3,785
Federal National Mortgage Assoc.	3.448%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	38	39,737
Federal National Mortgage Assoc.	3.457%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	46	48,378
Federal National Mortgage Assoc.	3.496%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	1	1,353
Federal National Mortgage Assoc.	3.679%(12 Mo. LIBOR + 1.81%)	#	1/1/2042	42	43,986
Total Government Sponsored Enterprises Pass-Throughs (cost $312,896)					310,368

MUNICIPAL BONDS 0.20%

Miscellaneous

Illinois	3.90%		1/1/2018	5	5,020
Illinois	4.95%		6/1/2023	7	7,287
Illinois	5.163%		2/1/2018	50	50,475
Illinois	5.665%		3/1/2018	25	25,356
Illinois	5.877%		3/1/2019	10	10,462
New Jersey Transp Tr Fnd Auth	1.758%		12/15/2018	15	14,946
Total Municipal Bonds (cost $113,157)					$113,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.20%

A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	$116	$115,808	(i)
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	39	40,102
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	101,782
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%		5/15/2049	17	17,354
Aventura Mall Trust 2013-AVM C†	3.867	%#(h)	12/5/2032	100	102,549
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.657%(1 Mo. LIBOR + 1.43%)	#	11/15/2033	92	92,592
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	198,260
BB-UBS Trust 2012-TFT B†	3.584	%#(h)	6/5/2030	100	98,245
BB-UBS Trust 2012-TFT C†	3.584	%#(h)	6/5/2030	100	97,389
BBCMS Trust 2013-TYSN E†	3.708%		9/5/2032	135	135,795
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#(h)	11/11/2041	15	15,493
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.857	%#(h)	11/11/2041	25	25,897
BX Trust 2017-SLCT A†	2.154%(1 Mo. LIBOR + .92%)	#	7/15/2034	55	55,164
BX Trust 2017-SLCT B†	2.434%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	47	47,081
BX Trust 2017-SLCT D†	3.284%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	73	73,167
BX Trust 2017-SLCT E†	4.384%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	60	60,379
BX Trust 2017-SLCT F†	5.484%(1 Mo. LIBOR + 4.25%)	#	7/15/2034	42	42,399
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	29,500
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	29,685
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.353	%#(h)	11/10/2049	195	15,856
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.94	%#(h)	12/10/2054	192	10,839
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%		2/10/2033	87	87,598
Chicago Skyscraper Trust 2017-SKY A†	2.034%(1 Mo. LIBOR + .80%)	#	2/15/2030	137	137,316
Chicago Skyscraper Trust 2017-SKY C†	2.484%(1 Mo. LIBOR + 1.25%)	#	2/15/2030	100	100,172
Chicago Skyscraper Trust 2017-SKY XCP(h)	2.712	%#	2/15/2030	2,938	30,599
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911	%#(h)	1/12/2030	100	100,047
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%		3/10/2047	3	3,148
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	10,196
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.573	%#(h)	6/10/2048	984	25,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	Zero Coupon	#(h)	7/15/2027	$46,545	$382
Citigroup Commercial Mortgage Trust 2015-SSHP C†	3.327%(1 Mo. LIBOR + 2.10%)	#	9/15/2027	100	99,519
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	100	99,198
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.267	%#(h)	12/10/2049	50	49,950
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54	%#(h)	3/10/2039	35	36,337
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	206,864
Commercial Mortgage Pass-Through Certificates 2012-CR5 A4	2.771%		12/10/2045	12	12,084
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		8/10/2050	10	10,153
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	8	7,835
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	23	22,613
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	119	117,217
Commercial Mortgage Pass-Through Certificates 2013-THL D†	3.883%(1 Mo. LIBOR + 2.65%)	#	6/8/2030	100	100,203
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.983%(1 Mo. LIBOR + 3.75%)	#	6/8/2030	100	100,240
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.252	%#(h)	9/10/2047	2,000	19,973
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.906	%#(h)	7/10/2050	98	3,672
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(h)	8/10/2029	100	99,414
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	98,260
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.955%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	106	106,510
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.535%(1 Mo. LIBOR + 2.30%)	#	10/15/2034	100	101,056
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#(h)	10/15/2034	578	13,047	(i)
Commericial Mortgage Trust 2016-CD1 XA IO	1.573	%#(h)	8/10/2049	182	17,231
Commericial Mortgage Trust 2017-CD3 XA IO	1.197	%#(h)	2/10/2050	997	75,213
Core Industrial Trust 2015-CALW XA IO†	0.939	%#(h)	2/10/2034	1,006	31,444
Cosmopolitan Hotel Trust 2016-CSMO A†	2.634%(1 Mo. LIBOR + 1.40%)	#	11/15/2033	17	17,121
Cosmopolitan Hotel Trust 2016-CSMO B†	3.334%(1 Mo. LIBOR + 2.10%)	#	11/15/2033	24	24,104
Cosmopolitan Hotel Trust 2016-CSMO E†	5.884%(1 Mo. LIBOR + 4.65%)	#	11/15/2033	32	32,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	$50	$51,949
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	211,836
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(h)	9/15/2037	1,000	36,385
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.734%(1 Mo. LIBOR + 2.50%)	#	11/15/2033	50	50,207
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.734%(1 Mo. LIBOR + 3.50%)	#	11/15/2033	50	50,346
Credit Suisse Mortgage Capital Certificates 2017-HD A†	2.184%(1 Mo. LIBOR + .95%)	#	2/15/2031	50	50,103
Credit Suisse Mortgage Capital Certificates 2017-HD D†	3.734%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	50	50,102
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	84	84,827
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	50,442
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	50,443
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(h)	4/5/2033	50	49,710
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	62,025	(i)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(h)	7/10/2034	50	51,219	(i)
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303	%#(h)	7/10/2034	109	110,444	(i)
Credit Suisse Mortgage Capital Certificates 2017-MOON D†(h)	3.303	%#(h)	7/10/2034	50	48,987	(i)
Credit Suisse Mortgage Capital Certificates 2017-MOON X IO†(h)	0.09	%#(h)	7/10/2034	28,675	52,504	(i)
Credit Suisse Mortgage Capital Certificates Trust 2017-HD XCP IO†	1.935	%#(h)	2/15/2031	1,376	31,793	(i)
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,243
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.969	%#(h)	1/15/2049	995	107,702
DBJPM Mortgage Trust 2016-C3 XA IO	1.656	%#(h)	9/10/2049	199	20,523
DBUBS Mortgage Trust 2011-LC2A D†	5.727	%#(h)	7/10/2044	100	105,247
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	21	20,764
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(h)	12/10/2036	3,140	13,376
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#(h)	12/15/2034	200	202,756
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100	100,554
GS Mortgage Securities Corp. Trust 2013-NYC5 A†	2.318%		1/10/2030	100	100,005
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(h)	2/10/2029	100	103,449
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244	%#(h)	2/10/2037	1,590	21,234	(i)
GS Mortgage Securities Corp. Trust 2017-GPTX C†	3.302%		5/10/2034	100	100,124
GS Mortgage Securities Corp. Trust 2017-STAY A†	2.084%(1 Mo. LIBOR + .85%)	#	7/15/2032	100	99,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2011-GC5 B†	5.565	%#(h)	8/10/2044	$107		$115,658
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.147	%#(h)	1/10/2045	302		20,657
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20		21,300
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(h)	4/10/2031	100		99,653
GS Mortgage Securities Trust 2015-GS1 XB IO	0.332	%#(h)	11/10/2048	1,082		18,291
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15		14,912	(i)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26		25,827	(i)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35		35,129	(i)
H/2 Asset Funding 2015-1A-AFL	2.633%		6/24/2049	13		12,919	(i)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	13		12,824	(i)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	25		24,207	(i)
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100		100,596
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100		100,680
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100		99,632
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100		99,576
Hospitality Mortgage Trust 2017-HIT D†	3.382%(1 Mo. LIBOR + 2.15%)	#	5/8/2030	100		100,125
Hospitality Mortgage Trust 2017-HIT E†	4.782%(1 Mo. LIBOR + 3.55%)	#	5/8/2030	100		100,386
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100		101,377
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179		179,767
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#(h)	8/5/2034	1,000		56,475
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	30		29,906
JPMorgan Chase Commercial Mortgage Securities Trust 2004-LN2 A2	5.115%		7/15/2041	—	(a)	361
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.99	%#(h)	2/12/2049	8		7,619
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694	%#(h)	12/5/2027	25		27,701
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(h)	5/15/2045	11		11,628
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	95		99,404
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	25		25,390
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%		11/15/2047	6		5,705
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.281	%#(h)	1/15/2048	970		48,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	$200	$202,734
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.834	%#(h)	7/15/2048	981	32,606
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	20	20,742
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	50	50,043
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.956	%#(h)	12/15/2049	995	46,052
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	30	30,387
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	25,421
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20	20,354
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(h)	10/5/2031	35	35,551
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(h)	10/5/2031	12	11,981
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†(h)	0.791	%#	10/5/2031	1,000	23,576	(i)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT A†	2.677%(1 Mo. LIBOR + 1.45%)	#	10/15/2033	68	68,283
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.077%(1 Mo. LIBOR + 2.85%)	#	10/15/2033	10	10,071
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.977%(1 Mo. LIBOR + 3.75%)	#	10/15/2033	27	27,283
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198	%#(h)	10/15/2018	4,967	64,248
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.242	%#(h)	9/15/2050	999	77,704
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	68,432
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	27,581
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036	%#(h)	6/5/2032	20	20,397
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK D†	4.036	%#(h)	6/5/2032	18	17,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	2.484%(1 Mo. LIBOR + 1.25%)	#	7/15/2034	$20	$20,010
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	3.184%(1 Mo. LIBOR + 1.95%)	#	7/15/2034	31	31,075
LMREC, Inc. 2015-CRE1 A†	2.986%(1 Mo. LIBOR + 1.75%)	#	2/22/2032	100	101,283
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(h)	4/20/2048	9	8,865
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.105	%#(h)	3/10/2049	994	78,459
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	99	99,407
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	100,556
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	107,830
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	56	54,326
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	10	10,106
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.874	%#(h)	7/15/2050	490	17,280
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	21,926
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.604	%#(h)	11/15/2049	991	92,299
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	49,317
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	99,041
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.406	%#(h)	9/13/2031	9,863	31,474	(i)
Morgan Stanley Capital I Trust 2012-C4 B†	5.213	%#(h)	3/15/2045	100	108,734
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	103,550
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,592
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.136	%#(h)	8/15/2049	1,000	73,387
Morgan Stanley Capital I Trust 2017-PRME D†	4.634%(1 Mo. LIBOR + 3.40%)	#	2/15/2034	40	40,346
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	20	19,918
MSCG Trust 2016-SNR A†	3.46	%#(h)	11/15/2034	69	69,148
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	33	33,310
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	25	25,616
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	26	27,094
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	77,809
Palisades Center Trust 2016-PLSD XCP IO†	1.106	%#(h)	5/13/2018	1,000	6,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PFP Ltd. 2017-3 A†	2.284%(1 Mo. LIBOR + 1.05%)	#	1/14/2035	$99	$99,125
PFP Ltd. 2017-3 B†	2.984%(1 Mo. LIBOR + 1.75%)	#	1/14/2035	100	100,449
PFP Ltd. 2017-3 D†	4.734%(1 Mo. LIBOR + 3.50%)	#	1/14/2035	100	100,937
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	80	79,993
Prima Capital Ltd. 2016-6A A	2.85%		8/24/2040	142	142,098
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	101,245
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	41	41,379
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	178	179,396
Shops at Crystals Trust 2016-CSTL XB IO†	0.328	%#(h)	7/5/2036	1,000	18,675
Stonemont Portfolio Trust 2017-STONE 2017-MONT D†	3.285%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	100	100,187
Stonemont Portfolio Trust 2017-STONE 2017-MONT E†	3.985%(1 Mo. LIBOR + 2.75%)	#	8/20/2030	149	149,279
Stonemont Portfolio Trust 2017-STONE 2017-MONT F†	4.835%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	17	17,032
Stonemont Portfolio Trust 2017-STONE 2017-MONT XCP IO†	0.638	%#	12/20/2018	14,750	113,870
UBS-BAMLL Trust 2012-WRM D†	4.379	%#	6/10/2030	100	98,771
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	35,458
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	10	10,269
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	75	75,990
UBS-Barclays Commercial Mortgage Trust 2012-C4 AAB	2.459%		12/10/2045	25	25,206
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	52	53,277
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.137	%#(h)	3/10/2046	930	40,017
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	89	92,556
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	306,335
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.468	%#	10/15/2044	10	9,969
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.734%(1 Mo. LIBOR + 2.50%)	#	6/15/2029	100	100,587
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.584%(1 Mo. LIBOR + 4.35%)	#	6/15/2029	27	27,222
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.785	%#(h)	11/15/2043	100	106,469
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21	21,441
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10	10,408
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#(h)	6/15/2048	2,000	6,682
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,215
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.754	%#(h)	12/15/2048	36	38,514
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.941	%#(h)	9/15/2048	978	43,708
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.942	%#(h)	8/15/2049	990	118,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	$74		$76,162
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31		31,913
West Town Mall Trust 2017-KNOX C†	4.491	%#(h)	7/5/2030	25		24,896
West Town Mall Trust 2017-KNOX D†	4.491	%#(h)	7/5/2030	25		24,002
West Town Mall Trust 2017-KNOX E†	4.491	%#(h)	7/5/2030	16		14,688
West Town Mall Trust 2017-KNOX X IO†	0.521	%#(h)	7/5/2030	1,604		27,612
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(h)	2/15/2044	25		26,791
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	63		63,868
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.916	%#(h)	6/15/2045	25		26,074
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	—	(a)	3
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.028	%#(h)	8/15/2045	360		26,008
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	274		278,287
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	45		45,159
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,675,578)						12,640,772

				Shares (000)
PREFERRED STOCK 0.02%

Oil

Templar Energy LLC Units (cost $10,685)				1		10,151

				Principal Amount (000)
U.S. TREASURY OBLIGATIONS 0.77%

U.S. Treasury Note	1.375%		9/30/2019	$212		211,553
U.S. Treasury Note	1.75%		9/30/2019	224		225,155
Total U.S. Treasury Obligations (cost $437,394)						436,708
Total Long-Term Investments (cost $52,603,715)						52,722,515

SHORT-TERM INVESTMENTS 6.88%

COMMERCIAL PAPER 0.17%

Automotive

Ford Motor Credit Co. (cost $98,408)	Zero Coupon		7/16/2018	100		98,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Corporate Bonds 0.99%

Banks: Regional 0.71%

Barclays Bank plc (United Kingdom)†(b)	6.05%	12/4/2017	$100	$100,710
Compass Bank	6.40%	10/1/2017	100	100,000
Intesa Sanpaolo SpA (Italy)(b)	3.875%	1/16/2018	200	201,118
Total				401,828

Electric: Power 0.04%

New York State Electric & Gas Corp.†	6.15%	12/15/2017	10	10,095
TransAlta Corp. (Canada)(b)	6.90%	5/15/2018	11	11,299
Total				21,394

Media 0.02%

Sky plc (United Kingdom)†(b)	6.10%	2/15/2018	10	10,164

Natural Gas 0.01%

National Fuel Gas Co.	6.50%	4/15/2018	8	8,198

Oil: Crude Producers 0.15%

Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	87	87,973

Oil: Integrated Domestic 0.03%

TechnipFMC plc (United Kingdom)†(b)	2.00%	10/1/2017	17	17,000

Retail 0.02%

Staples, Inc.	3.75%	1/12/2018	10	10,017

Telecommunications 0.01%

Nortel Networks Ltd. (Canada)(b)(j)	10.75%	7/15/2016	76	5,890
Total Corporate Bonds (cost $562,071)				562,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Floating Rate Loan(d) 0.09%

Electric: Power

Energy Future Intermediate Holding Co. LLC DIP Term Loan (cost $50,949)	4.235%(1 Mo. LIBOR + 3.00%)	6/30/2018	$51	$51,319

REPURCHASE AGREEMENT 5.63%

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $3,065,000 of U.S. Treasury Note at 3.625% due 2/15/2021; value: $3,275,915; proceeds: $3,207,863 (cost $3,207,831)			3,208	3,207,831

Total Short-Term Investments (cost $3,919,259)				3,920,080

Total Investments in Securities 99.50% (cost $56,522,974)				56,642,595

Foreign Cash and Other Assets in Excess of Liabilities(k) 0.50%				285,775

Net Assets 100.00%				$56,928,370

EUR	euro
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2017.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2017.
(e)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Level 3 Investment as described in Note 2(l) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Defaulted (non-income producing security).
(k)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	11/16/2017	17,950	$21,252	$21,265	$(13)

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2017	8	Short	$(945,361)	$(940,000)	$5,361
U.S. 10-Year Treasury Note	December 2017	1	Short	(126,576)	(125,312)	1,264
Totals				$(1,071,937)	$(1,065,312)	$6,625

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2017	49	Long	$10,593,197	$10,569,453	$(23,744)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,136,330	$—	$13,136,330
Common Stock	—	218	—	218
Convertible Bonds	—	95,685	—	95,685
Corporate Bonds	—	22,466,925	—	22,466,925
Floating Rate Loans
Aerospace/Defense	—	6,180	—	6,180
Business Services	—	12,950	—	12,950
Chemicals	—	—	194,506	194,506
Consumer Products	—	—	11,985	11,985
Containers	—	71,176	91,433	162,609
Drugs	—	—	68,467	68,467
Electric: Power	—	51,319	173,348	224,667
Electrical Equipment	—	—	97,641	97,641
Electronics	—	—	27,368	27,368
Food	—	25,504	—	25,504
Gaming	—	70,421	—	70,421
Health Care Products	—	—	89,647	89,647
Health Care Services	—	—	13,702	13,702
Household Equipment/Products	—	124,659	—	124,659
Lodging	—	—	54,381	54,381
Machinery: Industrial/Specialty	—	—	37,406	37,406
Manufacturing	—	106,320	—	106,320
Media	—	45,135	—	45,135
Metals & Minerals: Miscellaneous	—	36,124	—	36,124
Miscellaneous	—	—	89,442	89,442
Oil	—	—	43,493	43,493
Oil: Crude Producers	—	—	35,469	35,469
Real Estate Investment Trusts	—	—	105,834	105,834
Retail	—	176,119	—	176,119
Technology	—	14,962	—	14,962
Foreign Government Obligations	—	341,363	—	341,363
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,909,241	—	1,909,241
Government Sponsored Enterprises Pass-Throughs	—	310,368	—	310,368
Municipal Bonds	—	113,546	—	113,546
Non-Agency Commercial Mortgage-Backed Securities	—	11,952,843	687,929	12,640,772
Preferred Stock	—	10,151	—	10,151
U.S. Treasury Obligations	—	436,708	—	436,708
Commercial Paper	—	98,466	—	98,466
Repurchase Agreement	—	3,207,831	—	3,207,831
Total	$—	$54,820,544	$1,822,051	$56,642,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$—	$—	$—	$—
Liabilities	—	(13)	—	(13)
Futures Contracts
Assets	6,625	—	—	6,625
Liabilities	(23,744)	—	—	(23,744)
Total	$(17,119)	$(13)	$—	$(17,132)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2017	$99,474	$923,403	$707,721
Accrued Discounts (Premiums)	—	584	(57,537)
Realized Gain (Loss)	—	1,752	—
Change in Unrealized Appreciation (Depreciation)	—	2,563	12,689
Net Purchases	—	933,656	501,959
Net Sales	—	(570,226)	(182,198)
Net Transfers into Level 3	—	46,023	55,995
Net Transfers out of Level 3	(99,474)	(203,633)	(350,700)
Balance as of September 30, 2017	$—	$1,134,122	$687,929

Net change in unrealized appreciation/depreciation for period ended September 30, 2017 related to Level 3 investments held at September 30, 2017.	$—	$3,871	$12,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.45%

ASSET-BACKED SECURITIES 17.98%

Automobiles 10.44%

Ally Auto Receivables Trust 2014-A†	0.63%	4/15/2019	$425	$424,877
American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	717	725,564
AmeriCredit Automobile Receivables Trust 2013-5 D	2.86%	12/9/2019	656	660,579
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	402,757
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	44	43,569
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,977	1,989,161
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	299	299,043
AmeriCredit Automobile Receivables Trust 2015-3 B	2.08%	9/8/2020	502	503,583
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	74	74,444
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,600	2,633,432
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	264	263,581
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	1,956	1,955,648
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	669	676,154
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	506	506,210
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	275	274,339
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	525,552
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	1,070	1,069,943
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	535	540,109
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	594,050
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	376	378,473
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	735	735,215
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	912,979
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120	120,857
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	183	182,919
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	328	327,301
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	940,147
Capital Auto Receivables Asset Trust 2015-1 A3	1.61%	6/20/2019	299	298,949
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	368	368,033
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	228	228,050
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	119	118,977
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	371	371,028
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	89	88,978
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	351	350,898
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	553	550,891
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	254	253,543
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	687	687,125
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	367	371,324
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	9	8,983
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	195	196,673
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	135,213
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150	160,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	$162	$162,586
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2,374	2,425,476
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	537	541,919
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	624,520
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	284	285,138
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,581	1,601,020
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	254	262,439
Drive Auto Receivables Trust 2017-2 A2A	1.63%	8/15/2019	966	966,205
Drive Auto Receivables Trust 2017-2 A3	1.82%	6/15/2020	943	943,451
Drive Auto Receivables Trust 2017-AA B†	2.51%	1/15/2021	535	537,910
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	454,871
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	550	551,618
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	261	261,187
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	29	28,796
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	279	278,767
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	593	593,053
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	300	299,213
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	179	179,328
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	265	264,538
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	512	511,004
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	108	107,951
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	2,624	2,643,600
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	500	502,278
GM Financial Consumer Automobile 2017-1A B†	2.30%	6/16/2023	144	143,883
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	298,882
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	115	114,759
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	165	164,624
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	492	491,640
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	2,646	2,644,656
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	130	130,192
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	606	605,879
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	188	188,287
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	921	922,001
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	921	924,150
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,924	1,933,256
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	190	190,553
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	210	209,688
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	264	263,666
Santander Drive Auto Receivables Trust 2017-2 A2	1.60%	3/16/2020	2,006	2,005,848
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	1,359	1,361,437
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	808	818,653
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	192	192,333
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	706	705,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	$754	$740,509
TCF Auto Receivables Owner Trust 2014-1A A4†	1.56%		1/15/2020	605	604,345
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%		12/16/2019	267	266,871
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	791	793,844
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	443	441,914
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%		10/15/2018	116	115,692
Volkswagen Auto Loan Enhanced Trust 2014-1 A4	1.45%		9/21/2020	767	766,966
Wheels SPV 2 LLC 2016-1A A2†	1.59%		5/20/2025	703	701,573
Total					55,718,492

Credit Cards 2.80%

BA Credit Card Trust 2015-A1 A	1.564%(1 Mo. LIBOR + .33%)	#	6/15/2020	3,682	3,685,346
Capital One Multi-Asset Execution Trust 2015-A1	1.39%		1/15/2021	370	369,945
Chase Issuance Trust 2015-A2	1.59%		2/18/2020	2,831	2,833,388
Citibank Credit Card Issuance Trust 2017-A5	1.856%(1 Mo. LIBOR + .62%)	#	4/22/2026	698	706,156
Discover Card Execution Note Trust 2013-A1	1.534%(1 Mo. LIBOR + .30%)	#	8/17/2020	3,126	3,129,394
Discover Card Execution Note Trust 2017-A4	2.53%		10/15/2026	562	563,742
World Financial Network Credit Card Master Trust 2013-A A	1.61%		12/15/2021	601	601,232
World Financial Network Credit Card Master Trust 2015-A A	1.714%(1 Mo. LIBOR + .48%)	#	2/15/2022	1,863	1,866,410
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	1,217	1,217,661
Total					14,973,274

Home Equity 0.05%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	1.397%(1 Mo. LIBOR + .16%)	#	5/25/2036	29	29,091
Meritage Mortgage Loan Trust 2004-2 M3	2.212%(1 Mo. LIBOR + .98%)	#	1/25/2035	227	225,437
New Century Home Equity Loan Trust 2005-A A6	4.491	%#(d)	8/25/2035	35	35,211
Total					289,739

Other 4.69%

Ally Master Owner Trust 2014-5 A2	1.60%		10/15/2019	1,114	1,114,085
Anchorage Capital CLO Ltd. 2012-1A A2R†	3.404%(3 Mo. LIBOR + 2.10%)	#	1/13/2027	1,500	1,509,253
Anchorage Capital CLO Ltd. 2014-4A A1AR†	2.454%(3 Mo. LIBOR + 1.14%)	#	7/28/2026	1,500	1,507,351
Apidos CLO XVI 2013-16A CR†	4.306%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	250	251,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Apollo Credit Funding IV Ltd. 4A A1†	2.774%(3 Mo. LIBOR + 1.47%) #	4/15/2027	$1,000	$1,005,971
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	200	199,863
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	283	281,331
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	182	182,174
Ascentium Equipment Receivables Trust 2017-1A A2†	1.87%	7/10/2019	608	608,217
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	183	182,961
Avery Point V CLO Ltd. 2014-5A BR†	2.804%(3 Mo. LIBOR + 1.50%) #	7/17/2026	372	372,878
Birchwood Park CLO Ltd. 2014-1A AR†	2.484%(3 Mo. LIBOR + 1.18%) #	7/15/2026	1,000	1,003,981
BlueMountain CLO Ltd. 2014-4A A1R†	2.667%(3 Mo. LIBOR + 1.35%) #	11/30/2026	1,000	1,004,100
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	2.454%(3 Mo. LIBOR + 1.15%) #	4/18/2025	340	340,624
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.787%(3 Mo. LIBOR + 1.47%) #	4/27/2027	850	854,620
Cent CLO Ltd. 2013-19A A1A†	2.641%(3 Mo. LIBOR + 1.33%) #	10/29/2025	850	851,571
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	68	68,072
CNH Equipment Trust 2016-A A2B	1.754%(1 Mo. LIBOR + .52%) #	7/15/2019	154	154,202
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	129	128,780
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	99,993
Dell Equipment Finance Trust 2017-1 A1†	1.35%	5/22/2018	1,079	1,078,758
Dell Equipment Finance Trust 2017-1 A2†	1.86%	6/24/2019	186	186,130
Diamond Resorts Owner Trust 2013-1 A†	1.95%	1/20/2025	141	140,057
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	173	170,246
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	124	125,677
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	695	705,033
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	470	468,717
Fortress Credit BSL Ltd. 2013-1A A†	2.486%(3 Mo. LIBOR + 1.18%) #	1/19/2025	510	511,269
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%	5/15/2020	394	394,289
Jackson Mill CLO Ltd. 2015-1A A†	2.844%(3 Mo. LIBOR + 1.54%) #	4/15/2027	350	353,020
JFIN Revolver CLO Ltd. 2015-4A A†	2.463%(3 Mo. LIBOR + 1.15%) #	4/22/2020	103	103,456
Laurel Road Prime Student Loan Trust 2017-B A1FX†	1.63%	8/25/2042	122	122,164
Macquarie Equipment Funding Trust 2014-A A3†	1.23%	7/20/2021	34	34,270
Marathon CLO IV Ltd. 2012-4A A1†	2.706%(3 Mo. LIBOR + 1.39%) #	5/20/2023	66	66,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Mountain Hawk III CLO Ltd. 2014-3A AR†	2.504%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	$2,350	$2,359,023
Oaktree EIF I Series Ltd. 2015-A1 B†	3.904%(3 Mo. LIBOR + 2.60%)	#	10/18/2027	900	902,805
Oaktree EIF II Series Ltd. 2014-A2 AR†	2.465%(3 Mo. LIBOR + 1.15%)	#	11/15/2025	500	501,706
Oaktree EIF II Series Ltd. 2014-A2 BR†	3.015%(3 Mo. LIBOR + 1.70%)	#	11/15/2025	900	907,141
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	484	489,327
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	322,552
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	100	103,969
OneMain Financial Issuance Trust 2017-1A A1†	2.37%		9/14/2032	895	891,628
Regatta IV Funding Ltd. 2014-1A DR†	4.614%(3 Mo. LIBOR + 3.30%)	#	7/25/2026	600	600,442
Shackleton CLO 2014-6A A2R†	2.464%(3 Mo. LIBOR + 1.16%)	#	7/17/2026	438	439,191
SLM Private Education Loan Trust 2010-A 2A†	4.484%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	27	27,858
SLM Student Loan Trust 2011-1 A1	1.757%(1 Mo. LIBOR + .52%)	#	3/25/2026	20	19,947
Tryon Park CLO Ltd. 2013-1A A1†	2.424%(3 Mo. LIBOR + 1.12%)	#	7/15/2025	800	801,479
Venture XVIII CLO Ltd. 2014-18A A†	2.754%(3 Mo. LIBOR + 1.45%)	#	10/15/2026	500	500,125
Total					25,048,402
Total Asset-Backed Securities (cost $95,919,288)					96,029,907

CORPORATE BONDS 25.66%

Aerospace/Defense 0.00%

Embraer SA (Brazil)(a)	5.15%		6/15/2022	10	10,775

Air Transportation 0.05%

Air Canada (Canada)†(a)	7.75%		4/15/2021	70	79,975
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	168	176,790
Total					256,765

Auto Parts: Original Equipment 0.16%

American Axle & Manufacturing, Inc.†	6.25%		4/1/2025	707	722,907
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	140	140,350
Total					863,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.68%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022	$200	$215,226
Ford Motor Co.	7.45%	7/16/2031	711	922,495
General Motors Co.	6.60%	4/1/2036	1,489	1,770,778
Tesla, Inc.†	5.30%	8/15/2025	751	735,267
Total				3,643,766

Banks: Regional 5.62%

Akbank Turk AS (Turkey)†(a)	7.20%(5 Yr Swap rate + 5.03%) #	3/16/2027	200	211,050
Banco de Bogota SA (Colombia)†(a)	4.375%	8/3/2027	200	202,639
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026	400	437,200
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023	400	425,172
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	1,565	1,579,376
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #	1/20/2028	1,937	1,990,695
Bank of America Corp.	3.95%	4/21/2025	250	257,659
Bank of America Corp.	4.00%	1/22/2025	728	753,787
Bank of America Corp.	4.45%	3/3/2026	315	332,987
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%) #	7/24/2028	1,692	1,706,660
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	740	760,245
Citigroup, Inc.	4.45%	9/29/2027	552	584,451
Commonwealth Bank of Australia (Australia)†(a)	4.50%	12/9/2025	734	768,979
First Republic Bank	4.625%	2/13/2047	418	432,626
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	1,067	1,066,994
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	338	449,944
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	818	1,080,669
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026	523	551,888
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	553	558,473
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.337%) #	2/1/2028	3,246	3,334,794
Manufacturers & Traders Trust Co.	3.40%	8/17/2027	264	264,813
Morgan Stanley	3.625%	1/20/2027	614	623,276
Morgan Stanley	3.875%	1/27/2026	873	906,960
Morgan Stanley	4.00%	7/23/2025	770	812,308
Morgan Stanley	7.25%	4/1/2032	84	114,983
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025	545	570,287
Santander UK plc (United Kingdom)†(a)	5.00%	11/7/2023	223	241,497
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	902	1,164,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Toronto-Dominion Bank (The) (Canada)(a)	3.625%(5 Yr Swap rate + 2.21%) #	9/15/2031	$1,324	$1,319,739
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.125%(5 Yr Swap rate + 4.22%) #	5/24/2027	475	476,815
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021	200	212,980
Wachovia Corp.	7.574%	8/1/2026	596	763,862
Wells Fargo & Co.	3.00%	10/23/2026	914	892,929
Wells Fargo Bank NA	5.85%	2/1/2037	1,880	2,358,718
Wells Fargo Bank NA	6.60%	1/15/2038	687	941,488
Westpac Banking Corp. (Australia)(a)	4.322%(USISDA05 + 2.24%) #	11/23/2031	812	835,489
Total				29,986,561

Beverages 0.51%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	1,639	1,819,885
Becle SAB de CV (Mexico)†(a)	3.75%	5/13/2025	350	353,863
Central American Bottling Corp. (Guatemala)†(a)	5.75%	1/31/2027	205	217,300
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	28,013
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	306,799
Total				2,725,860

Building Materials 0.28%

Standard Industries, Inc.†	5.50%	2/15/2023	272	288,660
Standard Industries, Inc.†	6.00%	10/15/2025	1,086	1,190,213
Total				1,478,873

Business Services 0.47%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027	275	273,898
Ashtead Capital, Inc.†	4.375%	8/15/2027	277	285,656
Brand Energy & Infrastructure Services, Inc.†	8.50%	7/15/2025	651	706,335
Rent-A-Center, Inc.	4.75%	5/1/2021	528	480,480
United Rentals North America, Inc.	4.875%	1/15/2028	783	787,894
Total				2,534,263

Chemicals 0.69%

Blue Cube Spinco, Inc.	10.00%	10/15/2025	1,043	1,278,979
Chemours Co. (The)	7.00%	5/15/2025	344	382,700
Equate Petrochemical BV (Netherlands)†(a)	4.25%	11/3/2026	700	721,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

GCP Applied Technologies, Inc.†	9.50%	2/1/2023	$94	$106,455
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	219,862
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	403	426,172
Tronox Finance LLC†	7.50%	3/15/2022	417	441,499
Valvoline, Inc.†	5.50%	7/15/2024	116	124,120
Total				3,701,347

Coal 0.14%

Peabody Energy Corp.†	6.00%	3/31/2022	79	81,864
Peabody Energy Corp.†	6.375%	3/31/2025	624	643,500
Total				725,364

Computer Hardware 0.36%

Dell International LLC/EMC Corp.†	3.48%	6/1/2019	278	283,432
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	275,620
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	563	626,063
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	294	324,921
Dell International LLC/EMC Corp.†	8.10%	7/15/2036	342	428,967
Total				1,939,003

Computer Software 0.35%

Camelot Finance SA (Luxembourg)†(a)	7.875%	10/15/2024	141	152,280
First Data Corp.†	5.75%	1/15/2024	500	525,000
Oracle Corp.	6.125%	7/8/2039	567	768,573
VMware, Inc.	3.90%	8/21/2027	405	410,052
Total				1,855,905

Construction/Homebuilding 0.33%

AV Homes, Inc.	6.625%	5/15/2022	345	356,213
Century Communities, Inc.†	5.875%	7/15/2025	365	367,737
PulteGroup, Inc.	7.875%	6/15/2032	315	387,544
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	315,425
William Lyon Homes, Inc.	5.875%	1/31/2025	307	315,443
Total				1,742,362

Containers 0.13%

BWAY Holding Co.†	7.25%	4/15/2025	479	494,568
SAN Miguel Industrias Pet SA (Peru)†(a)	4.50%	9/18/2022	200	202,600
Total				697,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.07%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.20%	7/21/2021	$403	$387,915

Electric: Power 1.13%

Appalachian Power Co.	7.00%	4/1/2038	529	741,348
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	560	750,292
Dominion Energy, Inc.	7.00%	6/15/2038	266	356,703
Dynegy, Inc.	7.625%	11/1/2024	755	786,144
Exelon Generation Co. LLC	5.60%	6/15/2042	390	398,681
Exelon Generation Co. LLC	6.25%	10/1/2039	592	653,705
FirstEnergy Corp.	4.85%	7/15/2047	186	195,860
Massachusetts Electric Co.†	4.004%	8/15/2046	501	509,882
Midamerican Funding LLC	6.927%	3/1/2029	352	464,759
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	250	255,248
Orazul Energy Egenor S en C por A (Peru)†(a)	5.625%	4/28/2027	574	563,381
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	379,322
Total				6,055,325

Electrical Equipment 0.06%

Xilinx, Inc.	2.95%	6/1/2024	345	345,557

Engineering & Contracting Services 0.23%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%	3/30/2029	295	319,656
China Railway Resources Huitung Ltd. (Hong Kong)†(a)	3.85%	2/5/2023	900	934,005
Total				1,253,661

Entertainment 0.37%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	714	751,485
Eldorado Resorts, Inc.	7.00%	8/1/2023	100	108,625
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	445	480,600
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	589	631,702
Total				1,972,412

Financial Services 1.46%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	126,126
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	261,893
Discover Financial Services	4.10%	2/9/2027	1,186	1,206,877
E*TRADE Financial Corp.	3.80%	8/24/2027	217	219,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Intelsat Connect Finance SA (Luxembourg)†(a)	12.50%	4/1/2022	$539	$529,904
International Lease Finance Corp.	5.875%	4/1/2019	1,433	1,509,927
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	367	375,487
Navient Corp.	6.625%	7/26/2021	1,015	1,088,588
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	343	361,769
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	347	336,363
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	489	505,553
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	868	988,333
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027	280	285,600
Total				7,796,369

Food 0.18%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	297	318,533
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	370	404,687
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	217,750
Total				940,970

Health Care Services 0.62%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	59	62,245
Ascension Health	3.945%	11/15/2046	265	270,758
HCA, Inc.	5.50%	6/15/2047	390	405,112
HCA, Inc.	7.50%	11/6/2033	125	142,500
Kaiser Foundation Hospitals	4.15%	5/1/2047	366	392,857
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	97	104,518
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	496	504,230
NYU Hospitals Center	4.368%	7/1/2047	85	90,065
Tenet Healthcare Corp.	8.125%	4/1/2022	393	400,860
WellCare Health Plans, Inc.	5.25%	4/1/2025	866	913,630
Total				3,286,775

Household Equipment/Products 0.12%

Central Garden & Pet Co.	6.125%	11/15/2023	513	548,910
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	100,975
Total				649,885

Insurance 0.52%

American International Group, Inc.	4.70%	7/10/2035	380	408,972
Lincoln National Corp.	6.30%	10/9/2037	202	250,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	$1,095	$1,238,870
Unum Group	5.75%	8/15/2042	250	298,532
Willis North America, Inc.	7.00%	9/29/2019	524	570,670
Total				2,767,515

Leisure 0.53%

Carlson Travel, Inc.†	6.75%	12/15/2023	236	234,820
Carnival plc	7.875%	6/1/2027	277	364,460
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,030	1,337,656
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	495	532,125
Viking Cruises Ltd.†	5.875%	9/15/2027	343	345,041
Total				2,814,102

Machinery: Agricultural 0.13%

BAT Capital Corp.†	3.557%	8/15/2027	673	676,414

Machinery: Industrial/Specialty 0.14%

SPX FLOW, Inc.†	5.625%	8/15/2024	720	757,800

Machinery: Oil Well Equipment & Services 0.09%

BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	429	462,784

Manufacturing 0.37%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	658	679,385
Koppers, Inc.†	6.00%	2/15/2025	373	401,908
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	3.40%	3/16/2027	876	902,023
Total				1,983,316

Media 1.55%

21st Century Fox America, Inc.	6.90%	8/15/2039	553	748,381
Block Communications, Inc.†	6.875%	2/15/2025	486	529,886
Cablevision Systems Corp.	5.875%	9/15/2022	453	469,987
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	178	187,345
Comcast Corp.	6.95%	8/15/2037	499	696,701
Cox Communications, Inc.†	8.375%	3/1/2039	782	1,088,496
CSC Holdings LLC†	10.875%	10/15/2025	200	247,750
DISH DBS Corp.	7.75%	7/1/2026	397	456,550
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	335	408,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	$350	$382,378
SFR Group SA (France)†(a)	6.00%	5/15/2022	500	523,125
Time Warner Cable LLC	7.30%	7/1/2038	1,032	1,298,616
Time Warner Entertainment Co. LP	8.375%	7/15/2033	245	333,717
Univision Communications, Inc.†	5.125%	2/15/2025	349	352,926
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	507	537,420
Total				8,262,067

Metal Fabricating 0.03%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	130	141,375

Metals & Minerals: Miscellaneous 1.14%

Aleris International, Inc.†	9.50%	4/1/2021	160	171,200
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	158	197,247
Barrick North America Finance LLC	7.50%	9/15/2038	200	267,974
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%	9/16/2025	1,200	1,287,168
Freeport-McMoRan, Inc.	3.875%	3/15/2023	775	767,250
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	640	712,017
Hudbay Minerals, Inc. (Canada)†(a)	7.25%	1/15/2023	72	77,040
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	107	116,365
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024	281	313,315
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	6.625%	10/14/2022	440	494,604
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	644	670,565
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	948	1,006,956
Total				6,081,701

Natural Gas 0.20%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,026	1,077,791

Oil 1.90%

Afren plc (United Kingdom)†(a)(b)	6.625%	12/9/2020	244	927
Cenovus Energy, Inc. (Canada)†(a)	5.40%	6/15/2047	248	249,470
Continental Resources, Inc.	3.80%	6/1/2024	832	807,040
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	110	113,702
Eni SpA (Italy)†(a)	5.70%	10/1/2040	1,800	1,911,946
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	498	505,470
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	204,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Halcon Resources Corp.†	6.75%	2/15/2025	$476	$495,040
Kerr-McGee Corp.	7.875%	9/15/2031	264	336,247
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	450	388,125
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	200	215,696
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	358	354,778
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	376	392,920
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	489	489,391
Precision Drilling Corp. (Canada)(a)	7.75%	12/15/2023	147	150,675
Raizen Fuels Finance SA (Luxembourg)†(a)	5.30%	1/20/2027	200	210,500
Sanchez Energy Corp.	6.125%	1/15/2023	682	589,930
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	392,086
SM Energy Co.	5.625%	6/1/2025	26	24,830
SM Energy Co.	6.50%	1/1/2023	793	802,913
Valero Energy Corp.	10.50%	3/15/2039	421	694,794
WPX Energy, Inc.	5.25%	9/15/2024	374	376,805
WPX Energy, Inc.	6.00%	1/15/2022	104	108,030
YPF SA (Argentina)†(a)	8.50%	7/28/2025	281	324,499
Total				10,140,607

Oil: Crude Producers 0.73%

Cheniere Corpus Christi Holdings LLC†	5.125%	6/30/2027	501	518,535
Energy Transfer LP	7.50%	7/1/2038	679	835,569
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	209,750
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	399,783
Kinder Morgan, Inc.	7.75%	1/15/2032	1,413	1,819,009
Regency Energy Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	24,861
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	67	86,576
Total				3,894,083

Oil: Integrated Domestic 0.30%

Halliburton Co.	6.70%	9/15/2038	114	145,706
Halliburton Co.	7.45%	9/15/2039	227	320,327
Transocean Proteus Ltd.†	6.25%	12/1/2024	362	380,952
Trinidad Drilling Ltd. (Canada)†(a)	6.625%	2/15/2025	204	191,760
Weatherford International Ltd.	8.25%	6/15/2023	522	538,965
Total				1,577,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.20%

EPR Properties	4.75%	12/15/2026	$700	$724,861
EPR Properties	5.25%	7/15/2023	1,150	1,235,389
Equinix, Inc.	5.875%	1/15/2026	784	863,380
Goodman US Finance Three LLC†	3.70%	3/15/2028	272	271,561
Goodman US Finance Three LLC†	4.50%	10/15/2037	316	320,826
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	195	212,273
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(a)	3.875%	3/20/2027	875	901,015
Physicians Realty LP	4.30%	3/15/2027	193	197,618
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,669	1,684,343
Total				6,411,266

Retail 0.26%

FirstCash, Inc.†	5.375%	6/1/2024	259	271,303
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	451	443,107
PVH Corp.	7.75%	11/15/2023	561	680,212
Total				1,394,622

Steel 0.14%

Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	578	557,047
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	188	215,824
Total				772,871

Technology 1.16%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	965	1,001,694
Amazon.com, Inc.†	3.15%	8/22/2027	840	844,974
Amazon.com, Inc.	4.80%	12/5/2034	1,688	1,916,839
Baidu, Inc. (China)(a)	3.50%	11/28/2022	433	448,291
Expedia, Inc.†	3.80%	2/15/2028	635	630,443
Netflix, Inc.†	4.375%	11/15/2026	805	809,782
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	510	520,240
Total				6,172,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.87%

AT&T, Inc.	5.25%	3/1/2037		$134	$140,889
AT&T, Inc.	6.00%	8/15/2040		1,281	1,446,786
AT&T, Inc.	6.50%	9/1/2037		668	798,673
CommScope Technologies LLC†	5.00%	3/15/2027		278	279,390
MTN Mauritius Investment Ltd. (Mauritius)†(a)	4.755%	11/11/2024		200	199,198
Ooredoo International Finance Ltd.†	3.75%	6/22/2026		300	300,532
Sprint Corp.	7.125%	6/15/2024		745	839,987
Verizon Communications, Inc.	4.812%	3/15/2039		250	258,818
Verizon Communications, Inc.	5.25%	3/16/2037		350	384,846
Total					4,649,119

Transportation: Miscellaneous 0.25%

Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035		200	222,750
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		458	496,930
XPO Logistics, Inc.†	6.125%	9/1/2023		596	624,310
Total					1,343,990

Utilities 0.14%

Aquarion Co.†	4.00%	8/15/2024		724	757,199
Total Corporate Bonds (cost $132,565,409)					136,988,733

FOREIGN GOVERNMENT OBLIGATIONS 2.43%

Argentina 0.63%

City of Buenos Aires(c)	24.702%(BADLAR + 3.25%) #	3/29/2024	ARS	1,800	101,053
Provincia de Buenos Aires†(a)	6.50%	2/15/2023		$226	238,805
Provincia de Mendoza†(a)	8.375%	5/19/2024		400	442,300
Provincia of Neuquen†(a)	7.50%	4/27/2025		200	209,500
Republic of Argentina(a)	6.875%	1/26/2027		682	737,583
Republic of Argentina(a)	8.28%	12/31/2033		1,388	1,620,511
Total					3,349,752

Bahamas 0.06%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029		300	325,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.08%

Government of Bermuda†	3.717%	1/25/2027	$430	$437,525

Brazil 0.15%

Federal Republic of Brazil(a)	4.25%	1/7/2025	600	606,750
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	186,640
Total				793,390

Dominican Republic 0.05%

Dominican Republic†(a)	6.85%	1/27/2045	250	280,312

Egypt 0.04%

Arab Republic of Egypt†(a)	6.125%	1/31/2022	220	228,092

Ghana 0.05%

Republic of Ghana†(a)	7.875%	8/7/2023	225	239,622

Hungary 0.09%

Republic of Hungary(a)	5.375%	3/25/2024	420	481,101

Indonesia 0.22%

Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	204,820
Republic of Indonesia†(a)	4.35%	1/8/2027	645	685,043
Republic of Indonesia†(a)	5.875%	1/15/2024	250	287,553
Total				1,177,416

Latvia 0.05%

Republic of Latvia†(a)	5.25%	6/16/2021	258	285,338

Lithuania 0.13%

Republic of Lithuania†(a)	7.375%	2/11/2020	592	665,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Mexico 0.37%

United Mexican States(a)	4.00%		10/2/2023	$1,864	$1,975,281

Qatar 0.14%

State of Qatar†(a)	3.25%		6/2/2026	725	718,772

Romania 0.01%

Republic of Romania†(a)	6.125%		1/22/2044	49	62,418

Sri Lanka 0.08%

Republic of Sri Lanka†(a)	6.25%		7/27/2021	200	215,530
Republic of Sri Lanka†(a)	6.85%		11/3/2025	200	220,055
Total					435,585

Turkey 0.26%

Republic of Turkey(a)	3.25%		3/23/2023	220	209,690
Republic of Turkey(a)	5.625%		3/30/2021	616	656,135
Republic of Turkey(a)	5.75%		3/22/2024	510	543,049
Total					1,408,874

Uruguay 0.02%

Republic of Uruguay PIK(a)	7.875%		1/15/2033	61	86,010
Total Foreign Government Obligations (cost $12,593,153)					12,950,146

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.30%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.311	%#(d)	2/25/2032	2,870	466,798
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	30	29,926
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(d)	11/16/2055	1,345	1,361,243
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(d)	2/16/2049	797	804,097
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(d)	2/16/2053	315	316,518
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,316	1,301,520
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	678	673,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	$452	$447,467
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	516	516,567
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	434	430,965
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	605	601,690
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $6,979,238)				6,949,864

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 16.73%

Federal Home Loan Mortgage Corp.	0.75%	4/9/2018	11,929	11,897,281
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	16	16,994
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	1,125	1,206,623
Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	144	147,498
Federal National Mortgage Assoc.	3.142%(12 Mo. LIBOR + 1.78%) #	3/1/2042	902	942,266
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	15,780	16,349,784
Federal National Mortgage Assoc.(e)	3.50%	TBA	6,950	7,162,572
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 7/1/2047	8,583	9,068,225
Federal National Mortgage Assoc.(e)	4.00%	TBA	14,000	14,736,094
Federal National Mortgage Assoc.(e)	4.50%	TBA	15,800	16,955,992
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 9/1/2036	1,095	1,223,314
Government National Mortgage Assoc.(e)	3.00%	TBA	9,500	9,629,883
Total Government Sponsored Enterprises Pass-Throughs (cost $89,641,084)				89,336,526

MUNICIPAL BONDS 0.94%

Miscellaneous

California	7.30%	10/1/2039	505	742,845
California	7.35%	11/1/2039	60	88,673
Chicago Transit Auth, IL	6.20%	12/1/2040	720	888,689
City of Chicago IL	6.207%	1/1/2036	55	56,857
District of Columbia	5.591%	12/1/2034	790	981,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

Illinois	5.10%		6/1/2033	$477	$482,867
Illinois	5.52%		4/1/2038	163	167,326
Miami Dade Cnty, FL	3.982%		10/1/2041	15	15,201
North Texas Tollway Auth	8.91%		2/1/2030	538	611,932
Pasadena Public Fing Auth	7.148%		3/1/2043	530	745,821
Pennsylvania	5.35%		5/1/2030	235	251,255
Total Municipal Bonds (cost $4,905,871)					5,033,381

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.94%

CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	214,228
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	160,989
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	920,905
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.391	%#(d)	8/10/2047	734	39,013
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.589	%#(d)	7/10/2050	178	183,569
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.589	%#(d)	7/10/2050	410	393,710
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.589	%#(d)	7/10/2050	574	439,143
Commercial Mortgage Pass-Through Certificates 2016-SAVA A†	2.955%(1 Mo. LIBOR + 1.72%)	#	10/15/2034	1,073	1,078,161
CSAIL Commercial Mortgage Trust 2015-C2 C	4.35	%#(d)	6/15/2057	700	640,108
DBWF Mortgage Trust 2015-LCM D†	3.535	%#(d)	6/10/2034	257	227,135
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#(d)	12/15/2034	278	280,946
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#(d)	7/10/2048	195	197,398
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	670,863
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(d)	8/5/2034	629	601,926
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243	%#(d)	4/15/2047	300	317,720
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.453	%#(d)	7/15/2048	374	368,500
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	7	6,660
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	15	14,972
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	18	15,673
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.874	%#(d)	7/15/2050	19,590	691,211
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(d)	1/5/2043	250	253,476
Structured Asset Securities Corp. 2006-3H 1A2	5.75	%(d)	12/25/2035	10	9,944
UBS-BAMLL Trust 2012-WRM E†	4.379	%#(d)	6/10/2030	595	571,828
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365	%#(d)	8/10/2049	200	210,439
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.43	%#(d)	7/15/2046	364	334,627
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.271	%#(d)	5/15/2048	1,489	1,176,441
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.043	%#(d)	1/15/2059	434	358,107
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,180,324)					10,377,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 40.47%

U.S. Treasury Bond	2.75%	8/15/2047	$18,699	$18,283,020
U.S. Treasury Bond	2.875%	11/15/2046	3,434	3,443,859
U.S. Treasury Bond	3.00%	5/15/2047	3,586	3,687,977
U.S. Treasury Inflation Indexed Bond(f)	0.625%	1/15/2026	4,710	4,773,760
U.S. Treasury Note	1.25%	3/31/2021	5,378	5,290,082
U.S. Treasury Note	1.375%	5/31/2021	2,934	2,893,829
U.S. Treasury Note	1.375%	6/30/2018	10,368	10,374,885
U.S. Treasury Note	1.375%	9/30/2019	19,137	19,096,633
U.S. Treasury Note	1.50%	6/15/2020	36,087	36,006,650
U.S. Treasury Note	1.75%	10/31/2020	444	445,344
U.S. Treasury Note	1.75%	3/31/2022	2,400	2,386,031
U.S. Treasury Note	1.75%	9/30/2019	3,549	3,567,300
U.S. Treasury Note	1.75%	9/30/2022	63,537	63,365,748
U.S. Treasury Note	1.875%	4/30/2022	22,000	21,975,508
U.S. Treasury Note	1.875%	2/28/2022	3,148	3,148,308
U.S. Treasury Note	2.375%	5/15/2027	12,920	12,970,217
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,371,092
Total U.S. Treasury Obligations (cost $216,979,254)				216,080,243
Total Long-Term Investments (cost $569,763,621)				$573,746,492

SHORT-TERM INVESTMENT 2.70%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/29/2017, 0.12% due 10/2/2017 with Fixed Income Clearing Corp. collateralized by $13,985,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2019; value: $14,684,306; proceeds: $14,392,616 (cost $14,392,472)			14,392	14,392,472

Total Investments in Securities 110.15% (cost $584,156,093)				588,138,964

Liabilities in Excess of Cash and Other Assets(g) (10.15%)				(54,200,391)

Net Assets 100.00%				$533,938,573

ARS	Argentine Peso
BADLAR	Banco de la Republica Argentina
IO	Interest Only.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2017.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2017

(b)	Defaulted (non-income producing security).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2017	83	Short	$(10,505,836)	$(10,400,937)	$104,899

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2017	167	Long	$36,111,439	$36,022,422	$(89,017)
U.S. 5-Year Treasury Note	December 2017	186	Long	22,005,002	21,855,000	(150,002)
Ultra Long U.S. Treasury Bond	December 2017	6	Long	1,008,807	990,750	(18,057)
Totals				$59,125,248	$58,868,172	$(257,076)

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$96,029,907	$—	$96,029,907
Corporate Bonds	—	136,988,733	—	136,988,733
Foreign Government Obligations	—	12,950,146	—	12,950,146
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	6,949,864	—	6,949,864
Government Sponsored Enterprises Pass-Throughs	—	89,336,526	—	89,336,526
Municipal Bonds	—	5,033,381	—	5,033,381
Non-Agency Commercial Mortgage-Backed Securities	—	10,377,692	—	10,377,692
U.S. Treasury Obligations	—	216,080,243	—	216,080,243
Repurchase Agreement	—	14,392,472	—	14,392,472
Total	$—	$588,138,964	$—	$588,138,964
Other Financial Instruments
Futures Contracts
Assets	$104,899	$—	$—	$104,899
Liabilities	(257,076)	—	—	(257,076)
Total	$(152,177)	$—	$—	$(152,177)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Equity Portfolio (“International Equity”) (formerly, International Core Equity), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act. Effective October 31, 2017, International Core Equity Portfolio changed its name to International Equity Portfolio.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Equity and International Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Credit Default Swaps-The Bond Debenture Portfolio may enter into credit default swap contracts in order to economically hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Portfolio entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(j)	Mortgage Dollar Rolls-Bond Debenture, Short Duration Income and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2017, each Fund had no unfunded loan commitments.

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture and Short Duration Income entered into forward foreign currency exchange contracts during the period ended September 30, 2017 (as described in Note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended September 30, 2017 (as described in note 2(e)) to economically hedge against changes in interest rates and to manage cash. Bond Debenture, Short Duration Income and Total Return bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2017, Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swaps	$—	$—	$12,106
Forward Foreign Currency Exchange Contracts	$—	$98,269	$—
Futures Contracts	$2,985,630	$—	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—	$337,526
Futures Contracts	$1,064,566	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$114,439	$—

Calibrated Dividend Growth Portfolio
Asset Derivatives	Equity Contracts
Futures Contracts	$11,124

	Short Duration Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts	$6,625	$—
Liability Derivatives
Futures Contracts	$23,744	$—
Forward Foreign Currency Exchange Contracts	$—	$13

Notes to Schedule of Investments (unaudited)(continued)

Total Return Portfolio
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$104,899
Liability Derivatives
Futures Contracts	$257,076

4. FEDERAL TAX INFORMATION

As of September 30, 2017, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$1,111,121,378	$167,484,182	$38,350,676
Gross unrealized gain	64,778,368	17,004,715	6,216,151
Gross unrealized loss	(7,237,097)	(4,287,515)	(408,486)
Net unrealized security gain	$57,541,271	$12,717,200	$5,807,665

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$32,534,969	$355,409,596	$621,043,598
Gross unrealized gain	5,948,869	30,217,212	69,594,433
Gross unrealized loss	(282,699)	(4,399,665)	(6,590,734)
Net unrealized security gain	$5,666,170	$25,817,547	$63,003,699

	Growth Opportunities	International Equity	International Opportunities
Tax cost	$116,983,892	$56,862,214	$48,509,133
Gross unrealized gain	17,334,896	7,468,321	9,504,588
Gross unrealized loss	(1,659,244)	(339,035)	(790,270)
Net unrealized security gain	$15,675,652	$7,129,286	$8,714,318

	Mid Cap Stock	Short Duration Income	Total Return
Tax cost	$301,128,832	$57,061,499	$586,166,709
Gross unrealized gain	36,533,460	285,537	4,433,275
Gross unrealized loss	(7,644,172)	(721,573)	(2,613,197)
Net unrealized security gain	$28,889,288	$436,036	$1,820,078

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales, currency contracts, futures and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017